[LOGO]
FRANKLIN TEMPLETON
INVESTMENTS

              TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.

                       IMPORTANT SHAREHOLDER INFORMATION


   These materials are for the Annual Meeting of Shareholders scheduled for August 26, 2002 at 2:30 p.m. Eastern time. The enclosed materials discuss two proposals (the "Proposals" or, each, a "Proposal") to be voted on at the meeting, and contain the Notice of Meeting, Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to Templeton Emerging Markets Appreciation Fund, Inc. ("Emerging Markets Appreciation Fund"). If you specify a vote for both Proposals, your proxy will be voted as you indicate. If you specify a vote for only one Proposal, but not the other, your proxy will be voted as specified, and on the Proposal for which no vote is specified, your proxy will be voted FOR that Proposal. If you simply sign and date the proxy card, but do not specify a vote for either Proposal, your proxy will be voted FOR both Proposals.


   We urge you to spend a few minutes reviewing the Proposals in the Prospectus/Proxy Statement. Then, please fill out the proxy card and return it to us so that we know how you would like to vote. When shareholders return their proxies promptly, Emerging Markets Appreciation Fund may be able to save money by not having to conduct additional mailings.


   We welcome your comments. If you have any questions, call Fund Information at 1-800/DIAL BEN(R) (1-800-342-5236).




                          TELEPHONE AND INTERNET VOTING
  For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.

[LOGO]
FRANKLIN TEMPLETON
INVESTMENTS

              TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.

                 NOTICE OF 2002 ANNUAL MEETING OF SHAREHOLDERS

   The Annual Meeting of Shareholders (the "Meeting") of Templeton Emerging Markets Appreciation Fund, Inc. ("Emerging Markets Appreciation Fund") will be held at Emerging Markets Appreciation Fund's offices, 500 East Broward Boulevard, 12/th/ Floor, Fort Lauderdale, Florida 33394-3091 on August 26, 2002 at 2:30 p.m. Eastern time.


   During the Meeting, shareholders of Emerging Markets Appreciation Fund will vote on two Proposals:


    1. To elect four Directors of Emerging Markets Appreciation Fund to hold office for the terms specified.

    2. To approve an Agreement and Plan of Acquisition (the "Plan") between Emerging Markets Appreciation Fund and Templeton Developing Markets Trust ("Developing Markets Trust") that provides for: (i) the acquisition of substantially all of the assets of Emerging Markets Appreciation Fund by Developing Markets Trust in exchange solely for shares of Developing Markets Trust--Advisor Class; (ii) the distribution of such shares to the shareholders of Emerging Markets Appreciation Fund; and (iii) the complete liquidation and dissolution of Emerging Markets Appreciation Fund.

   A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy Statement.


   Shareholders of record as of the close of business on May 31, 2002 are entitled to notice of and to vote at the Meeting or any adjourned Meeting.


                                          By Order of the Board of Directors,

                                          Barbara J. Green
                                          Secretary


July 22, 2002



You are invited to attend the Meeting, but if you cannot do so, the Board of Directors urges you to complete and return the enclosed proxy card in the enclosed postage-paid return envelope. It is important that you return your signed proxy card promptly so that a quorum may be ensured, and the costs of further solicitations avoided. You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy card, by giving written notice of revocation to Emerging Markets Appreciation Fund at any time before the proxy is exercised or by voting in person at the Meeting.



  Many shareholders hold shares in more than one Templeton fund and will receive proxy material for each fund owned. Please sign and promptly return each proxy card in the self-addressed envelope regardless of the number of shares you own.

                          Prospectus/Proxy Statement

                               TABLE OF CONTENTS


                                                                                                PAGE
                                                                                                -----
   Cover Page.................................................................................. Cover
   GENERAL.....................................................................................     3
      What proposals am I voting on?........................................................        3
      How will the shareholder voting be handled?...........................................        3
   PROPOSAL 1:                 TO ELECT FOUR DIRECTORS OF EMERGING MARKETS
                              APPRECIATION FUND TO HOLD OFFICE FOR THE TERMS
                              SPECIFIED........................................................     4
      How are nominees selected?............................................................        4
      Who are the nominees and current members of the Board of Directors?...................        4
      How often do the Directors meet and what are they paid?...............................       10
      Who are the Executive Officers of Emerging Markets Appreciation Fund?.................       11
   PROPOSAL 2:............... TO APPROVE AN AGREEMENT AND PLAN OF ACQUISITION THAT
                              PROVIDES FOR THE ACQUISITION BY DEVELOPING MARKETS TRUST
                              OF SUBSTANTIALLY ALL OF THE ASSETS OF EMERGING MARKETS
                              APPRECIATION FUND IN EXCHANGE SOLELY FOR SHARES OF
                              DEVELOPING MARKETS TRUST--ADVISOR CLASS..........................    16
   Summary.....................................................................................    16
   Comparisons of Some Important Features......................................................    17
      How do the investment goals and policies of the Funds compare?........................       17
      What are the risks of an investment in the Funds?.....................................       18
      What are the principal differences between open-end and closed-end funds?.............       18
      Who manages the Funds?................................................................       19
      How are the shares of each Fund sold?.................................................       21
      What are the fees and expenses of each Fund and what might they be after the Transaction?    21
      How do the performance records of the Funds compare?..................................       23
      What are the financial highlights of each Fund?.......................................       23
      Where can I find more performance and financial information about the Funds?..........       27
      What are other key features of the Funds?.............................................       27
   Reasons for the Transaction.................................................................    29
   Information About the Transaction...........................................................    30
      How will the Transaction be carried out?..............................................       30
      What are some of the other important terms of the Plan?..................................    30
      Who will pay the expenses of the Transaction?............................................    31
      What are the tax consequences of the Transaction?........................................    31
      What should I know about Advisor Class Shares?...........................................    31
      What are the capitalizations of the Funds and what might the capitalization be after the
        Transaction?........................................................................       34

                                                                                                         PAGE
                                                                                                         ----
Comparison of Investment Goals and Policies.............................................................  34
   Are there any significant differences between the investment goals and principal investment policies
     of the Funds?...................................................................................     35
   How do the types of securities the Funds buy and the investment practices of the Funds compare?...     37
   How do the fundamental investment restrictions of the Funds compare and differ?...................     40
   What are the risk factors associated with investments in the Funds?...............................     44
   How do the Funds' other investments, techniques, and strategies and their risks compare?..........     47
Further Information About Developing Markets Trust and Emerging Markets
  Appreciation Fund.....................................................................................  52
VOTING INFORMATION......................................................................................  52
   How many votes are necessary to approve the Proposals?............................................     52
   How do I ensure that my vote is accurately recorded?..............................................     53
   May I revoke my proxy?............................................................................     53
   Who is entitled to vote?..........................................................................     54
   Are there dissenters' rights?........................................................................  54
   How do I make a proposal at the next Annual Meeting?.................................................  54
PRINCIPAL HOLDERS OF SHARES.............................................................................  55
EXHIBITS TO PROSPECTUS/PROXY STATEMENT..................................................................  57
Exhibit A--   Form of Agreement and Plan of Acquisition between Templeton Emerging Markets
              Appreciation Fund, Inc. and Templeton Developing Markets Trust............................ A-1
Exhibit B--.. A Comparison of Governing Documents and State Law......................................... B-1
Exhibit C--.. Comparison of Developing Markets Trust's Current and Proposed Fundamental Investment
              Restrictions to Emerging Markets Appreciation Fund's Corresponding Fundamental
              Investment Restrictions................................................................... C-1
Exhibit D--.. Prospectus of Templeton Developing Markets Trust--Advisor Class dated May 1, 2002
              (Enclosed)................................................................................ D-1
Exhibit E--.. Annual Report to Shareholders of Templeton Developing Markets Trust for the fiscal year ended December 31, 2001 (Enclosed)........................................................ E-1

                          PROSPECTUS/PROXY STATEMENT


                              Dated July 1, 2002


                         Acquisition of the Assets of
              TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
                          500 East Broward Boulevard
                      Fort Lauderdale, Florida 33394-3091

                                 954-527-7500


                By and in Exchange for Advisor Class Shares of
                      TEMPLETON DEVELOPING MARKETS TRUST
                          500 East Broward Boulevard
                      Fort Lauderdale, Florida 33394-3091
                                 954-527-7500


   This Prospectus/Proxy Statement solicits proxies to be voted at the Annual Meeting of Shareholders (the "Meeting") of Templeton Emerging Markets Appreciation Fund, Inc. ("Emerging Markets Appreciation Fund"). You are being asked to vote on two proposals (the "Proposals" or, each, a "Proposal"): (1) to elect four Directors of Emerging Markets Appreciation Fund to hold office for the terms specified; and (2) to approve an Agreement and Plan of Acquisition (the "Plan") between Emerging Markets Appreciation Fund and Templeton Developing Markets Trust ("Developing Markets Trust") (each, a "Fund" and, together, the "Funds").


   The Meeting will be held at Emerging Markets Appreciation Fund's offices, 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091 on August 26, 2002 at 2:30 p.m. Eastern time. The Board of Directors of Emerging Markets Appreciation Fund (the "Board of Directors" or the "Directors") is soliciting these proxies. The Notice of Meeting, Prospectus/Proxy Statement and proxy card were first sent to shareholders of record on or about July 22, 2002.

   If shareholders of Emerging Markets Appreciation Fund vote to approve the Plan, substantially all of the assets of Emerging Markets Appreciation Fund will be acquired by Developing Markets Trust, a diversified, open-end management investment company, in exchange for shares of Developing Markets Trust--Advisor Class ("Advisor Class Shares"). You will receive Advisor Class Shares of equivalent aggregate net asset value ("NAV") to your investment in Emerging Markets Appreciation Fund. Emerging Markets Appreciation Fund will then be liquidated and dissolved. The Directors elected at the Meeting, along with the other Directors, will serve until that time. Advisor Class Shares may be redeemed at NAV at any time, although Advisor Class Shares redeemed within six months of the closing of the transaction will be subject to a redemption fee of 2%.


   Both Emerging Markets Appreciation Fund and Developing Markets Trust invest primarily in securities of emerging or developing markets issuers. The investment goals of the Funds are substantially similar. Developing Markets Trust's investment goal is to seek long-term capital appreciation. Similarly, Emerging Markets Appreciation Fund's investment goal is to seek capital appreciation. Both Funds are managed by Templeton Asset Management Ltd. (the "Investment Manager"). Franklin Advisers, Inc. ("Advisers") is the sub-adviser for Emerging Markets Appreciation Fund. Developing Markets Trust does not have a sub-adviser.


   This Prospectus/Proxy Statement gives the information about the proposed transaction and Developing Markets Trust that you should know before voting on the Plan. You should retain it for future reference. Additional information about Developing Markets Trust and the proposed transaction has been filed with the U.S. Securities and Exchange Commission ("SEC") and can be found in the following documents:

  . The Prospectus of Templeton Developing Markets Trust--Advisor Class dated May 1, 2002 (the "Developing Markets Trust Prospectus"), which is enclosed with and considered a part of this Prospectus/Proxy Statement.

  . The Annual Report to Shareholders of Templeton Developing Markets Trust for the fiscal year ended December 31, 2001 which contains financial and performance information for Developing Markets Trust and is enclosed with and considered a part of this Prospectus/Proxy Statement.

  . A Statement of Additional Information dated July 1, 2002, relating to this Prospectus/Proxy Statement (the "SAI"), which has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

   You may request a free copy of the SAI without charge by calling 1-800/DIAL BEN(R) (1-800-342-5236) or by writing to Developing Markets Trust or Emerging Markets Appreciation Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

   The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

   Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

..GENERAL

  What proposals am I voting on?

   You are being asked to vote on two Proposals:


    1. To elect four Directors of Emerging Markets Appreciation Fund; and



    2. To approve an Agreement and Plan of Acquisition between Emerging Markets Appreciation Fund and Developing Markets Trust that provides for: (i) the acquisition of substantially all of the assets of Emerging Markets Appreciation Fund by Developing Markets Trust in exchange solely for shares of Developing Markets Trust--Advisor Class; (ii) the distribution of such shares to the shareholders of Emerging Markets Appreciation Fund; and (iii) the complete liquidation and dissolution of Emerging Markets Appreciation Fund.



   The Board of Directors unanimously recommends that you vote FOR both Proposals. The Board of Directors does not intend to bring any other matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Board of Directors is not aware of any other matters to be brought before the Meeting. If any other matter properly comes before the Meeting to be voted on, however, the proxy holders will vote, act and consent on such matters in accordance with the views of management.


  How will the shareholder voting be handled?


   Shareholders of record of Emerging Markets Appreciation Fund at the close of business on May 31, 2002 (the "Record Date") are entitled to be present and to vote at the Meeting or any adjourned Meeting. Each share of record is entitled to one vote (and a proportionate fractional vote for each fractional share). The election of Directors requires the affirmative vote of the holders of a plurality of Emerging Markets Appreciation Fund's shares present and voting on the Proposal at the Meeting. Approval of the Plan requires the affirmative vote of a majority of the outstanding voting shares of Emerging Markets Appreciation Fund.



   Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing and returning the enclosed proxy card or voting by telephone or over the Internet, if eligible. If you vote by any of these three methods, the persons designated as proxies will officially cast your vote at the Meeting.


   You may revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person. For more details about shareholder voting, please see the "VOTING INFORMATION" section of this Prospectus/Proxy Statement.

..PROPOSAL 1:  TO ELECT FOUR DIRECTORS OF EMERGING MARKETS APPRECIATION FUND TO
               HOLD OFFICE FOR THE TERMS SPECIFIED

  How are nominees selected?


   The Board of Directors has a Nominating and Compensation Committee (the "Committee") consisting of Andrew H. Hines, Jr. (Chairman), Frank J. Crothers, Edith E. Holiday and Gordon S. Macklin, none of whom is an "interested person" of Emerging Markets Appreciation Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). Directors who are not interested persons of Emerging Markets Appreciation Fund are referred to as the "Independent Directors." The Committee is responsible for the selection and nomination of candidates to serve as Directors of Emerging Markets Appreciation Fund. The Committee will review shareholders' nominations to fill vacancies on the Board of Directors if these nominations are submitted in writing and addressed to the Committee at Emerging Markets Appreciation Fund's offices. However, the Committee expects to be able to identify from its own resources an ample number of qualified candidates.


  Who are the nominees and current members of the Board of Directors?


   The Board of Directors is divided into three classes. Each class has a term of three years. Each year the term of office of one class expires. This year, the terms of four Directors expire. Rupert H. Johnson, Jr., Betty P. Krahmer, Gordon S. Macklin and Fred R. Millsaps have been nominated for three-year terms, set to expire at the 2005 Annual Meeting of Shareholders. These terms continue, however, until successors are duly elected and qualified. (If the Plan is approved, however, none of the Directors will complete their terms, but will serve until the liquidation and dissolution of Emerging Markets Appreciation Fund.) All of the nominees are currently members of the Board of Directors. In addition, all of the current nominees and Directors are also directors or trustees of other Franklin(R) funds and/or Templeton(R) funds (collectively, the "funds in Franklin Templeton Investments"). Among these Directors, only Rupert H. Johnson, Jr. is deemed to be an "interested person" for purposes of the 1940 Act. Directors who are "interested persons" are referred to as "Interested Directors."



   Certain Directors of Emerging Markets Appreciation Fund hold director and/or officer positions with Franklin Resources, Inc. ("Resources") and its affiliates. Resources is a publicly owned holding company, the principal shareholders of which are Charles B. Johnson and Rupert H. Johnson, Jr., who own approximately 17.6% and 14.5%, respectively, of its outstanding shares. Resources, a global investment organization operating as Franklin Templeton Investments, is primarily engaged, through various subsidiaries, in providing investment management, share distribution, transfer agent and administrative services to a family of investment companies. Resources is a New York Stock Exchange ("NYSE") listed holding company (NYSE: BEN). Charles E. Johnson, Vice President of Emerging Markets Appreciation Fund, is the son and nephew, respectively, of brothers Charles B. Johnson, Chairman of the Board, Director and Vice President of Emerging Markets Appreciation Fund, and Rupert H. Johnson, Jr., Director and Vice President of Emerging Markets Appreciation Fund. There are no other family relationships among any of the Directors or nominees for Director.


   Each nominee currently is available and has consented to serve if elected. If any of the nominees should become unavailable, the designated proxy holders will vote in their discretion for another person or persons who may be nominated as Directors.

   Listed below, for each nominee and Director, are their name, age and address, as well as their position and length of service with Emerging Markets Appreciation Fund, principal occupation during the past five years, the number of portfolios in the Franklin Templeton Investments fund complex that they oversee, and other directorships held by the Director.


Nominees for Independent Director to serve until 2005 Annual Meeting of
Shareholders:


                                                                 Number of
                                                               PORTFOLIOS IN
                                                                 FRANKLIN
                                                                 TEMPLETON
                                                                INVESTMENTS
                                                               FUND COMPLEX
                                                  LENGTH OF     OVERSEEN BY
 NAME, AGE AND ADDRESS                POSITION   TIME SERVED     DIRECTOR*      OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------

Betty P. Krahmer (72)                 Director   Since 1994         22                    None
  500 East Broward Blvd.
  Suite 2100
  Fort Lauderdale, FL
  33394-3091

Principal Occupation During Past 5 Years:
Director or trustee of various civic associations; and formerly, Economic Analyst, U.S. government.
-----------------------------------------------------------------------------------------------------------

Gordon S. Macklin (74)                Director   Since 1994         133        Director, White Mountains
  500 East Broward Blvd.                                                       Insurance Group, Ltd.;
  Suite 2100                                                                   (holding company) Martek
  Fort Lauderdale, FL                                                          Biosciences Corporation;
  33394-3091                                                                   WorldCom, Inc.
                                                                               (communications services);
                                                                               MedImmune, Inc.
                                                                               (biotechnology);
                                                                               Overstock.com (Internet
                                                                               services); and Spacehab,
                                                                               Inc. (aerospace services).

Principal Occupation During Past 5 Years:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and formerly, Chairman, White
River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until
1992); and President, National Association of Securities Dealers, Inc. (until 1987).
-----------------------------------------------------------------------------------------------------------

Fred R. Millsaps (73)                 Director   Since 1994         28                    None
  500 East Broward Blvd.
  Suite 2100
  Fort Lauderdale, FL
  33394-3091

Principal Occupation During Past 5 Years:
Director of various business and nonprofit organizations and manager of personal investments (1978-present);
and formerly, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial
Vice President, Florida Power and Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta
(1958-1965).
------------------------------------------------------------------------------------------------------------

Nominee for Interested Director to serve until 2005 Annual Meeting of
Shareholders:


                                                                       NUMBER OF
                                                                     PORTFOLIOS IN
                                                                       FRANKLIN
                                                                       TEMPLETON
                                                                      INVESTMENTS
                                                                     FUND COMPLEX
                                                     LENGTH OF        OVERSEEN BY
    NAME, AGE AND ADDRESS           POSITION        TIME SERVED        DIRECTOR*     OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------

**Rupert H. Johnson, Jr. (61)    Director and      Director since         117                  None
 One Franklin Parkway            Vice President    1994 and Vice
 San Mateo, CA 94403-1906                          President
                                                   since 1996

Principal Occupation During Past 5 Years:
Vice Chairman, Member--Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment
Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------


Independent Directors serving until 2004 Annual Meeting of Shareholders:





  Harris J. Ashton (69)             Director        Since 1994        133       Director, RBC Holdings,
   500 East Broward Blvd.                                                       Inc. (bank holding
   Suite 2100                                                                   company) and Bar-S Foods
   Fort Lauderdale, FL                                                          (meat packing company).
   33394-3091

  Principal Occupation During Past 5 Years:
  Director of various companies; and formerly, President, Chief Executive Officer and Chairman of the Board,
  General Host Corporation (nursery and craft centers) (until 1998).
  ------------------------------------------------------------------------------------------------------------

  Frank J. Crothers (57)            Director        Since 1997        17                  None
    500 East Broward Blvd.
    Suite 2100
    Fort Lauderdale, FL
    33394-3091

  Principal Occupation During Past 5 Years:
  Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment & Power Ltd.; Vice
  Chairman, Caribbean Utilities Co. Ltd.; Director and President, Provo Power Company Ltd.; and director of various other business and nonprofit organizations.
  ------------------------------------------------------------------------------------------------------------

  S. Joseph Fortunato (69)          Director        Since 1994        134                 None
    500 East Broward Blvd.
    Suite 2100
    Fort Lauderdale, FL
    33394-3091

  Principal Occupation During Past 5 Years:
  Member of the law firm of Pitney, Hardin, Kipp & Szuch.
  ------------------------------------------------------------------------------------------------------------

Interested Director serving until 2004 Annual Meeting of Shareholders:


                                                              NUMBER OF
                                                            PORTFOLIOS IN
                                                              FRANKLIN
                                                              TEMPLETON
                                                             INVESTMENTS
                                                            FUND COMPLEX
                                             LENGTH OF       OVERSEEN BY
 NAME, AGE AND ADDRESS         POSITION     TIME SERVED       DIRECTOR*         OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------

**Nicholas F. Brady (72)       Director     Since 1994           22           Director, Amerada Hess
  500 East Broward Blvd.                                                      Corporation (exploration
  Suite 2100                                                                  and refining of oil and gas);
  Fort Lauderdale, FL                                                         C2, Inc. (operating and
  33394-3091                                                                  investment business); and
                                                                              H.J. Heinz Company
                                                                              (processed foods and allied
                                                                              products).

Principal Occupation During Past 5 Years:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd. and Darby
Emerging Markets Investments LDC (investment firms) (1994-present); Director, Templeton Capital Advisors
Ltd., and Franklin Templeton Investment Fund; and formerly, Secretary of the United States Department of the
Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and
U.S. Senator, New Jersey (April 1982-December 1982).
--------------------------------------------------------------------------------------------------------------


Independent Directors serving until 2003 Annual Meeting of Shareholders:





            Andrew H. Hines, Jr. (79)             Director            Since 1994           28            None
              500 East Broward Blvd.
              Suite 2100
              Fort Lauderdale, FL
              33394-3091

            Principal Occupation During Past 5 Years:
            Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd College (1991-present); and
            formerly, Chairman and Director, Precise Power Corporation (1990-1997); Director, Checkers Drive-In
            Restaurant, Inc. (1994-1997); and Chairman of the Board and Chief Executive Officer, Florida Progress
            Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
            -----------------------------------------------------------------------------------------------------------

                                                                NUMBER OF
                                                              PORTFOLIOS IN
                                                                FRANKLIN
                                                                TEMPLETON
                                                               INVESTMENTS
                                                              FUND COMPLEX
                                               LENGTH OF       OVERSEEN BY
   NAME, AGE AND ADDRESS         POSITION     TIME SERVED       DIRECTOR*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------

Edith E. Holiday (50)            Director     Since 1996           82           Director, Amerada Hess
  500 East Broward Blvd.                                                        Corporation (exploration
  Suite 2100                                                                    and refining of oil and gas);
  Fort Lauderdale, FL                                                           Hercules Incorporated
  33394-3091                                                                    (chemicals, fibers and
                                                                                resins); Beverly Enterprises,
                                                                                Inc. (health care); H.J.
                                                                                Heinz Company (processed
                                                                                foods and allied products);
                                                                                RTI International Metals,
                                                                                Inc. (manufacture and
                                                                                distribution of titanium);
                                                                                Digex Incorporated (web
                                                                                hosting provider); and
                                                                                Canadian National Railway
                                                                                (railroad).

Principal Occupation During Past 5 Years:
Director of various companies; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department
(1988-1989).
-----------------------------------------------------------------------------------------------------------------

Constantine D. Tseretopoulos     Director     Since 1998           18                       None
  (48)
  500 East Broward Blvd.
  Suite 2100
  Fort Lauderdale, FL
  33394-3091

Principal Occupation During Past 5 Years:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and formerly,
Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore
Medical Center (1982-1985).
-----------------------------------------------------------------------------------------------------------------

Interested Directors serving until 2003 Annual Meeting of Shareholders:


                                                                           NUMBER OF
                                                                         PORTFOLIOS IN
                                                                           FRANKLIN
                                                                           TEMPLETON
                                                                          INVESTMENTS
                                                                         FUND COMPLEX
                                                       LENGTH OF TIME     OVERSEEN BY
  NAME, AGE AND ADDRESS                 POSITION           SERVED          DIRECTOR*      OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------

**Martin L. Flanagan (41)            Director and      Director and            6          None
  One Franklin Parkway               Vice President    Vice President
  San Mateo, CA 94403-1906                             since 1994

Principal Occupation During Past 5 Years:
President, Member--Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin
Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and
Chief Operating Officer, Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin
Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc. and of 52 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------

**Charles B. Johnson (69)            Chairman of       Chairman of            133         None
  One Franklin Parkway               the Board,        the Board and
  San Mateo, CA 94403-1906           Director and      Director since
                                     Vice President    1995 and Vice
                                                       President
                                                       since 1994

Principal Occupation During Past 5 Years:
Chairman of the Board, Chief Executive Officer, Member--Office of the Chairman and Director, Franklin
Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company
International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------



* We base the number of portfolios on each separate series of U.S. registered investment companies included in the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers, and may also share a common underwriter.


** Nicholas F. Brady, Martin L. Flanagan, Charles B. Johnson and Rupert H.
   Johnson, Jr. are "interested persons" of Emerging Markets Appreciation Fund as defined by the 1940 Act. The 1940 Act limits the percentage of interested persons that can comprise a fund's board of directors. Messrs. Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of Emerging Markets Appreciation Fund due to their positions as officers and directors and major shareholders of Resources, which is the parent company of Emerging Markets Appreciation Fund's Investment Manager, and their positions with Emerging Markets Appreciation Fund. Mr. Flanagan's status as an interested person results from his position as an officer of Resources and his position with Emerging Markets Appreciation Fund. Mr. Brady's status as an interested person results from his business affiliations with Resources and Templeton Global Advisors Limited. Mr. Brady and Resources are both limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. ("DEMF"). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC ("DTV") in which Darby Overseas is a significant investor and for which Darby Overseas has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. ("DBVA"), a private equity fund in which Darby Overseas is a significant investor, and the general partner of which Darby Overseas controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. ("TCAL"), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources. The remaining nominees and Directors of Emerging Markets Appreciation Fund are Independent Directors.



   The following tables provide the dollar range of equity securities of Emerging Markets Appreciation Fund and of funds in Franklin Templeton Investments beneficially owned by the Directors as of March 31, 2002.



Independent Directors:



                                                        AGGREGATE DOLLAR RANGE OF EQUITY
                             DOLLAR RANGE OF EQUITY     SECURITIES IN ALL FUNDS OVERSEEN
                             SECURITIES IN EMERGING     BY THE DIRECTOR IN THE FRANKLIN
                              MARKETS APPRECIATION      TEMPLETON INVESTMENTS FUND
NAME OF DIRECTOR                      FUND                      COMPLEX
------------------------------------------------------------------------------------
Harris J. Ashton............      $1-$10,000                 Over $100,000
Frank J. Crothers...........         None                    Over $100,000
S. Joseph Fortunato.........      $1-$10,000                 Over $100,000
Andrew H. Hines, Jr.........    $10,001-$50,000              Over $100,000
Edith E. Holiday............      $1-$10,000                 Over $100,000
Betty P. Krahmer............    $10,001-$50,000              Over $100,000
Gordon S. Macklin...........    $10,001-$50,000              Over $100,000
Fred R. Millsaps............         None                    Over $100,000
Constantine D. Tseretopoulos         None                    Over $100,000



Interested Directors:



                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                        DOLLAR RANGE OF EQUITY        SECURITIES IN ALL FUNDS OVERSEEN
                        SECURITIES IN EMERGING        BY THE DIRECTOR IN THE FRANKLIN
                         MARKETS APPRECIATION         TEMPLETON INVESTMENTS FUND
 NAME OF DIRECTOR                FUND                      COMPLEX
 ------------------------------------------------------------------------------
 Nicholas F. Brady.....    $10,001-$50,000              Over $100,000
 Martin L. Flanagan....         None                    Over $100,000
 Charles B. Johnson....    $10,001-$50,000              Over $100,000
 Rupert H. Johnson, Jr.    $10,001-$50,000              Over $100,000


  How often do the Directors meet and what are they paid?


   The role of the Directors is to provide general oversight of Emerging Markets Appreciation Fund's business, and to ensure that Emerging Markets Appreciation Fund is operated for the benefit of shareholders. The Directors anticipate meeting at least five times during the current fiscal year to review the operations of Emerging Markets Appreciation Fund and Emerging Markets Appreciation Fund's investment performance. The Directors also oversee the services furnished to Emerging Markets Appreciation Fund by the Investment Manager and various other service providers. Emerging Markets Appreciation Fund currently pays the Independent Directors and Mr. Brady a fee of $100 per Board meeting attended. Directors serving on the Audit Committee of Emerging Markets Appreciation Fund and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per Audit Committee meeting attended, a portion of which is allocated to Emerging Markets Appreciation Fund. Members of a committee are not compensated for any committee meeting held on the day of a Board meeting.



   During the fiscal year ended March 31, 2002, there were seven meetings of the Board of Directors, three meetings of the Audit Committee, and three meetings of the Nominating and Compensation Committee. Each Director then in office attended at least 75% of the aggregate number of meetings of the Board and of the committee(s) of the Board on which the Director served.

   Certain Directors and officers of Emerging Markets Appreciation Fund are shareholders of Resources and may receive indirect remuneration due to their participation in management fees and other fees received by the Investment Manager and its affiliates from the funds in Franklin Templeton Investments. The Investment Manager or its affiliates pay the salaries and expenses of the officers. No pension or retirement benefits are accrued as part of Fund expenses.


                                                                       NUMBER OF BOARDS
                                                                         IN FRANKLIN
                                 AGGREGATE       TOTAL COMPENSATION       TEMPLETON
                             COMPENSATION FROM      FROM FRANKLIN      INVESTMENTS FUND
                              EMERGING MARKETS  TEMPLETON INVESTMENTS  COMPLEX ON WHICH
NAME OF DIRECTOR             APPRECIATION FUND*    FUND COMPLEX**     DIRECTOR SERVES***
----------------------------------------------------------------------------------------
Harris J. Ashton............        $553              $353,221                48
Nicholas F. Brady...........         553               134,500                18
Frank J. Crothers...........         565                92,000                14
S. Joseph Fortunato.........         553               352,380                49
Andrew H. Hines, Jr.........         559               201,500                19
Edith E. Holiday............         553               254,670                28
Betty P. Krahmer............         553               134,500                18
Gordon S. Macklin...........         553               353,221                48
Fred R. Millsaps............         559               201,500                19
Constantine D. Tseretopoulos         565                94,500                15

--------
*  Compensation received for the fiscal year ended March 31, 2002.

** For the calendar year ended December 31, 2001.

*** We base the number of boards on the number of U.S. registered investment companies in the Franklin Templeton Investments fund complex. This number does not include the total number of series or funds within each investment company for which the board members are responsible. Franklin Templeton Investments currently includes 53 registered investment companies, with approximately 155 U.S. based funds or series.



   The table above indicates the total fees paid to Directors by Emerging Markets Appreciation Fund individually, and by all of the U.S. registered funds in Franklin Templeton Investments. These Directors also serve as directors or trustees of other funds in Franklin Templeton Investments, many of which hold meetings at different dates and times. The Directors and Emerging Markets Appreciation Fund's management believe that having the same individuals serving on the boards of many of the funds in Franklin Templeton Investments enhances the ability of each fund to obtain, at a relatively modest cost to each separate fund, the services of high caliber, experienced and knowledgeable Independent Directors who can more effectively oversee the management of the funds.


   Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of the fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of the fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds, until the value of such investments equals or exceeds five times the annual fees paid to such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, were valued as of such date with subsequent investments valued at cost.

  Who are the Executive Officers of Emerging Markets Appreciation Fund?

   Officers of Emerging Markets Appreciation Fund are appointed by the Directors and serve at the pleasure of the Board of Directors. Listed below for each Executive Officer are their name, age and address, as well as their position and length of service with Emerging Markets Appreciation Fund, and principal occupation during the past five years.

  NAME, AGE AND ADDRESS                        POSITION                          LENGTH OF TIME SERVED
-------------------------------------------------------------------------------------------------------------------
Charles B. Johnson                  Chairman of the Board, Director          Chairman of the Board and
                                    and Vice President                       Director since 1995 and Vice
                                                                             President since 1994

Please refer to the table "Interested Directors serving until 2003 Annual Meeting of Shareholders" for additional information about Mr. Charles B. Johnson.
-------------------------------------------------------------------------------------------------------------------

Mark Mobius (65)                    President                                Since 1994
 Two Exchange Square
 39th Floor
 Suite 3905-08
 Hong Kong*

Principal Occupation During Past 5 Years:
Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management
Ltd.; Executive Vice President and Director, Templeton Global Advisors Limited; officer of eight of the investment companies in Franklin Templeton Investments; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc.; and formerly, President, International Investment Trust Company
Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director, Vickers da Costa, Hong Kong
(1983-1986).
-------------------------------------------------------------------------------------------------------------------

Rupert H. Johnson, Jr.              Director and Vice President              Director since 1994 and Vice
                                                                             President since 1996

Please refer to the table "Nominee for Interested Director to serve until 2005 Annual Meeting of Shareholders"
for additional information about Mr. Rupert H. Johnson, Jr.
-------------------------------------------------------------------------------------------------------------------

Harmon E. Burns (57)                Vice President                           Since 1996
 One Franklin Parkway
 San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:
Vice Chairman, Member--Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director,
Franklin Investment Advisory Services, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan                  Director and Vice President              Director and Vice President
                                                                             since 1994

Please refer to the table "Interested Directors serving until 2003 Annual Meeting of Shareholders" for additional information about Mr. Martin L. Flanagan.
-------------------------------------------------------------------------------------------------------------------

     NAME, AGE AND ADDRESS                             POSITION                    LENGTH OF TIME SERVED
-----------------------------------------------------------------------------------------------------------------

Charles E. Johnson (45)                      Vice President                             Since 1996
  One Franklin Parkway
  San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:
President, Member--Office of the President and Director, Franklin Resources, Inc.; Senior Vice President,
Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin
Advisers, Inc.; Chairman of the Board, President and Director, Franklin Investment Advisory Services, Inc.; and
officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 34 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------

Jeffrey A. Everett (38)                      Vice President                             Since 2001
  P.O. Box N-7759
  Lyford Cay, Nassau
  Bahamas *

Principal Occupation During Past 5 Years:
President and Director, Templeton Global Advisors Limited; officer of 18 of the investment companies in
Franklin Templeton Investments; and formerly, Investment Officer, First Pennsylvania Investment Research
(until 1989).
-----------------------------------------------------------------------------------------------------------------

John R. Kay (61)                             Vice President                             Since 1994
  500 East Broward Blvd.
  Suite 2100
  Fort Lauderdale, FL 33394-3091

Principal Occupation During Past 5 Years:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.;
Senior Vice President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin
Resources, Inc. and of 23 of the investment companies in Franklin Templeton Investments; and formerly, Vice
President and Controller, Keystone Group, Inc.
-----------------------------------------------------------------------------------------------------------------

Murray L. Simpson (65)                       Vice President and Assistant               Since 2000
  One Franklin Parkway                       Secretary
  San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin Investment
Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------

     NAME, AGE AND ADDRESS                              POSITION                     LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------

Barbara J. Green (54)                         Vice President and Secretary       Vice President since 2000 and
  One Franklin Parkway                                                           Secretary since 1996
  San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton
Worldwide, Inc.; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of
Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman,
Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney,
Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------------

David P. Goss (55)                            Vice President and Assistant       Since 2000
  One Franklin Parkway                        Secretary
  San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property
Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and formerly,
President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin
Select Realty Trust (until 2000).
--------------------------------------------------------------------------------------------------------------------

Michael O. Magdol (65)                        Vice President--                   Since May 2002
  600 5th Avenue                              AML Compliance
  Rockefeller Center
  New York, NY 10048-0772

Principal Occupation During Past 5 Years:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; Director, FTI
Banque, Arch Chemicals, Inc. and Lingnan Foundation; and officer of 41 of the investment companies in
Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------

Bruce S. Rosenberg (40)                       Treasurer                          Since 2000
  500 East Broward Blvd.
  Suite 2100
  Fort Lauderdale, FL 33394-3091

Principal Occupation During Past 5 Years:
Vice President, Franklin Templeton Services, LLC; and officer of some of the subsidiaries of Franklin
Resources, Inc. and of 19 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------



* Messrs. Mobius and Everett have authorized Templeton Worldwide, Inc., Attention Law Department, 500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091, as agent, to receive notices on their behalf.

..AUDIT COMMITTEE

   The Board of Directors has a standing Audit Committee consisting of Messrs. Millsaps (Chairman), Crothers, Hines and Tseretopoulos, all of whom are Independent Directors and also are considered to be "independent" as that term is defined by the NYSE's listing standards. The Audit Committee reviews the maintenance of the Fund's records and the safekeeping arrangements of Emerging Markets Appreciation Fund's custodian, reviews both the audit and non-audit work of Emerging Markets Appreciation Fund's independent auditors, and submits a recommendation to the Board of Directors as to the selection of independent auditors.

   Selection of Independent Auditors. Upon the recommendation of the Audit Committee, the Board of Directors selected the firm of PricewaterhouseCoopers LLP ("PwC") as independent auditors of Emerging Markets Appreciation Fund for the current fiscal year. Representatives of PwC are not expected to be present at the Meeting, but will have the opportunity to make a statement if they wish, and will be available should any matter arise requiring their presence.

   Audit Fees. The aggregate fees paid to PwC in connection with the annual audit of Emerging Markets Appreciation Fund's financial statements for the fiscal year ended March 31, 2002 were $19,000.


   Financial Information Systems Design and Implementation Fees. PwC did not render any services with respect to financial information systems design and implementation during the fiscal year ended March 31, 2002 to Emerging Markets Appreciation Fund or entities affiliated with Emerging Markets Appreciation Fund that provide services to Emerging Markets Appreciation Fund.



   All Other Fees. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PwC to Emerging Markets Appreciation Fund or entities affiliated with Emerging Markets Appreciation Fund that provide services to Emerging Markets Appreciation Fund for the fiscal year ended March 31, 2002 were $142,204. The Audit Committee of the Fund has determined that provision of these non-audit services is compatible with maintaining the independence of PwC.


   Audit Committee Report. The Board of Directors has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's responsibilities. The charter was filed with the proxy statement for Emerging Markets Appreciation Fund's 2001 Annual Meeting of Shareholders.

   As required by the charter, the Audit Committee reviewed Emerging Markets Appreciation Fund's audited financial statements and met with management, as well as with PwC, Emerging Markets Appreciation Fund's independent auditors, to discuss the financial statements.

   The Audit Committee received the written disclosures and the letter from PwC required by Independence Standards Board No. 1. The Audit Committee also received the report of PwC regarding the results of their audit. In connection with its review of the financial statements and the auditors' report, the members of the Audit Committee discussed with a representative of PwC their independence, as well as the following: the auditors' responsibilities in accordance with generally accepted auditing standards; the auditors' responsibilities for information prepared by management that accompanies Emerging Markets Appreciation Fund's audited financial statements and any procedures performed and the results; the initial selection of, and whether there were any changes in, significant accounting policies or their application; management's judgments and accounting estimates; whether there were any significant audit adjustments; whether there were any disagreements with management; whether there was any consultation with other accountants; whether there were any major issues discussed with management prior to the auditors' retention; whether the auditors encountered any difficulties in dealing with management in performing the audit; and the auditors' judgments about the quality of the company's accounting principles.

   Based on its discussions with management and Emerging Markets Appreciation Fund's auditors, the Audit Committee did not become aware of any material misstatements or omissions in the financial statements. Accordingly, the Audit Committee recommended to the Board of Directors that the audited financial statements be included in Emerging Markets Appreciation Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2002 for filing with the U.S. Securities and Exchange Commission.

                                          AUDIT COMMITTEE

                                            Fred R. Millsaps (Chairman)
                                            Frank J. Crothers
                                            Andrew H. Hines, Jr.
                                            Constantine D. Tseretopoulos

..PROPOSAL 2:    TO APPROVE AN AGREEMENT AND PLAN OF ACQUISITION THAT PROVIDES
                FOR THE ACQUISITION BY DEVELOPING MARKETS TRUST OF SUBSTANTIALLY ALL OF THE ASSETS OF EMERGING MARKETS APPRECIATION FUND IN EXCHANGE SOLELY FOR SHARES OF DEVELOPING MARKETS TRUST--ADVISOR CLASS

                                    Summary

   This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the remainder of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A), A Comparison of Governing Documents and State Law (attached as Exhibit B), a Comparison of Developing Markets Trust's Current and Proposed Fundamental Investment Restrictions to Emerging Markets Appreciation Fund's Corresponding Fundamental Investment Restrictions (attached as Exhibit C), the Developing Markets Trust Prospectus (enclosed as Exhibit D), and the Annual Report to Shareholders of Developing Markets Trust (enclosed as Exhibit E).


   At a meeting held in March 2002, the Board of Directors considered a proposal to reorganize Emerging Markets Appreciation Fund into Developing Markets Trust, a diversified, open-end management investment company with five classes of shares of beneficial interest outstanding. Having duly considered the factors it deemed relevant, the Board of Directors, including all of the Independent Directors, unanimously approved the Plan in substantially the form attached to this Prospectus/Proxy Statement and voted to recommend that Emerging Markets Appreciation Fund shareholders approve the Plan. If Emerging Markets Appreciation Fund shareholders approve the Plan, it will result in the transfer of substantially all of Emerging Markets Appreciation Fund's assets to Developing Markets Trust in exchange for shares of beneficial interest, par value $0.01 per share, of Advisor Class of equivalent aggregate NAV. The Advisor Class Shares will then be distributed to Emerging Markets Appreciation Fund shareholders and Emerging Markets Appreciation Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Emerging Markets Appreciation Fund and will become a shareholder of Developing Markets Trust. The exchange of Emerging Markets Appreciation Fund assets for Advisor Class Shares will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place (the "Closing Date") and which is currently scheduled to occur approximately one month after the Meeting, but may occur as of any later date otherwise agreed to by the Funds. If the Plan is approved by shareholders, Directors elected at the Meeting will continue to serve until Emerging Markets Appreciation Fund is completely liquidated and dissolved. Advisor Class Shares may be redeemed at NAV at any time, although shares received in the Transaction that are redeemed within six months of the Closing Date are subject to a redemption fee of 2%.


   The Investment Manager is the investment adviser for Developing Markets Trust as well as Emerging Markets Appreciation Fund. Pursuant to a sub-advisory agreement between the Investment Manager and Advisers, Advisers manages the debt component of Emerging Markets Appreciation Fund's portfolio. Developing Markets Trust has investment goals and policies that are similar to those of Emerging Markets

Appreciation Fund.

   For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Directors has determined that the Transaction is in the best interests of Emerging Markets Appreciation Fund shareholders. The Board of Directors of Emerging Markets Appreciation Fund and the Board of Trustees of Developing Markets Trust (the "Board of Trustees") also concluded that no dilution in value would result to either the shareholders of Emerging Markets Appreciation Fund or Developing Markets Trust as a result of the Transaction.

   It is expected that Emerging Markets Appreciation Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Advisor Class Shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transaction--What are the tax consequences of the Transaction?"

 THE BOARD OF DIRECTORS OF EMERGING MARKETS APPRECIATION FUND RECOMMENDS THAT
                         YOU VOTE TO APPROVE THE PLAN.

                    Comparisons of Some Important Features

  How do the investment goals and policies of the Funds compare?

   The investment goals of the Funds are very similar. Emerging Markets Appreciation Fund's investment goal is capital appreciation. Developing Markets Trust's investment goal is long-term capital appreciation. Unlike Developing Markets Trust, Emerging Markets Appreciation Fund's emphasis on capital appreciation is unrelated to a particular time horizon. However, there is little practical difference between the Funds' investment goals.

   Emerging Markets Appreciation Fund invests substantially all of its assets (i.e., not less than 80% of its total assets) in a portfolio of equity securities and debt obligations of issuers in emerging market countries. Under normal market conditions, Emerging Markets Appreciation Fund invests approximately 65% of its total assets in equity securities and 35% of its total assets in debt obligations of sovereign or sovereign-related entities and private sector companies. Effective July 31, 2002, subject to change only upon 60 days' advance notice to shareholders, Emerging Markets Appreciation Fund will, under normal circumstances, invest substantially all of its assets (not less than 80% of its net assets) in a portfolio of equity securities and debt obligations of issuers in emerging market countries.

   Under normal market conditions, Developing Markets Trust invests mainly in equity securities of developing market companies. Developing Markets Trust also may invest up to 35% of its total assets in debt securities. Effective July 31, 2002, subject to change only upon 60 days' advance notice to shareholders, Developing Markets Trust will, under normal circumstances, invest at least 80% of its net assets in securities of issuers in developing market countries. Developing Markets Trust may also invest up to 20% of its net assets in the securities of developed market countries issuers. As used by the Funds, the terms "emerging market" and "developing market" have the same meaning--i.e.,
(i) countries that are generally considered low or middle income countries by the International Bank of Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation; or (ii) countries that are classified by the United Nations or otherwise regarded by their authorities as developing; or (iii) countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index.

   Although both Emerging Markets Appreciation Fund and Developing Markets Trust invest in a broad range of developing or emerging market issuers, and have similar investment policies, there are several noteworthy differences between the Funds' investment policies. One principal difference is that Emerging Markets Appreciation Fund currently is managed as a balanced fund with a target allocation of investing approximately 65% of its total assets in equity securities and 35% of its total assets in debt securities. Developing Markets Trust, on the other hand, invests primarily in equity securities.

   Another important difference is that Emerging Markets Appreciation Fund is a non-diversified fund, meaning that it may invest a greater percentage of its assets in the securities of any one issuer and, therefore, a smaller number of issuers than a diversified fund. Developing Markets Trust, however, satisfies the diversification requirements in the 1940 Act, limiting its investments, as to 75% of its total assets: (a) to not more than 5% of its total assets in any single issuer; and (b) to not more than 10% of the outstanding voting securities of any single issuer.

   For more information about the investment goals and policies of the Funds, please see the "Comparison of Investment Goals and Policies" section of this Prospectus/Proxy Statement.

  What are the risks of an investment in the Funds?

   As with most investments, investments in Emerging Markets Appreciation Fund and Developing Markets Trust involve risks. There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment goal.

   The risks associated with an investment in each Fund are substantially similar. These risks include the risks of investing in foreign securities, which include currency, political, economic, liquidity and regulatory risks, among others, and the risks of investing in developing or emerging markets, where the risks of foreign investing are typically greater. Also, since each Fund invests a substantial portion of its assets in equity securities, each Fund is subject to stock risk. However, because Developing Markets Trust historically has invested a greater percentage of its assets in equity securities, as compared to Emerging Markets Appreciation Fund, it is exposed to greater relative stock risk. Conversely, since Emerging Markets Appreciation Fund historically has invested a greater percentage of its assets in debt securities, it is exposed to greater relative interest rate, credit and call risks.

   Because Emerging Markets Appreciation Fund is a non-diversified fund, it may invest a greater portion of its assets in the securities of any one issuer and, therefore, a smaller number of issuers than a diversified fund, such as Developing Markets Trust. Thus, Emerging Markets Appreciation Fund may be more sensitive to economic, political, business, regulatory or other changes affecting similar issuers or securities. Shares of Emerging Markets Appreciation Fund are subject to the risk that they will trade at a discount to NAV. This is a risk to which shares of open-end funds, such as Developing Markets Trust, are not subject because, unlike shares of closed-end funds such as Emerging Markets Appreciation Fund, shares of open-end funds are not traded on a secondary market. Therefore, Advisor Class Shares do not and will not trade at a discount (or a premium) to their NAV. More information about the principal differences between open-end and closed-end funds is set forth in the section immediately below.

   For more information about the risks of the Funds, please see the section "Comparison of Investment Goals and Policies--What are the risk factors associated with investments in the Funds?"

  What are the principal differences between open-end and closed-end funds?


   In evaluating the Transaction, shareholders of Emerging Markets Appreciation Fund should consider the important distinctions between closed-end and open-end investment companies and how those distinctions bear upon management of the two Funds and the relative risks associated with an investment in them. Unlike Developing Markets Trust, an open-end fund which engages in a continuous public offering of shares and must stand ready to redeem shares at the request of shareholders received in good order, Emerging Markets Appreciation Fund, as a closed-end fund whose shares are listed on the NYSE, does not sell its shares on a continuous basis and generally may not redeem its shares upon shareholder request. As a consequence, while the number of outstanding shares of Developing Markets Trust will fluctuate with sales and redemptions, the number of outstanding shares of Emerging Markets Appreciation Fund (absent an issuer tender offer or an open-market repurchase program) will remain constant. Thus, unlike Developing Markets Trust, whose size fluctuates both because of sales and redemptions of its shares as well as market appreciation and depreciation in fund assets, the size of Emerging Markets Appreciation Fund is generally affected only by market appreciation and depreciation of its assets. This distinction has a direct bearing on the management of the Funds and on expenses to which the Funds are subject.

   As an open-end fund, Developing Markets Trust must be managed in anticipation of possible redemptions, which generally must be honored within seven days after a redemption request is received in good order by the Fund. Payments to shareholders that redeem their shares generally must be paid in cash, the source of which typically is cash-on-hand or cash raised by the sale of liquid portfolio securities. In either case, the need to be able to redeem Fund shares limits the Fund's management flexibility. For this reason, open-end funds are limited, under SEC staff interpretations, in the amount of their assets that may be invested in illiquid assets.



   The same is not the case for closed-end funds like Emerging Markets Appreciation Fund. Generally, unless it has announced a tender offer of its shares, a closed-end fund need not be managed in anticipation of possible redemptions and, thus, may invest in less liquid assets. A closed-end fund also is not subject to any limitation on the amount of its assets that may be illiquid.


   Apart from flexibility of management, there are other distinctions between the structures. Developing Markets Trust, as an open-end fund, has the potential for growth in size through sales of additional shares, with the flexibility in management and potential per share cost savings that may arise from increased size. Even though an open-end fund like Developing Markets Trust must be managed in anticipation of possible redemptions, as the size of the fund increases, its management options may increase proportionately. Similarly, as the size of a fund increases, the fixed costs may be spread over the larger asset base possibly resulting in lower costs per share. In contrast, an investment in Emerging Markets Appreciation Fund does not present the same potential growth because it may not engage in a continuous offering of its shares. In order to achieve growth through sales, the Emerging Markets Appreciation Fund would be required to engage in an additional underwritten public offering or a rights offering, both of which are expensive and time consuming. The inability quickly and relatively inexpensively to raise additional capital can be a significant impediment to Emerging Markets Appreciation Fund's operation, if, as a result of market depreciation, the value of its assets were to significantly decline. In such an instance, fixed costs would be spread over fewer assets, thus causing its expense ratio to increase.

   The advantages that may flow from the potential increase in the size of Developing Markets Trust should be weighed against the disadvantages associated with potential diminution in size arising from redemptions. While increased size may result in improved management flexibility, the achievement of per share cost savings and lower expenses, a contraction in the size of the Fund may correspondingly result in reduced management flexibility and higher expenses. In this connection, the Transaction, if completed, will make it possible for former Emerging Markets Appreciation Fund shareholders to redeem their shares (subject to a redemption fee of 2% for the six months following the Closing Date), which will reduce the size of Developing Markets Trust commensurate with the extent of those redemptions. Redemptions also may increase significantly, for example, should the asset class, of which Developing Markets Trust is a part, fall out of favor in the market place.

   Finally, Emerging Markets Appreciation Fund is a closed-end fund that is listed on the NYSE. The shares of closed-end funds that are traded on a secondary market, like the NYSE, may trade at either a discount or a premium to their NAV per share and, historically, Emerging Markets Appreciation Fund's shares have generally tended to trade at a discount to their NAV per share. In contrast, the 1940 Act generally requires that the shares of Developing Markets Trust, as an open-end fund, be purchased or sold at their respective NAV per share, plus any applicable sales charge or redemption fee, on any day that Developing Markets Trust is open for business. Thus, shares of Developing Markets Trust, including Advisor Class Shares, cannot be purchased or redeemed at a discount or a premium.

  Who manages the Funds?


   The management of the business and affairs of Emerging Markets Appreciation Fund and Developing Markets Trust is the responsibility of the Board of Directors of Emerging Markets Appreciation Fund and the Board of Trustees of Developing Markets Trust, respectively (each, a "Board" and, collectively, the "Boards").

   Both Funds are registered with the SEC. Emerging Markets Appreciation Fund was organized as a Maryland corporation on February 16, 1994. Developing Markets Trust was organized as a Massachusetts business trust on August 9, 1991, although the Board of Trustees has recommended to the current shareholders of Developing Markets Trust the approval of the reorganization of Developing Markets Trust from a Massachusetts business trust into a Delaware business trust (the "DBT Reorganization"). The DBT Reorganization, which would not become effective until after the completion of the Transaction, is subject to the approval of Developing Markets Trust's shareholders and is not expected to result in any material changes in the management of Developing Markets Trust. Emerging Markets Appreciation Fund shareholders are not being asked to vote on the DBT Reorganization.



   Subject to the supervision of each Fund's Board, the Investment Manager, a Singapore company, manages the assets of each Fund in accordance with the Fund's stated investment goals, policies and restrictions and makes investment decisions for each Fund, including placing purchase and sell orders for securities. The Investment Manager's principal office is located at 7 Temasek Blvd., Suntec Tower One, #38-03, Singapore 038987, with a branch office at Two Exchange Square, Hong Kong. The Fund has been advised that there is doubt as to the enforceability in the courts of Singapore of judgments against the Investment Manager predicated upon the civil liability provisions of the federal securities laws of the United States. The Investment Manager is advised by U.S. counsel with respect to the federal securities laws of the United States. Pursuant to a sub-advisory agreement between the Investment Manager and Advisers, with offices at One Franklin Parkway, San Mateo, California 94403-1906, Advisers manages the debt component of Emerging Markets Appreciation Fund. Prior to July 2001, sub-advisory services were provided by Templeton Investment Counsel, LLC, through its Templeton Global Bond Managers Division. Templeton Investment Counsel, LLC assigned the sub-advisory agreement to Advisers, which assumed the agreement without any resulting "change in control" within the meaning of the 1940 Act. The Investment Manager and Advisers are wholly owned subsidiaries of Resources. Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. Together, the Investment Manager, Advisers and their affiliates serve as investment manager or administrator to 53 registered investment companies, with approximately 155 U.S. based funds or series. Resources has more than $270 billion in assets under management as of June 30, 2002. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.


   The portfolio management team responsible for both Emerging Markets Appreciation Fund's and Developing Markets Trust's day-to day management is:


   Mark Mobius, Ph.D., Managing Director of Templeton Asset Management
Ltd. Dr. Mobius has been a manager of Developing Markets Trust since 1991 and Emerging Markets Appreciation Fund since its inception in 1994. He joined Franklin Templeton Investments in 1987.


   Tom Wu, Director of Templeton Asset Management Ltd. Mr. Wu has been a manager of Developing Markets Trust since 1991 and Emerging Markets Appreciation Fund since 1994. He joined Franklin Templeton Investments in 1987.

   Dennis Lim, Director of Templeton Asset Management Ltd. Mr. Lim has been a manager of Developing Markets Trust since 2001 and Emerging Markets Appreciation Fund since 2000. He joined Franklin Templeton Investments in 1990.

   Advisers' portfolio management team responsible for the day-to-day management of Emerging Markets Appreciation Fund's debt component is:

   Alexander C. Calvo, Senior Vice President, Portfolio Manager, and Director, International Bonds Group. Mr. Calvo has been a manager of Emerging Markets Appreciation Fund since 1996. He joined Franklin Templeton Investments in 1995.

   Michael Hasenstab, Portfolio Manager/Research Analyst of Advisers. Mr. Hasenstab has been a manager of Emerging Markets Appreciation Fund since February 2002. He joined Franklin Templeton Investments in 1995.

   Each Fund has a separate management agreement with the Investment Manager under which the Investment Manager receives a management fee equal to an annual rate of 1.25% of the Fund's average daily net assets. Each class of shares of Developing Markets Trust pays its proportionate share of the fee.

   Pursuant to its sub-advisory agreement with Advisers, the Investment Manager pays to Advisers a fee equal to the annual rate of 0.30% of Emerging Markets Appreciation Fund's average daily net assets. The Investment Manager also pays an economic consulting and shareholder servicing fee to UBS Warburg, LLC of 0.10% per year of Emerging Markets Appreciation Fund's average daily net assets.

   Developing Markets Trust also pays a separate administration fee to Franklin Templeton Services, LLC ("FT Services") equal to:


        Annual Rate Average Daily Net Assets
        ----------- ------------------------
          0.15%     First $200 million
          0.135%    Over $200 million, up to and including $700 million
          0.10%     Over $700 million, up to $1.2 billion
          0.075%    Over $1.2 billion


   Emerging Markets Appreciation Fund pays a separate administration fee to FT Services equal to:

                      Annual Rate Average Daily Net Assets
                      ----------- ------------------------
                         0.25%           All assets

   FT Services has a Sub-Administration Agreement with Princeton Administrators, L.P. ("Princeton"), pursuant to which Princeton performs, subject to FT Services' supervision, various administrative functions for Emerging Markets Appreciation Fund. FT Services pays Princeton an administrative fee monthly at an annual rate of 0.20% per year of Emerging Markets Appreciation Fund's average daily net assets, subject to a minimum monthly fee of $8,333.

  How are the shares of each Fund sold?


   Franklin Templeton Distributors, Inc. ("Distributors") acts as the principal underwriter in the continuous public offering of Developing Markets Trust's shares. Distributors is located at One Franklin Parkway, San Mateo, California 94403-1906.


   Distributors pays the expense of the distribution of Advisor Class Shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer Advisor Class Shares to the public. Developing Markets Trust pays the expenses of preparing and printing amendments to its registration statement and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders. Distributors does not receive compensation from Developing Markets Trust for acting as underwriter of Advisor Class Shares.

   Because Emerging Markets Appreciation Fund is a closed-end investment company that has its shares publicly traded on the NYSE, there is no continuous public offering of its shares.

  What are the fees and expenses of each Fund and what might they be after the Transaction?

   The following table describes the fees and expenses that you may pay if you buy and hold shares of Emerging Markets Appreciation Fund or Developing Markets Trust. The table also shows the estimated expense levels for Developing Markets Trust after the Transaction. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of Developing Markets Trust.

    Fee Table for Emerging Markets Appreciation Fund and Developing Markets
                          Trust--Advisor Class Shares


                                                                Emerging                       Developing
                                                                Markets       Developing      Markets Trust
                                                              Appreciation   Markets Trust    Advisor Class
                                                                  Fund       Advisor Class  After Transaction
                                                              ------------   -------------  -----------------
Shareholder Transaction Expenses/(1)/
Sales Load
  (as a percentage of offering price)........................     None           None             None
Dividend Reinvestment and Cash Purchase Plan Fees/(2)/.......    $5.00           None             None
Redemption Fee...............................................      N/A              2%/(3)/          2%/(4)/
Annual Expenses
  (as percentage of net assets attributable to common shares)
Management Fees..............................................     1.25%/(5)/     1.25%            1.25%
Distribution and Service (12b-1) fee.........................      N/A           None             None
Other Expenses/(6)/..........................................     0.88%          0.62%            0.61%
                                                                 -----           ----             ----
Total Annual Expenses........................................     2.13%          1.87%            1.86%
                                                                 =====           ====             ====

--------

/(1)/ Information provided for Emerging Markets Appreciation Fund's shares is for the fiscal year ended March 31, 2002. Information provided for Developing Markets Trust is for the fiscal year ended December 31, 2001. The pro forma combined expenses are based on the net assets of the Funds as of December 31, 2001.

/(2)/ Only Emerging Markets Appreciation Fund has a Cash Purchase Plan.
/(3)/ Applies to market timers only. For more information about fees for market timers, please see the "Account Policies" subsection of the "Your Account" section of the Developing Markets Trust Prospectus.
/(4)/ Applies to Market Timers and former Emerging Markets Appreciation Fund shareholders who redeem or exchange their Advisor Class Shares within six months of the Closing Date.
/(5)/ Management fees were reduced on assets invested in Franklin Institutional
      Fiduciary Trust Money Market Portfolio, an affiliated money market fund, in an amount not to exceed the management fee paid by the money market fund.
/(6)/ Other expenses include administration fees, transfer agent fees, custodian fees, registration and filing fees, professional fees and Trustees/Directors fees and expenses.

Example

   This example can help you compare the cost of investing in Emerging Markets Appreciation Fund with the cost of investing in Advisor Class Shares of Developing Markets Trust. It assumes:

  .   You invest $10,000 for the periods shown;
  .   Your investment has a 5% return each year;
  .   The Fund's operating expenses remain the same each year; and
  .   You sell your shares at the end of the periods shown.

   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                       1 Year 3 Years 5 Years 10 Years
                                                       ------ ------- ------- --------
Emerging Markets Appreciation Fund....................  $216   $667   $1,144   $2,462
Developing Markets Trust..............................  $190   $588   $1,011   $2,190
Projected Developing Markets Trust (after Transaction)  $189   $585   $1,006   $2,180

  How do the performance records of the Funds compare?


   The table below provides performance data for periods ended January 31, 2002, as considered by the Board of Directors of Emerging Markets Appreciation Fund, based on each Fund's NAV and also, in the case of Emerging Markets Appreciation Fund, market value. All returns are cumulative and reflected in U.S. Dollars. Past performance is not a guarantee of future results, and it is not possible to predict whether or not performance will be affected by the Transaction.



                                       3 Month  YTD   1 Year  3 Years 5 Years
                                       ------- ----   ------  ------- -------
  Developing Markets
  Advisor Class Shares
  (Inception Date: Oct. 16, 1991)/(1)/
  NAV.................................  16.6%   5.4%  (10.8)%   9.7%   (28.8)%
  Emerging Markets
  Appreciation Fund
  (Inception Date: May 9, 1994)
  NAV.................................  12.1%   3.7%   (6.0)%  21.8%     7.1%
  Market Price........................  32.8%  (3.2)%   2.6%   33.4%    16.0%

--------

/(1)/ Effective 1/2/97, Developing Markets Trust began offering Advisor Class
      Shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation:
      (a) For periods prior to 1/2/97, a restated figure is used based upon the Developing Markets Trust's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of Class A's Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.


   Shares of closed-end investment companies, such as Emerging Markets Appreciation Fund, frequently trade at a discount from NAV. This characteristic is a risk separate and distinct from the risk that the Emerging Markets Appreciation Fund's NAV may decrease, and this risk may be greater for shareholders expecting to sell their shares in a relatively short period.

   The following table shows the history of public trading of Emerging Markets Appreciation Fund's shares during the quarter for the last two fiscal years of Emerging Markets Appreciation Fund.

                             Net Asset Value  Market Price   Percentage Discount
                             --------------- --------------- ------------------
          Quarter Ended       High    Low     High     Low   High       Low
          -------------      ------  ------  ------- ------- ----        ----
          June 30, 2000..... $14.48  $12.37  $10.500 $ 8.625 27.5%     30.3%
          September 30, 2000 $13.82  $12.70  $10.063 $ 9.063 27.2%     28.6%
          December 31, 2000. $12.90  $11.87  $ 9.313 $ 8.688 27.8%     26.8%
          March 31, 2001.... $12.80  $11.22  $11.063 $ 9.188 13.6%     18.1%
          June 30, 2001..... $12.08  $10.97  $ 9.110 $10.200 15.6%     17.0%
          September 30, 2001 $11.85  $10.17  $10.120 $ 7.900 14.6%     22.3%
          December 31, 2001. $11.54  $10.23  $ 9.760 $ 8.160 15.4%     20.2%
          March 31, 2002.... $12.14  $11.20  $11.850 $ 9.250  2.4%     17.4%


   As of June 30, 2002, the NAV per share of Emerging Markets Appreciation Fund was $11.13, and the market price per share was $10.88. As of that same date, the NAV of a share of Developing Markets Trust-- Advisor Class was $10.54.


  What are the financial highlights of each Fund?

   The tables below set forth certain specified information for a share of each Fund outstanding through each period presented. Except where noted, the information for each fiscal year end has been audited. This information is derived from financial and accounting records of each Fund. The information should be read in conjunction with the financial statements and notes contained in each Fund's Annual Report. Developing Markets Trust's Annual Report for the fiscal year ended December 31, 2001 is enclosed as Exhibit E.

TEMPLETON DEVELOPING MARKETS TRUST
Advisor Class Shares
Financial Highlights

                                                             YEAR ENDED DECEMBER 31,
                                               -------------------------------------------------
                                                 2001       2000      1999       1998      1997+
                                               -------   --------   --------  --------   -------
Per share operating performance++
(for a share outstanding throughout the year)
Net asset value, beginning of year............ $ 10.55   $  15.62   $  10.28  $  12.93   $ 15.43
                                               -------   --------   --------  --------   -------
Income from investment operations:
   Net investment income......................     .14        .11        .09       .23       .17
   Net realized and unrealized gains (losses).    (.71)     (5.03)      5.25     (2.60)    (1.63)
                                               -------   --------   --------  --------   -------
Total from investment operations..............    (.57)     (4.92)      5.34     (2.37)    (1.46)
                                               -------   --------   --------  --------   -------
Less distributions from:
   Net investment income......................    (.14)      (.15)        --      (.23)     (.20)
   Net realized gains.........................      --         --         --      (.05)     (.84)
                                               -------   --------   --------  --------   -------
Total distributions...........................    (.14)      (.15)        --      (.28)    (1.04)
                                               -------   --------   --------  --------   -------
Net asset value, end of year.................. $  9.84   $  10.55   $  15.62  $  10.28   $ 12.93
                                               -------   --------   --------  --------   -------
Total return*.................................   (5.43)%   (31.67)%    51.95%   (18.47)%   (9.36)%
Ratios/supplemental data
Net assets, end of year (000's)............... $81,320   $115,144   $190,341  $115,494   $98,101
Ratios to average net assets:.................
   Expenses...................................    1.87%      1.77%      1.74%     1.78%     1.69%**
   Net investment income......................    1.40%       .88%       .72%     1.82%     1.04%**
Portfolio turnover rate.......................   61.45%     69.37%     45.82%    37.51%    30.06%

--------
*  Total return is not annualized.
** Annualized.
+/  /For the period January 2, 1997 (effective date) to December 31, 1997.
+/+/ Based on average weighted shares outstanding effective year ended December
     31, 1999.

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Financial Highlights


                                                                   YEAR ENDED MARCH 31,
                                              -------------------------------------------------------------
                                                  2002       2001      2000      1999      1998      1997
                                              --------     -------   --------  -------   --------  --------
Per Share Operating Performance+
(for a share outstanding throughout the year)
Net asset value, beginning of year........... $  11.24     $ 14.48   $  11.73  $ 13.35   $  15.17  $  13.41
                                              -------------------------------------------------------------
Income from investment operations:
   Net investment income.....................      .40(b)      .59        .49      .56        .56       .62
   Net realized and unrealized
     gains (losses)..........................      .93(b)    (3.46)      2.81    (1.77)      (.23)     2.27
                                              -------------------------------------------------------------
Total from investment operations.............     1.33       (2.87)      3.30    (1.21)       .33      2.89
                                              -------------------------------------------------------------
Capital shares repurchases...................       --         .24         --       --         --        --
                                              -------------------------------------------------------------
Less distributions from:
   Net investment income.....................     (.44)       (.61)      (.55)    (.41)      (.72)     (.51)
   Net realized gains........................       --          --         --       --      (1.24)     (.62)
   Tax return of capital.....................       --          --         --       --       (.19)       --
                                              -------------------------------------------------------------
Total distributions..........................     (.44)       (.61)      (.55)    (.41)     (2.15)    (1.13)
                                              -------------------------------------------------------------
Net asset value, end of year................. $  12.13     $ 11.24   $  14.48  $ 11.73   $  13.35  $  15.17
                                              -------------------------------------------------------------
Market value, end of year (a)................ $11.6500     $9.5200   $10.5000  $9.6875   $12.6250  $12.8750
                                              -------------------------------------------------------------
Total return (based on market value
  per share).................................    27.68%      (3.96)%    13.50%  (19.96)%    15.12%      .40%

Ratios/supplemental data
Net assets, end of year (000's).............. $ 49,917     $46,248   $ 63,505  $51,433   $ 58,520  $ 65,075
Ratios to average net assets:
   Expenses..................................     2.13%       1.90%      1.88%    1.90%      1.88%     1.83%
   Net investment income.....................     3.50%(b)    4.61%      3.54%    4.97%      3.76%     4.29%
Portfolio turnover rate......................    57.13%      79.34%     54.73%   42.68%     74.67%   114.78%

--------

+ Based on average weighted shares outstanding effective year ended March 31, 2000.



(a) Based on the last sale on the New York Stock Exchange.

(b) The AICPA Audit and Accounting Guide of Investment Companies, was implemented as described in Note 1(g) in the Annual Report to Shareholders for the fiscal year ended March 31, 2002, resulting in the increase (decrease) to the following per share operating performance and ratio of net investment income (loss) to average net assets for the year ended March 31, 2002:

         Net investment income per share..................... $(0.01)
         Net realized and unrealized gain (losses) per share.   0.01
         Ratio of net investment income to average net assets   (.11)%

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Financial Highlights


                                                                  YEAR ENDED MARCH 31,
                                                                  -----------------
Per Share Operating Performance                                     1996       1995+
                                                                  --------  --------
(for a share outstanding throughout the year)
Net asset value, beginning of period............................. $  12.05  $  14.10
                                                                  ------------------
Income from investment operations:
   Net investment income.........................................      .69       .48
   Net realized and unrealized gain (loss).......................     1.64     (1.97)
                                                                  ------------------
Total from investment operations.................................     2.33     (1.49)
                                                                  ------------------
Underwriting expenses deducted from capital......................       --      (.15)
                                                                  ------------------
Distributions:
   Dividends from net investment income..........................     (.86)     (.32)
   Distributions from net realized gains.........................     (.11)     (.09)
                                                                  ------------------
Total distributions..............................................     (.97)     (.41)
                                                                  ------------------
Change in net asset value........................................     1.36     (2.05)
                                                                  ------------------
Net asset value, end of period................................... $  13.41  $  12.05
                                                                  ------------------
Market value, end of year........................................ $13.8750  $12.8750
                                                                  ------------------
Total return*
Based on market value per share..................................    15.57%   (11.25)%
Based on net asset value per share...............................    19.34%   (11.64)%

Ratios/Supplemental Data
Net assets, end of period (000).................................. $ 57,516  $ 51,022
Ratio of expenses, inclusive of fee waiver, to average net assets     1.64%     1.79%**
Ratio of net investment income to average net assets.............     5.29%     3.98%**
Portfolio turnover rate..........................................    26.92%    58.79%

--------
*  Not annualized for period(s) of less than one year.
** Annualized.
+  For the period April 29, 1994 (commencement of operations) to March 31, 1995.

  Where can I find more performance and financial information about the Funds?

   Performance data for Developing Markets Trust can also be found in the section entitled "Performance" in the Developing Markets Trust Prospectus, which is enclosed as Exhibit D and is incorporated by reference into this Prospectus/Proxy Statement. Additional historical performance and financial data can be found for Developing Markets Trust in its Annual Report to Shareholders for the fiscal year ended December 31, 2001, which is enclosed as Exhibit E and is incorporated by reference into this Prospectus/Proxy Statement. Similar information for Emerging Markets Appreciation Fund can be found in its Annual Report to Shareholders for the fiscal year ended March 31, 2002, which is incorporated by reference into the SAI, has previously been provided to Emerging Markets Appreciation Fund shareholders, and is available upon request. For instructions on how to obtain additional information about the Funds, see the "Further Information About Developing Markets Trust and Emerging Markets Appreciation Fund" section of this Prospectus/Proxy Statement.

  What are other key features of the Funds?


   Transfer Agency Services. The transfer agent, registrar and dividend disbursement agent for Emerging Markets Appreciation Fund is Mellon Investor Services LLC, 85 Challenger Road, Overpeck Center, Ridgefield Park, New Jersey 07660. The shareholder servicing agent, transfer agent and dividend paying agent for Developing Markets Trust is Franklin Templeton Investor Services, LLC ("Investor Services"), 100 Fountain Parkway, St. Petersburg, Florida 33716-1205.


   Custody Services. JPMorgan Chase Bank, MetroTech Center, Brooklyn, New York 11245, acts as the custodian of the securities and other assets of Developing Markets Trust and Emerging Markets Appreciation Fund.


   Administrative Services. FT Services, an indirect wholly owned subsidiary of Resources with offices at One Franklin Parkway, San Mateo, California 94403-1906, provides certain administrative services to Developing Markets Trust and to Emerging Markets Appreciation Fund, including, for each Fund: (i) providing office space, telephone, office equipment and supplies for the Fund;
(ii) providing trading desk facilities for the Fund (unless provided by the Investment Manager); (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of periodic reports to shareholders, notices of dividends, capital gains distributions and tax credits, and attending to correspondence and other communications with individual shareholders; (v) coordinating the daily pricing of the Fund's investment portfolio, providing fund accounting services and coordinating trade settlements; (vi) monitoring relationships with other service providers to the Fund; (vii) supervising compliance by the Fund, including compliance with the federal securities laws, federal tax laws, and other applicable state and federal laws, maintaining books and records for the Fund (other than those maintained by the custodian and transfer agent), and preparing and filing of tax reports, as well as providing executive, clerical and secretarial personnel needed to carry out and support services incidental to carrying out the above responsibilities. In addition, pursuant to a Sub-Administration Agreement with Princeton, P.O. Box 9011, Princeton, New Jersey 08543-9011, Princeton provides certain administrative services to Emerging Markets Appreciation Fund.


   Purchases and Redemptions. Advisor Class Shares are sold on a continuous basis at NAV per share, without a sales charge. Developing Markets Trust calculates the NAV each business day at the close of trading on the NYSE. The NAV for Advisor Class Shares is calculated by dividing net assets attributable to that class by the number of its shares outstanding. There are certain initial minimum investments, which vary depending upon the purchaser. Subsequent investments generally must be at least $50.


   Advisor Class Shares may be sold (redeemed) at any time at NAV per share, except as noted below. Advisor Class Shares may also be exchanged generally for Advisor Class shares (or, if not available, Class A or Class Z shares) of most other funds in Franklin Templeton Investments, subject to certain limitations as provided in the prospectus of the respective fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

   Developing Markets Trust does not allow investments by market timers. Identified market timers who redeem or exchange their Advisor Class Shares within 90 days of purchase will be assessed a fee of 2% of redemption proceeds. In addition, former Emerging Markets Appreciation Fund shareholders who redeem or exchange Advisor Class Shares received in the Transaction within six months of the Closing Date will also be assessed a redemption fee of 2%. These fees will be retained by Developing Markets Trust and are charged in order to help defray the transaction costs associated with such redemptions and exchanges, including the brokerage expenses incurred in connection with the liquidation of portfolio securities necessitated by the redemption, processing or other transaction costs incident to the redemption, odd-lot premiums, transfer taxes, administrative fees, custodian fees and register and transfer agent fees.

   For more information and specific instructions explaining how to buy, sell, and exchange Advisor Class Shares, please see the section "Your Account" in the enclosed Developing Markets Trust Prospectus. The Developing Markets Trust Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions."

   Because Emerging Markets Appreciation Fund is a closed-end fund, there are no exchange privileges for its shares. In addition, Emerging Markets Appreciation Fund does not engage in the repurchase and selling of its shares, except to the extent described below with respect to the share repurchase program and cash purchase plan.


   Share Repurchase Program. The Board of Directors of Emerging Markets Appreciation Fund previously authorized an open-market share repurchase program pursuant to which Emerging Markets Appreciation Fund would purchase, from time to time, its shares in open-market transactions, at the discretion of the Investment Manager. The open-market share repurchase program was discontinued, however, by the Board of Directors in January 2002. In the event that the Transaction is not approved by Emerging Markets Appreciation Fund shareholders, the Fund's Board of Directors may reinstate the share repurchase program or recommend a similar program in the future, depending upon market conditions and regulatory and tax considerations.


   Dividends and Distributions. Emerging Markets Appreciation Fund has a policy of distributing all of its net investment income annually. Developing Markets Trust has a policy of distributing all of its net investment income twice each calendar year. Each Fund distributes its net realized short-term and net realized long-term capital gains, if any, at least annually. The amount of any distributions will vary, and there is no guarantee that a Fund will pay either income dividends or capital gain distributions. Developing Markets Trust expects to maintain this general dividend policy after the completion of the Transaction and to continue to qualify for treatment under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

   Dividends and distributions from the Funds, whether you receive them in cash or in additional shares, are generally subject to federal income tax as either ordinary income or capital gains. Shareholders who are generally not subject to income tax, however, may not be required to pay income taxes on such dividends and distributions. Each Fund will send you a statement annually that reflects the tax status of distributions received from that Fund.


   Emerging Markets Appreciation Fund offers a dividend reinvestment and cash purchase plan pursuant to which shareholders may elect to have all distributions automatically reinvested by Mellon Bank, N.A, Emerging Markets Appreciation Fund's plan administrator. Participants in this plan also have the option of submitting additional payments to the plan administrator for the purchase of additional Emerging Markets Appreciation Fund shares for their account. More information about Emerging Markets Appreciation Fund's Dividend Reinvestment and Cash Purchase Plan is available in the Annual Report to Shareholders for the fiscal year ended March 31, 2002, which is incorporated by reference into the SAI, has previously been provided to Emerging Markets Appreciation Fund shareholders, and is available upon request.


   Developing Markets Trust automatically reinvests distributions in additional Advisor Class Shares, unless a shareholder selects a different option. Specific instructions explaining how to select a different option are outlined in the enclosed Developing Markets Trust Prospectus under the heading "Distribution Options."

                          Reasons for the Transaction


   The Board of Directors of Emerging Markets Appreciation Fund has recommended the Transaction in an effort to address the discount of Emerging Markets Appreciation Fund's market price per share from its NAV per share by combining Emerging Markets Appreciation Fund with a larger, open-end fund that has a broad emerging markets investment mandate. In addition, it is expected that shareholders of both Funds will benefit from portfolio management efficiencies and possible expense reductions from the combination.


   A meeting of the Board of Directors of Emerging Markets Appreciation Fund was held on March 19, 2002 to consider the proposed Transaction. The Board of Directors requested and received from the Investment Manager written materials containing relevant information about Developing Markets Trust and the proposed Transaction, including fee and expense information on an actual, pro forma, and future estimated basis, and comparative performance data. The Independent Directors of Emerging Markets Appreciation Fund also were advised on this matter by independent counsel.

   The Board of Directors of Emerging Markets Appreciation Fund considered the potential benefits and costs of the Transaction to Emerging Markets Appreciation Fund shareholders. The Board of Directors reviewed information about: (i) the investment goals and policies of Developing Markets Trust as compared to Emerging Markets Appreciation Fund; (ii) the portfolio management of Developing Markets Trust; (iii) the comparative short-term and long-term investment performance of Developing Markets Trust and Emerging Markets Appreciation Fund; (iv) the current expense ratios of Advisor Class Shares and Emerging Markets Appreciation Fund shares; (v) expenses related to the Transaction; and (vi) the tax consequences of the Transaction to Emerging Markets Appreciation Fund and its shareholders.

   The Board of Directors specifically considered that the Funds have similar investment goals and policies. By reorganizing with an open-end fund, former Emerging Markets Appreciation Fund shareholders will no longer be shareholders of a fund with a market value that varies from its NAV. If former Emerging Markets Appreciation Fund shareholders desire to redeem the Advisor Class Shares received in the Transaction, they may do so at NAV. The Board of Directors also considered that former Emerging Market Appreciation Fund shareholders who redeem or exchange Advisor Class Shares received in the Transaction within six months following the Closing Date will be assessed a redemption fee of 2%. Combining the Funds could enhance portfolio management by increasing Developing Markets Trust's asset base. The increased size may be beneficial to shareholders because spreading fixed expenses over a larger asset base could potentially reduce per share expenses. In addition, Developing Markets Trust historically has had a lower expense ratio than Emerging Markets Appreciation Fund. In addition, while Emerging Markets Appreciation Fund has outperformed Advisor Class Shares on a NAV basis over the longer term (one year, three year and five year periods), Advisor Class Shares have outperformed Emerging Markets Appreciation Fund over the shorter term (three-month and year-to-date periods).

   Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Directors of Emerging Markets Appreciation Fund, including all of its Independent Directors, concluded that the Transaction is in the best interests of Emerging Markets Appreciation Fund shareholders and that no dilution of value would result to Emerging Markets Appreciation Fund shareholders from the Transaction. On March 19, 2002, the Board of Directors, including all of its Independent Directors, approved the Plan and decided to recommend that Emerging Markets Appreciation Fund shareholders vote to approve the Transaction.

   The Board of Trustees of Developing Markets Trust also reviewed and approved the Transaction. The Board of Trustees, in approving the Transaction, considered that the increased size may be beneficial to shareholders because spreading fixed expenses over a large asset base could result in reduced expenses. The Board of Trustees concluded that the Transaction is in the best interests of the shareholders of Developing Markets Trust and that no dilution of value would result to the shareholders of Developing Markets Trust from the Transaction.

            FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF DIRECTORS
              UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                       Information About the Transaction

   This is only a summary of the Plan and is qualified in its entirety by reference to the Plan. You should read the actual Plan, which is attached as Exhibit A.

  How will the Transaction be carried out?

   If Emerging Markets Appreciation Fund shareholders approve the Plan, the Transaction will take place if certain conditions set forth in the Plan are satisfied, including the declaration of a distribution by Emerging Markets Appreciation Fund prior to the Closing Date and the delivery of certain documents, including an opinion in form and substance reasonably satisfactory to Emerging Markets Appreciation Fund and Developing Markets Trust to the effect that the Transaction is expected to constitute a tax-free reorganization for federal income tax purposes. If Emerging Markets Appreciation Fund shareholders do not approve the Plan, the Transaction will not take place.


   Emerging Markets Appreciation Fund and Developing Markets Trust will mutually agree upon the Closing Date. The Transaction currently is scheduled to occur approximately one month after the Meeting, but may occur as of any later date otherwise agreed to by the Funds. On the Closing Date, the relative value of the assets of Emerging Markets Appreciation Fund and of Developing Markets Trust--Advisor Class and their respective shares will be measured to determine the number of Advisor Class Shares each Emerging Markets Appreciation Fund shareholder is entitled to receive in the Transaction.


   The Plan provides that on the Closing Date, Emerging Markets Appreciation Fund will transfer substantially all of its assets to Developing Markets Trust in exchange for Advisor Class Shares. The net asset values of both Developing Markets Trust and Emerging Markets Appreciation Fund will be computed as of 4:00 p.m. Eastern time on the Closing Date. Developing Markets Trust will deliver to Emerging Markets Appreciation Fund that number of Advisor Class Shares that, based on the relative net asset values of the two Funds, will have an aggregate NAV equal to that of the aggregate NAV of the outstanding Emerging Markets Appreciation Fund shares. Emerging Markets Appreciation Fund will then distribute the Advisor Class Shares pro rata to each Emerging Markets Appreciation Fund shareholder in exchange for that shareholder's shares so that Emerging Markets Appreciation Fund shareholders will hold Advisor Class Shares having the same aggregate NAV as of the Closing Date as the shares they have exchanged. Emerging Markets Appreciation Fund will then be liquidated and dissolved.

  What are some of the other important terms of the Plan?


   Pursuant to the terms of the Plan, the Plan may be terminated and the Transaction abandoned at any time (before or after approval by Emerging Markets Appreciation Fund shareholders) by (i) the mutual consent of the Funds (through their respective Boards), or (ii) by either Fund if any condition to its obligations under the Plan have not been fulfilled or waived. In addition, if the Transaction has not been completed by December 31, 2002, the Plan will automatically terminate as of that date unless a later date is mutually agreed to by the Funds' Boards. In the event the Plan is so terminated, expenses incurred to the date of such termination will be borne one-quarter by Emerging Markets Appreciation Fund, one-quarter by Developing Markets Trust and one-half by the Investment Manager, as investment adviser to both Funds.



   At any time prior to the Closing Date, any of the terms or conditions of the Plan may be waived by the party who is entitled to the benefit of such terms or conditions so long as its Board determines that the waiver will not have a material adverse effect on the benefits intended under the Plan for its shareholders. In addition, the Plan may be amended only by the mutual consent of the Funds, through their respective Boards.

   Upon completion of the Transaction, the various representations and warranties made by the Funds to each other under the Plan will expire and terminate, and no party thereafter shall have any liability with respect to such representations and warranties.

  Who will pay the expenses of the Transaction?

   The expenses resulting from the Transaction will be shared one-quarter by Emerging Markets Appreciation Fund, one-quarter by Developing Markets Trust and one-half by the Investment Manager, as investment adviser to both Funds. The expenses resulting from the Transaction, including the costs of the proxy solicitation, are estimated to be $227,969, of which Emerging Markets Appreciation Fund will pay $56,992.

  What are the tax consequences of the Transaction?


   The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Based on certain assumptions and representations received from Emerging Markets Appreciation Fund and Developing Markets Trust, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Funds, that Emerging Markets Appreciation Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Emerging Markets Appreciation Fund for Advisor Class Shares and that neither Developing Markets Trust nor its shareholders will recognize any gain or loss upon Developing Markets Trust's receipt of the assets of Emerging Markets Appreciation Fund in the Transaction. In addition, the holding period and aggregate tax basis for Advisor Class Shares that are received by an Emerging Markets Appreciation Fund shareholder will be the same as the holding period and aggregate tax basis of shares of Emerging Markets Appreciation Fund previously held by such shareholder.


   After the Transaction, you will continue to be responsible for tracking the adjusted basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

  What should I know about Advisor Class Shares?

   Each Advisor Class Share that will be distributed to Emerging Markets Appreciation Fund shareholders will be fully paid and nonassessable when issued, will be freely transferable and will have no preemptive, conversion or exchange rights unless otherwise determined by the Board of Trustees.

   In addition, the Board of Trustees of Developing Markets Trust has submitted a proposal to shareholders of Developing Markets Trust to reorganize Developing Markets Trust from a Massachusetts business trust into a Delaware business trust (the "Delaware Business Trust"). If the current Developing Markets Trust shareholders approve the DBT Reorganization, the assets and liabilities of Developing Markets Trust will be transferred to the newly created Delaware Business Trust, and shareholders of Developing Markets Trust, on the day the DBT Reorganization takes place, will receive shares of the Delaware Business Trust in exchange for their shares of Developing Markets Trust. Emerging Markets Appreciation Fund shareholders are not being asked to vote on the DBT Reorganization. The Delaware Business Trust will continue to operate in substantially the same manner as Developing Markets Trust has operated as a Massachusetts business trust. The DBT Reorganization is not expected to take place, however, until after the anticipated Closing Date of the Transaction. Therefore, if Emerging Markets Appreciation Fund shareholders approve the Transaction, Emerging Markets Appreciation Fund shareholders will receive Advisor Class Shares of Developing Markets Trust on the Closing Date. And, if shareholders of Developing Markets Trust approve the DBT Reorganization, then former Emerging Markets Appreciation Fund shareholders who hold Advisor Class Shares of Developing Markets Trust on the effective date of the DBT Reorganization will receive Advisor Class shares of the Delaware Business Trust of equal value to, and in exchange for, their Advisor Class Shares and will become shareholders of the Delaware Business Trust.

   Described below is a summary comparison of certain rights and characteristics of the shares of Emerging Markets Appreciation Fund to the Advisor Class Shares of Developing Markets Trust and the Advisor Class shares that will be issued by the Delaware Business Trust. The following summary is qualified in its entirety by the more complete comparisons of Maryland corporate law, Massachusetts business trust law and Delaware business trust law, and of the governing documents of the Funds and the Delaware Business Trust attached as Exhibit B to the Prospectus/Proxy Statement, which is entitled "A Comparison of Governing Documents and State Law."

   The Maryland General Corporation Law (the "Maryland Code") contains provisions specifically designed for investment companies, such as Emerging Markets Appreciation Fund, which take into account their unique structure and operations, and allow such investment companies to operate more efficiently by reducing their administrative burdens. For example, the charter or bylaws of an investment company organized as a Maryland corporation may provide that an annual shareholders' meeting is not required in any year unless required by the federal securities laws. Because the Maryland Code contains detailed provisions regarding corporate governance matters, it may provide Maryland corporations, such as Emerging Markets Appreciation Fund, more specific guidance on certain corporate law issues.

   By contrast, the Massachusetts statutory law governing Massachusetts business trusts (the "Massachusetts Statute") is limited, allowing broad contractual flexibility for much of the characteristics, rights and obligations of a business trust, such as Developing Markets Trust, its trustees and shareholders to be provided for in the governing documents of the business trust. Investment companies organized as Massachusetts business trusts, such as Developing Markets Trust, have benefited from this flexibility by streamlining their operations and minimizing expenses. For example, a business trust's governing documents may permit management of the business trust to take various actions without having to obtain shareholder approval. Additionally, a fund organized as a Massachusetts business trust is not required to hold annual shareholders' meetings, unless otherwise required by the federal securities laws or the fund's governing documents.

   Funds formed as Delaware business trusts under the Delaware Business Trust Act (the "Delaware Act") are also granted a significant amount of operational flexibility, resulting in efficiencies of operation that translate into savings for a fund, such as the Delaware Business Trust, and its shareholders. For example, the Delaware Act also authorizes management to take various actions without requiring shareholder approval if permitted by the governing instrument. Additionally, a fund formed as a Delaware business trust need not hold an annual shareholders' meeting in any year unless required by the federal securities laws or the fund's governing instrument. Unlike the Maryland Code and the Massachusetts Statute, the Delaware Act also permits any amendment to the business trust's governing instrument without the need for a state filing, which can reduce administrative burdens and costs. Furthermore, there is a well-established body of legal precedent in the area of Delaware corporate and alternative entities law that may be relevant in deciding issues pertaining to the Delaware Business Trust.

   While former Emerging Markets Appreciation Fund shareholders, as holders of Advisor Class Shares of Developing Markets Trust or as shareholders of the Delaware Business Trust, will have similar distribution and voting rights as they currently have as Emerging Markets Appreciation Fund shareholders, there are certain differences. The organizational structures differ in record date parameters for determining shareholders entitled to notice, to vote and to a distribution, and differ in the proportion of outstanding shares required to vote on certain matters. Unlike Emerging Markets Appreciation Fund, Developing Markets Trust is authorized to issue series and classes and currently has more than one class of shares. Shareholders of Developing Markets Trust are entitled to vote by series or class where any matter affects only the interest of some but not all series or classes. In addition, unlike Emerging Markets Appreciation Fund, whose By-Laws require annual shareholders' meetings for the election of directors and the transaction of other business, the governing documents of Developing Markets Trust do not require the holding of annual shareholders' meetings. Developing Markets Trust may, however, hold a shareholders' meeting for such purposes as changing fundamental investment restrictions, approving a new investment management agreement or any other matters that are required to be acted on by shareholders under the 1940 Act or Developing Markets Trust's governing documents. Similar to Developing Markets Trust, the Delaware Business Trust will also be authorized to issue series and classes, will have the same rights with respect to voting by series and classes as Developing Markets Trust and will have multiple classes outstanding. Like Developing Markets Trust, the Delaware Business Trust is not required by its governing instrument to hold annual shareholder meetings, but shareholder meetings will be called when deemed necessary or desirable by the Delaware Business Trust's Board of Trustees, or to the extent required by the 1940 Act, by the chairperson of the Board, or at the request of holders of 10% of the outstanding shares if such shareholders pay the reasonably estimated cost of preparing and mailing the notice of such meeting, for the purpose of electing trustees.


   Under the Maryland Code, the shareholders of Emerging Markets Appreciation Fund are not subject to any personal liability for any claims against, or liabilities of, Emerging Markets Appreciation Fund solely by reason of being or having been a shareholder of Emerging Markets Appreciation Fund. The Massachusetts Statute, however, does not address the limitation of liability of the shareholders of a business trust. The governing instrument of Developing Markets Trust, however, expressly provides that shareholders of Developing Markets Trust are not subject to any personal liability to any person in connection with Developing Markets Trust's property or the operations and obligations of Developing Markets Trust solely by reason of being or having been a shareholder and not by reason of the shareholder's acts or omissions in any other capacity. The governing instrument also provides that any person doing business with or having any claims against Developing Markets Trust shall only look to Developing Markets Trust's property for such payment or claim and that no shareholder shall be personally liable for any such payment or claim. The governing instrument further provides that Developing Markets Trust will indemnify each shareholder against any claims or liabilities to which the shareholder may become subject by reason of being or having been a shareholder and will reimburse the shareholder for legal and related expenses reasonably incurred by the shareholder in connection with the claim or liability. By contrast, under the Delaware Act, shareholders of the Delaware Business Trust will be entitled to the same limitation of personal liability as is extended to shareholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware.


   With respect to shareholder inspection rights of a fund's books and records, each Fund, as well as the Delaware Business Trust, provides certain inspection rights to its shareholders at least to the extent required by applicable law.

   A final, significant difference between the rights of Emerging Markets Appreciation Fund shareholders and those of shareholders of Developing Markets Trust and the Delaware Business Trust is that, because Developing Markets Trust and the Delaware Business Trust are open-end funds, shares of Developing Markets Trust or Delaware Business Trust must be repurchased by the respective Fund when offered by their respective shareholders for redemption, assuming any such shareholder complies with the provisions set forth in the respective governing documents and prospectus of the applicable Fund.

   As promptly as is practicable after the Closing Date, each holder of any outstanding certificate or certificates representing shares of Emerging Markets Appreciation Fund shall be entitled to surrender those certificates to Developing Markets Trust's transfer agent in exchange for the number of Advisor Class Shares into which their shares of Emerging Markets Appreciation Fund, as represented by the certificate or certificates so surrendered, shall have been converted. Certificates for Advisor Class Shares shall not be issued, unless specifically requested by a shareholder. Following the Closing Date, until outstanding certificates for shares of Emerging Markets Appreciation Fund are surrendered, certificates for shares of Emerging Markets Appreciation Fund shall be deemed, for all Developing Markets Trust purposes, to evidence ownership of the appropriate number of Advisor Class Shares into which the shares of Emerging Markets Appreciation Fund have been converted.

   Developing Markets Trust calculates the NAV per share for each of its five classes of shares each business day at the close of trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV for Developing Markets Trust's Advisor Class Shares is calculated by dividing the net assets attributable to that class by the number of Advisor Class Shares outstanding. The NAV per share of Emerging Markets Appreciation Fund's only class of shares generally is computed as of the close of trading on each day the NYSE is open for trading by dividing the value of Emerging Markets Appreciation Fund's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of shares outstanding, the result being adjusted to the nearest whole cent.

   Because the DBT Reorganization is not intended to affect the investment strategies, restrictions, risks, and purchase and redemption features of Developing Markets Trust, but only its form of corporate organization, the descriptions of Developing Markets Trust are also applicable in describing the Delaware Business Trust.

  What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

   The following table sets forth, as of March 31, 2002, the capitalization of Emerging Markets Appreciation Fund and Developing Markets Trust. The table also shows the projected capitalization of Developing Markets Trust as adjusted to give effect to the proposed Transaction. The capitalization of Developing Markets Trust is likely to be different when the Transaction is consummated.


                             Emerging                           Developing
                             Markets                           Markets Trust
                           Appreciation     Developing        Projected After
                               Fund        Markets Trust        Transaction
                            (audited)       (unaudited)         (unaudited)
                           ------------ --------------      ---------------
 Net Assets
 All Classes/(1)/......... $49,917,047  $1,615,545,229      $1,665,348,291
 Advisor Class............         N/A     $93,572,525        $143,375,587

 Net Asset Value Per Share      $12.13          $10.93/(2)/         $10.92/(2)/

 Shares Outstanding
 All Classes/(1)/.........   4,115,310     147,624,549         152,191,525
 Advisor Class............         N/A       8,560,216          13,127,192

--------
/(1) /Emerging Markets Appreciation Fund does not offer multiple classes of shares. Developing Markets Trust offers four additional classes of shares, Class A, Class B, Class C, and Class R.
/(2) /Advisor Class only.

                  Comparison of Investment Goals and Policies

   This section describes and compares the investment goals and principal investment policies of the Funds, and highlights certain noteworthy differences between the investment goals and policies of the two Funds. The investment goal, certain investment policies and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the affirmative vote of a majority of that Fund's outstanding voting securities. A "majority of a Fund's outstanding voting securities" means the affirmative vote of the lesser of: 67% of the shares of that Fund represented at a meeting at which more than 50% of the outstanding shares of that Fund are represented, or more than 50% of that Fund's outstanding shares. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of Developing Markets Trust's investment policies and risks, you should read the Developing Markets Trust Prospectus, which is enclosed as Exhibit D to this Prospectus/Proxy Statement, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request.

   In addition, the shareholders of Developing Markets Trust currently are being asked to vote on the amendment or elimination of certain of Developing Markets Trust's fundamental investment restrictions. The Board of Trustees has recommended that Developing Markets Trust's shareholders approve these changes principally because these fundamental investment restrictions are more restrictive than is required under the federal securities laws and their amendment or elimination would provide Developing Markets Trust with greater investment flexibility in pursuing its investment goal.

   Furthermore, Developing Markets Trust has entered into an Agreement and Plan of Acquisition with Templeton Vietnam and Southeast Asia Fund, Inc. ("Vietnam SEA Fund") whereby, upon the satisfaction of certain conditions, Developing Markets Trust would acquire substantially all of the assets of Vietnam SEA Fund in exchange solely for Advisor Class Shares of Developing Markets Trust (the "Vietnam SEA Fund Reorganization"). Vietnam SEA Fund is a closed-end fund with, as of March 31, 2002, approximately $42.4 million in assets that are invested primarily in Singapore, Vietnam, Thailand, Indonesia, South Korea, Hong Kong and the Philippines.

   Although the investment policies and restrictions of Vietnam SEA Fund are similar to those of Developing Markets Trust, two of Developing Markets Trust's current fundamental investment restrictions require relatively modest changes to permit Developing Markets Trust to acquire certain Vietnam SEA Fund assets. The two fundamental investment restrictions that must be modified relate to:
(i) investments by Developing Markets Trust in real estate; and (ii) the lending activities of Developing Markets Trust. Therefore, the Board of Trustees of Developing Markets Trust has recommended that the shareholders of the Trust approve (at a separate meeting) the amendments to these current investment restrictions in order to facilitate the Vietnam SEA Fund Reorganization. Shareholders of Emerging Markets Appreciation Fund are not being asked to vote on the amendment or elimination of Developing Markets Trust's fundamental investment restrictions.


   Although the proposed changes in fundamental investment restrictions will provide Developing Markets Trust greater flexibility to respond to possible future investment opportunities and to facilitate the Vietnam SEA Fund Reorganization, the Board of Trustees of Developing Markets Trust has been advised that the Investment Manager does not anticipate that the changes, individually or in the aggregate, will materially impact the way Developing Markets Trust is currently managed on a day-to-day basis. However, Developing Markets Trust may take advantage of changes to its investment restrictions at any time in the future.


   Developing Markets Trust's current fundamental investment restrictions, together with the proposed changes to the restrictions and Emerging Markets Appreciation Fund's corresponding fundamental investment restrictions, are set forth in greater detail in Exhibit C, which is entitled "Comparison of Developing Markets Trust's Current and Proposed Fundamental Investment Restrictions to Emerging Markets Appreciation Fund's Corresponding Fundamental Investment Restrictions." It is contemplated that both the Vietnam Fund SEA Reorganization and the Transaction will proceed whether or not Developing Markets Trust's shareholders approve each of the proposed changes to, or the elimination of, Developing Markets Trust's fundamental investment restrictions.

  Are there any significant differences between the investment goals and principal investment policies of the Funds?

   Emerging Markets Appreciation Fund is a non-diversified closed-end management investment company registered under the 1940 Act. Developing Markets Trust is a diversified open-end management investment company registered under the 1940 Act. The investment goals of the Funds are substantially similar. Emerging Markets Appreciation Fund's investment goal is capital appreciation. Developing Markets Trust's investment goal is long-term capital appreciation. Thus, Emerging Markets Appreciation Fund's emphasis on capital appreciation is unrelated to a particular time horizon. However, because both Funds invest for the long-term, there is little practical difference between these two goals.

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

   As described below, while the principal investment policies that the Funds follow to achieve their investment goals are similar, there are some noteworthy differences. In the case of Emerging Markets Appreciation Fund, the Fund invests substantially all of its assets (i.e., not less than 80% of its total assets) in a portfolio of equity securities and debt obligations of issuers in emerging market countries. As a matter of non-fundamental policy, under normal market conditions, Emerging Markets Appreciation Fund invests approximately 65% of its total assets in equity securities and 35% of its total assets in debt obligations of sovereign or sovereign-related entities and private sector companies. If Emerging Markets Appreciation Fund's portfolio composition varies materially from these percentages due to changes in market values, it is not required to sell securities for the purpose of "rebalancing" its portfolio. When Emerging Markets Appreciation Fund has cash available for investment, however, it intends to make investments in equity or debt securities to bring its portfolio into conformity with the target percentages.

   Under normal market conditions, Developing Markets Trust, as a matter of fundamental investment policy, invests at least 65% of its total assets in the equity securities of developing market companies. As a matter of non-fundamental policy, Developing Markets Trust may invest up to 35% of its total assets in debt securities that are rated C or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P(R)"), or unrated debt that the Investment Manager determines to be of comparable quality. As a matter of non-fundamental policy, Developing Markets Trust may invest up to 20% of its net assets in the securities of issuers located in developed market countries, and up to 10% of its total assets in restricted securities and securities with a limited trading market.

   Effective July 31, 2002, as a matter of non-fundamental investment policy, subject to change only upon 60 days' advance notice to shareholders, each Fund will, under normal circumstances, invest at least 80% of its net assets in securities of developing or emerging market countries. The Funds' other investment policies will not change as a result of the adoption of this new investment policy.

   As explained in more detail below, the main differences between the Funds' investment policies relate to the percentage of their assets that are usually allocated between equity and debt securities, the extent to which their investments are required to be diversified, and the extent to which they can invest in illiquid and restricted securities.


   Emerging Markets Appreciation Fund currently is managed as a balanced fund with a target allocation of investing approximately 65% of its total assets in equity securities and 35% of its total assets in debt securities. As of March 31, 2002, it had 65.9% of its total assets invested in equity securities and 34.1% of its total assets invested in long-term and short-term debt securities and cash equivalents. Developing Markets Trust, on the other hand, invests predominantly in equity securities and, as of March 31, 2002, had 98.8% of its total assets invested in equity securities and 1.2% of its total assets invested in short-term debt securities and cash equivalents . Emerging Markets Appreciation Fund generally has had a higher percentage of its assets invested in debt securities than Developing Markets Trust.


   Another important difference is that Emerging Markets Appreciation Fund is a non-diversified fund, while Developing Markets Trust is a diversified fund. As a non-diversified fund, Emerging Markets Appreciation Fund may invest a greater portion of its assets in the securities of any one issuer and, therefore, may invest in a smaller number of issuers than a diversified fund.

   Finally, Emerging Markets Appreciation Fund may invest without limitation in illiquid securities and restricted securities, while, as a matter of fundamental policy, Developing Markets Trust currently may only invest up to 15% of its total assets in the securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets in restricted securities, securities that are not readily marketable, repurchase agreements having more than seven days to maturity and over-the-counter options purchased by it. However, if Developing Markets Trust's shareholders approve the elimination of this fundamental restriction, the Board of Trustees of Developing Markets Trust intends to replace it with a non-fundamental policy that limits Developing Markets Trust's investment in illiquid securities to 15% of its net

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

assets. If the Plan is approved, the receipt by Developing Markets Trust of Emerging Markets Appreciation Fund's illiquid and restricted securities in the Transaction would not result in a significant increase in Developing Markets Trust's illiquid securities holdings.

  How do the types of securities the Funds buy and the investment practices of the Funds compare?

   Equity Securities. The Funds have similar policies regarding equity securities, with perhaps the most significant difference being that Emerging Markets Appreciation Fund has a "target allocation"-- i.e., under normal market conditions it allocates approximately 65% of its total assets to equity securities; while Developing Markets Trust has a "floor"-- i.e., under normal market conditions it invests at least 65% of its total assets in equity securities. As described above, Emerging Markets Appreciation Fund generally has had a smaller percentage of its assets invested in equity securities than Developing Markets Trust. For each Fund, equity securities include common stock, preferred stock, warrants, rights, American Depositary Receipts and Global Depositary Receipts. However, Developing Markets Trust also may invest in European Depositary Receipts. In addition, Developing Markets Trust treats convertible securities as equity securities, while Emerging Markets Appreciation Fund considers convertible securities to be debt obligations.

   Debt Obligations. While each Fund may invest in debt securities, the most significant difference between their policies is that Emerging Markets Appreciation Fund has a "target allocation"-- i.e., under normal market conditions it will allocate approximately 35% of its total assets to debt obligations; while Developing Markets Trust has a "ceiling"-- i.e., it may invest no more than 35% of its total assets in debt securities. As discussed above, Emerging Markets Appreciation Fund has generally had a greater percentage of its assets invested in debt securities than Developing Markets Trust.

   Emerging Markets Appreciation Fund's investments in sovereign or sovereign-related debt obligations include (i) bonds, notes, bills, debentures or other fixed-income or floating rate securities issued or guaranteed by governments, governmental agencies or instrumentalities, or government owned, controlled or sponsored entities, including central banks, located in emerging market countries (including loans, loan participations and assignments of portions of loans between governments and financial institutions); (ii) debt securities issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above (including indexed or currency-linked securities); and (iii) debt securities issued by supranational organizations. Emerging Markets Appreciation Fund's investments in debt obligations of private sector companies in emerging market countries include bonds, notes, bills, debentures, convertible securities, warrants, indexed or currency-linked securities, bank debt obligations, short-term paper, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market country issuers. The debt component of Emerging Markets Appreciation Fund's portfolio will consist primarily of U.S. dollar-denominated securities and securities denominated in convertible currencies of developed countries. However, Emerging Markets Appreciation Fund may invest a portion of its debt component in securities denominated in currencies other than the U.S. dollar, including currencies of emerging market countries. Emerging Markets Appreciation Fund is not subject to any restrictions on the maturities of the emerging market country debt obligations it holds. When consistent with its investment goal, Emerging Markets Appreciation Fund may invest a portion of the debt component of its portfolio in securities for the purpose of generating income.


   Although Developing Markets Trust reserves the right to invest up to 35% of its total assets in debt securities of all types, it generally has not invested a significant portion of its assets in debt securities.


   Credit Ratings. Each Fund may invest in lower-rated or unrated obligations, including obligations that are rated as low as C by Moody's or S&P(R) or unrated debt that the Investment Manager's or Advisers', as the case may be, determines to be of comparable quality. At present, Developing Markets Trust does not intend to invest more than 5% of its total assets in non-investment grade securities (rated lower than Baa by Moody's or BBB by S&P(R)). Emerging Markets Appreciation Fund does not have a similar, stated intention at this time. If the

Transaction is approved, the receipt by Developing Markets Trust of Emerging Markets Appreciation Fund's non-investment grade securities in the Transaction would not result in a significant increase in Developing Markets Trust's current non-investment grade debt securities holdings.

   Definition of "Emerging Markets" and "Developing Markets."   Emerging
Markets Appreciation Fund's definition of "emerging markets" and Developing Markets Trust's definition of "developing markets" are the same. Developing or emerging markets include: (i) countries that are generally considered low or middle income countries by the International Bank of Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation; (ii) countries that are classified by the United Nations or otherwise regarded by their authorities as developing or emerging; or (iii) countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. Developing or emerging market companies include: (a) companies whose principal securities trading markets are in developing or emerging market countries; (b) companies that derive a significant share of their total revenue from either goods or services produced or sales made in developing or emerging market countries; (c) companies that have a significant portion of their assets in developing or emerging market countries; (d) companies that are linked to currencies of developing or emerging market countries; or (e) companies that are organized under the laws of, or with principal offices in, developing or emerging market countries.

   Temporary Defensive Investments. Except as noted below, the Funds' temporary defensive investment policies are similar. In the case of Developing Markets Trust, when the Investment Manager believes market or economic conditions are unfavorable for investors, it may invest up to 100% of its assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include: (i) short-term (maturities of less than 12 months) and medium-term (maturities up to 5 years) securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities; (ii) finance company and corporate commercial paper, and other short-term corporate obligations, rated at least A-1 by S&P(R) or Prime-1 by Moody's or, if unrated, determined to be of comparable quality;
(iii) bank obligations (including certificates of deposit, time deposits and bankers' acceptances); and (iv) repurchase agreements with banks and broker-dealers. The Investment Manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

   Emerging Markets Appreciation Fund's temporary defensive investment policy is similar to Developing Markets Trust's policy, except that it: (a) cannot invest in obligations of emerging market country governments; (b) cannot invest in bank obligations of emerging market country banks, but it may invest in bank deposits of U.S. or non-emerging market country banks; (c) may only invest in repurchase agreements of securities that it can invest in as part of its temporary defensive investment policy; (d) may invest in floating rate securities and other instruments issued by international development agencies denominated in any currency; (e) may only invest in the short-term corporate debt obligations of U.S. and non-emerging market companies; and (f) such obligations are not required to meet specific credit ratings or determinations. Finally, in making temporary defensive investments, Emerging Markets Appreciation Fund may invest only in securities that the Investment Manager or Advisers, as the case may be, believes to be high quality, i.e., subject to relatively low risk of loss of interest or principal.

   In addition, each Fund may invest its assets in shares of one or more money market funds managed by the Investment Manager or its affiliates to the extent allowed by exemptions granted under the 1940 Act and that Fund's other investment policies and restrictions.

   Diversification. Unlike Emerging Markets Appreciation Fund, Developing Markets Trust is a "diversified" fund under the 1940 Act. As a diversified fund, 75% of Developing Markets Trust's total assets may not be invested so that: (a) more than 5% of its total assets are invested in the securities of a single issuer, or (b) it owns more than 10% of the outstanding voting securities of a single issuer. Developing Markets Trust is not prohibited from investing the remaining 25% of its assets in the securities of a single issuer or owning more than

10% of the outstanding voting securities of a single issuer. This policy is a fundamental policy. Although Emerging Markets Appreciation Fund may invest a greater portion of its assets in the securities of any one issuer than a diversified fund, it does intend to meet the diversification requirements of the Code. Those diversification requirements are similar to the diversification requirements of the 1940 Act, except that the limitations only apply to 50% (not 75%) the fund's total assets, measured at fiscal quarter-ends. As to the remaining 50% of its assets, a non-diversified fund, like Emerging Markets Appreciation Fund, may invest in as few as two separate issuers each representing up to 25% of the value of the fund. As a non-diversified fund, Emerging Markets Appreciation Fund may invest a greater portion of its assets in the securities of any one issuer and, therefore, a smaller number of individual issuers than a diversified fund, as further described below.


   The Board of Trustees of Developing Markets Trust has proposed that current Developing Markets Trust shareholders approve the amendment of its diversification policy to explicitly exclude from the 5% and 10% limitations any security issued by other investment companies, whether or not registered with the SEC, as well as to more closely track the definition of a diversified investment company under the 1940 Act. Under the amended investment restriction, Developing Markets Trust would be able to invest cash held at the end of the day in money market funds or other short-term investments (such as unregistered money market funds) without regard to the 5% and 10% investment limitations.



   The Funds, together with the other funds in Franklin Templeton Investments, obtained an exemptive order from the SEC (the "Cash Sweep Order") that permits funds in Franklin Templeton Investments to invest their uninvested cash in one or more affiliated money market funds. The amendment of Developing Markets Trust's current investment restriction regarding diversification would enable Developing Markets Trust to take advantage of the investment opportunities presented by the Cash Sweep Order and, to the extent granted by the SEC, any amendment to the Cash Sweep Order permitting investment of uninvested cash balances in an unregistered money market fund sponsored by Franklin Templeton Investments. As discussed above, the Board of Trustees of Developing Markets Trust has been advised that the Investment Manager does not anticipate that this proposed amendment will materially impact the way Developing Markets Trust is currently managed on a day-to-day basis.


   Country, Sector and Industry Focus. Each Fund normally will invest in at least three developing or emerging market countries. However, Developing Markets Trust may have significant investments in one or more countries or in particular sectors, such as financial institutions and technology (including computer hardware and software, electronics and telecommunications). Emerging Markets Appreciation Fund does not have a comparable policy.


   Single Issuer Investment. Emerging Markets Appreciation Fund may not invest more than 10% of its assets in any one issuer. As a matter of fundamental policy of Developing Markets Trust, as to 75% of its total assets, Developing Markets Trust may not invest more than 5% of its total assets in a single issuer. If Developing Markets Trust's shareholders approve a proposed amendment to this restriction (on which shareholders of Emerging Markets Appreciation Fund are not being asked to vote), investments in the securities of other investment companies will be explicitly excepted from this limitation (but will still be subject to the limitations imposed by the 1940 Act on investments in other investment companies). As discussed above, the Board of Trustees of Developing Markets Trust has been advised that the Investment Manager does not anticipate that this proposed amendment will materially impact the way Developing Markets Trust is currently managed on a day-to-day basis.


   Illiquid and Restricted Securities. Emerging Markets Appreciation Fund may invest without limitation in illiquid securities, securities that are sold in private placement transactions, or securities that are sold in transactions between qualified institutional buyers (pursuant to Rule 144A under the Securities Act of 1933, as amended). As a matter of fundamental policy, Developing Markets Trust currently may invest up to 15% of its total assets in the securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets in restricted securities, securities that are not readily marketable, repurchase agreements having more than seven days to maturity and over-the-counter options purchased by it. However, if Developing Markets Trust's shareholders approve the elimination of these fundamental investment restrictions (on which shareholders of Emerging Markets Appreciation Fund are not being asked to vote), the Fund's Board of Trustees will replace them with a non-fundamental policy that limits Developing Markets Trust's investment in illiquid securities to 15% of its net assets. As previously noted, the Board of Trustees has been advised that the Investment Manager does not anticipate that this proposed change will materially impact the way Developing Markets Trust is currently managed on a day-to-day basis. The disparity in the Funds' treatment of illiquid and restricted securities is due to the fact that Developing Markets Trust, as an open-end fund, must ensure adequate liquidity so that it can meet redemption requests in a timely fashion. As a closed-end fund, Emerging Markets Appreciation Fund does not accept redemption requests and, therefore, is not required to maintain sufficient liquid assets to honor such requests.


   Investments in Other Investment Companies. Emerging Markets Appreciation Fund may invest in other investment companies that invest principally in securities in which Emerging Markets Appreciation Fund is authorized to invest. However, except for certain affiliated money market funds (to the extent permitted by the Cash Sweep Order), Emerging Markets Appreciation Fund cannot invest in investment companies for which the Investment Manager or sub-adviser serves as investment adviser or sponsor. Currently, as a matter of fundamental policy, Developing Markets Trust can invest in investment companies only as permitted by the 1940 Act. However, the Board of Trustees has recommended that Developing Markets Trust's shareholders approve the elimination of this fundamental restriction (on which shareholders of Emerging Markets Appreciation Fund are not being asked to vote) because it is duplicative of the existing 1940 Act requirement. This change will not impact Developing Markets Trust's day-to-day investment management.

   In addition, each Fund can invest its cash balances in affiliated money market funds to the extent permitted by that Fund's investment policies and restrictions and the Cash Sweep Order. Each Fund may also invest in non-affiliated investment companies subject to the limitations contained in
Section 12(d)(1) of the 1940 Act (i.e., a Fund is limited to: (i) investing not more than 10% of its total assets in the securities of other investment companies; (ii) investing not more than 5% of its total assets in the securities of any one investment company; and (iii) investing in not more than 3% of the outstanding voting securities of the acquired investment company).

   If a Fund acquires shares of other investment companies, that Fund's shareholders will bear both their proportionate share of expenses of that Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

  How do the fundamental investment restrictions of the Funds compare and differ?

   This section discusses the fundamental investment restrictions of the Funds that have not been described previously in this Prospectus/Proxy Statement. As described below, the Funds have adopted similar restrictions as fundamental policies, which may not be changed without the prior approval of a majority of that Fund's outstanding voting securities, as defined in the 1940 Act. As discussed previously, however, Developing Markets Trust's current shareholders are being asked to approve amendments to, or the elimination of, certain fundamental restrictions in order to streamline and modernize the restrictions, as well as to facilitate the Vietnam SEA Fund Reorganization. The shareholders of Emerging Markets Appreciation Fund are not being asked to vote on the proposed amendments to, or elimination of, these investment restrictions. The following is only a summary of such comparisons and is qualified in its entirety by references to the Developing Markets Trust Prospectus which is enclosed with this Prospectus/Proxy Statement, and the SAI, which has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement and Exhibit C, "Comparison of Developing Markets Trust's Current and Proposed Fundamental Investment Restrictions to Emerging Markets Appreciation Fund's Corresponding Fundamental Investment Restrictions."

   Concentration. Emerging Markets Appreciation Fund may not invest 25% or more of the total value of its assets in a particular industry. For purposes of this restriction, a foreign government (but not the U.S. government) is deemed to be an "industry." Developing Markets Trust may not invest more than 25% of its total assets in a single industry. The Board of Trustees of Developing Markets Trust has recommended that current Developing Markets Trust shareholders approve an amendment of this investment restriction to (i) change the measure of Developing Markets Trust's assets for purposes of this restriction from "total assets" to "net assets;" and (ii) expressly reference, in a manner consistent with current SEC staff policy, the categories of investments that are excepted from coverage of this restriction.

   Borrowing. Emerging Markets Appreciation Fund may not borrow money, except that: (a) it may borrow up to 5% of its total assets (including the amount borrowed) for temporary or emergency purposes; and (b) short-term credits necessary for settlement of securities transactions are not considered borrowings. Developing Markets Trust may not: (a) borrow money, except that it may borrow from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed); or (b) pledge, mortgage or hypothecate its assets for any purposes, except to secure borrowings and then only to an extent not greater than 15% of its total assets (arrangements with respect to margin for futures contracts, forward contracts and related options are not deemed to be a pledge of assets). In addition, Developing Markets Trust has a policy that permits it to borrow up to 5% of its total assets to meet redemptions and for other temporary purposes. The Board of Trustees of Developing Markets Trust has recommended that current Developing Markets Trust shareholders approve the amendment of this investment restriction and policy to: (i) prohibit borrowing money, except to the extent permitted by the 1940 Act or any rule, exemption or interpretation thereunder issued by the SEC; and (ii) eliminate the restriction regarding Developing Markets Trust's ability to pledge, mortgage or hypothecate its assets.

   Senior Securities. Emerging Markets Appreciation Fund may not issue senior securities, except that short-term credits necessary for settlement of securities transactions are not considered senior securities. Developing Markets Trust may not issue senior securities, except as otherwise set forth in the investment restriction on borrowing, described above. The Board of Trustees has recommended that current Developing Markets Trust shareholders approve the amendment of this investment restriction to permit it to issue senior securities as permitted under the 1940 Act and any relevant rule, order or interpretation issued by the SEC.

   Commodities. Emerging Markets Appreciation Fund may not purchase or sell commodities or commodity contracts, including futures contracts and options thereon, except that it may engage in hedging transactions as described in its Prospectus. Developing Markets Trust may not purchase or sell commodity contracts (except futures contracts as described in its Prospectus or statement of additional information). The Board of Trustees has recommended that current Developing Markets Trust shareholders approve the amendment of this investment restriction to clarify that it has the ability to engage in futures contracts and related options. Notwithstanding the flexibility provided by the proposed fundamental investment restriction, Developing Markets Trust is subject to guidelines established by the Board of Trustees relating to Developing Markets Trust's use of derivative investments. Under these guidelines, currently not more than 5% of Developing Markets Trust's assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). Thus, Developing Markets Trust's guidelines at this time do not contemplate, and Developing Markets Trust has no present intention of engaging in, the purchase or sale of futures contracts.

   Loans. Neither Fund may make loans, except that each Fund may (a) purchase and hold debt instruments, including bonds, debentures and notes (in the case of Developing Markets Trust, such debt instruments must be publicly distributed); (b) enter into repurchase agreements (in the case of Emerging Markets Appreciation Fund, only with respect to portfolio securities); and (c) make loans of portfolio securities. In addition, Emerging Markets Appreciation Fund may invest in loans, including loan participations and loan assignments as described in its Prospectus.

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


   The Board of Trustees of Developing Markets Trust has recommended that current Developing Markets Trust shareholders approve the amendment of this investment restriction to provide Developing Markets Trust with (i) greater lending flexibility by permitting it to invest in non-publicly distributed debt securities, loan participations and direct corporate loans, including those currently held by Vietnam SEA Fund; and (ii) additional flexibility to make loans to affiliated investment companies. As of June 30, 2002, the total value of the non-publicly distributed debt securities held by Vietnam SEA Fund is approximately $2.8 million, which is equal to approximately 0.2% of Developing Markets Trust's current total assets as of that date. The proposed lending restriction would permit Developing Markets Trust, under certain circumstances and in accordance with an exemptive order granted by the SEC to Developing Markets Trust (the "Inter-Fund Lending and Borrowing Order"), to lend cash to other funds in Franklin Templeton Investments at rates that are more favorable than the rates that it would receive if it loaned cash to banks or other lenders through short-term lending transactions.



   Because the proposed lending restriction would provide Developing Markets Trust with greater flexibility to invest in non-publicly distributed debt securities, loan participations, and other direct corporate loans, including certain securities currently held by Vietnam SEA Fund, Developing Markets Trust may be exposed to additional risks associated with such securities, including general illiquidity, greater price volatility and the possible lack of publicly available information about issuers of privately placed debt obligations and loan counterparties. However, the Board of Trustees has adopted a non-fundamental investment restriction that limits any such investments, in the aggregate, including such Vietnam SEA Fund assets, to no more than 5% of Developing Markets Trust's total assets (measured at the time of purchase). Any loans made pursuant to the Inter-Fund Lending and Borrowing Order are excluded from this 5% investment restriction. Thus, the Investment Manager believes that the risks posed by these investments should be relatively modest. Moreover, Developing Markets Trust has no current intention of exercising this expanded authority beyond the receipt of Vietnam SEA Fund assets in the Vietnam SEA Fund Reorganization.


   Underwriting. Neither Fund may underwrite the securities of other issuers, except to the extent that, in connection with the disposition of its portfolio securities, Emerging Markets Appreciation Fund may be deemed to be an underwriter. The Board of Trustees of Developing Markets Trust has recommended that current Developing Markets Trust shareholders approve an amendment of this investment restriction to clarify that Developing Markets Trust has the ability to resell securities that it owns and to sell its own shares.

   Real Estate. Emerging Markets Appreciation Fund may not purchase real estate limited partnership interests, and neither Fund may purchase real estate or real estate mortgage loans, other than securities (which, in the case of Developing Markets Trust, must be marketable) secured by real estate or interests therein or securities issued by companies (or, in the case of Developing Markets Trust, investment trusts) that invest in real estate or interests therein.

   The Board of Trustees of Developing Markets Trust has recommended that current Developing Markets Trust shareholders approve the amendment of the current investment restriction to provide the Investment Manager increased flexibility with respect to real estate-related investments. The proposed restriction would permit Developing Markets Trust to continue to invest in the types of real estate investments in which it currently may invest without limiting it to investing solely in marketable securities related to real estate. The proposed restriction also would permit Developing Markets Trust to make or purchase real estate loans, to hold and sell real estate acquired by it as a result of owning a security or other instrument and to make direct investments in real estate through partnerships and other special purpose entities that own or develop real estate. With respect to such direct investments in real estate, the Board of Trustees has adopted a non-fundamental investment restriction limiting Developing Markets Trust's direct investments in real estate to not more than 5% of its total assets (measured at the time of investment). The Board of Trustees has proposed the changes to its real estate investment restriction, in part, to facilitate the Vietnam SEA Fund Reorganization and to permit Developing Markets Trust to receive real estate-related assets currently held by Vietnam SEA Fund. Developing Markets Trust has no current intention of exercising this expanded authority with respect to real estate beyond the receipt

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of Vietnam SEA Fund's real estate-related assets in the Vietnam SEA Fund
Reorganization. However, Developing Markets Trust may make additional direct investments in real estate in the future, subject to this 5% non-fundamental restriction, should attractive opportunities become available.

   Modifying Developing Markets Trust's real estate restriction may expose it to certain risks inherent to these investments. Like all real estate-related investments, Vietnam SEA Fund's investments that are secured by real estate in Vietnam are subject to risks such as relative illiquidity, complexities of valuation and greater price volatility. In addition, like other investments of this kind in developing countries, these investments are subject to risk of forfeiture due to governmental action. Further, under Vietnamese law, the ability of lenders to obtain complete and enforceable security interests in real estate is still unsettled. The real estate-related joint venture enterprises currently held by Vietnam SEA Fund that would be acquired by Developing Markets Trust in the Vietnam SEA Fund Reorganization generally involve the acquisition by the joint venture of leasehold interests in property, as necessary to carry on specific business enterprises. This involves the risk of adverse claims against a legal right to occupy a property for business purposes, as well as the risk that such a right may be disrupted by capricious governmental action or other challenges. Furthermore, the fact that the judicial system in Vietnam is still developing also may impede the ability of joint ventures to enforce an interest in real estate. In particular, the principles of limited liability for investors in an enterprise in Vietnam are not settled and, therefore, the liability of a foreign investor, such as Developing Markets Trust, may not be limited to the amount of the investment. Finally, transfers of leasehold interests in Vietnam are generally subject to governmental approval and, as such, there can be no assurance of due process in connection with these approvals.

   Margin. Neither Fund may purchase securities on margin. However, Emerging Markets Appreciation Fund's restriction clarifies that it may engage in delayed delivery or when-issued transactions or obtain such short-term credits as are necessary for the clearance of transactions. Developing Markets Trust's policy clarifies that it may make margin payments in connection with options on securities or securities indices, foreign currencies, futures contracts and related options, and forward contracts and related options. The Board of Trustees of Developing Markets Trust has recommended that current Developing Markets Trust shareholders approve the elimination of this investment restriction.

   Short Sales. Neither Fund may make short sales of securities. In addition, Emerging Markets Appreciation Fund cannot maintain a short position. The Board of Trustees of Developing Markets Trust has recommended that current Developing Markets Trust shareholders approve the elimination of this investment restriction.

   Control. Neither Fund may invest in any company for the purpose of exercising control or management. This is a fundamental policy for Emerging Markets Appreciation Fund and a non-fundamental policy for Developing Markets Trust.

   Diversification. Developing Markets Trust may not purchase any security (other than obligations of the U.S. government, its agencies and instrumentalities) if, as a result, as to 75% of its total assets (i) more than 5% of its total assets would be invested in the securities of any single issuer, or (ii) Developing Markets Trust would then own more than 10% of the voting securities of any single issuer. Emerging Markets Appreciation Fund, as a non-diversified fund, does not have a comparable investment restriction.

   Other Fundamental Investment Restrictions of Developing Markets
Trust. Emerging Markets Appreciation Fund does not have fundamental investment restrictions that are comparable to the following fundamental investment restrictions (some of which have been discussed previously) for Developing Markets Trust, many of which were required for open-end funds by state securities authorities before the enactment of the National Securities Markets Improvement Act of 1996. The Board of Trustees of Developing Markets Trust has recommended that the current Developing Markets Trust shareholders approve the elimination of each of these

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

restrictions. Shareholders of Emerging Markets Appreciation Fund are not being asked to vote on the elimination of these restrictions. Such restrictions currently provide that Developing Markets Trust may not:

  . invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs;

  . invest in other open-end investment companies, except as permitted by the 1940 Act;

  . purchase or retain securities of any company in which trustees or officers of Developing Markets Trust or its Investment Manager, individually own more than one-half of 1% of the securities of such company or, in the aggregate, own more than 5% of the securities of such company;

  . invest more than 5% of its total assets in the securities of issuers, including their predecessors, which have been in continuous operation less than 3 years;

  . invest more than 5% of its total assets in warrants, whether or not listed on the NYSE or American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges (warrants acquired by Developing Markets Trust in units or attached to securities are not included in this restriction);

  . participate on a joint or a joint and several basis in any trading account in securities;

  . invest more than 15% of its total assets in the securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets in restricted securities, securities that are not readily marketable, repurchase agreements having more than seven days to maturity, and over-the-counter options purchased by Developing Markets Trust (assets used as cover for over-the-counter options written by Developing Markets Trust are considered to be not readily marketable); or

  . invest more than 10% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid.

  What are the risk factors associated with investments in the Funds?

   Like all investments, an investment in either Fund involves risk. There is no assurance that either Fund will achieve its investment goal. The achievement of each Fund's investment goal depends upon market conditions, generally, and on the Investment Manager's analytical and portfolio management skills. Set forth below are some additional risk factors associated with an investment in the Funds.

   Foreign Securities Risk. Each Fund invests a substantial portion of its assets in foreign securities. Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in the securities of U.S. issuers. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in a Fund and affect its share price.

   Currency exchange rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less in U.S. dollars. Restrictions on currency trading that may be imposed by developing or emerging market countries also will adversely affect the value of the securities that are denominated in the currencies of, or issued by companies operating in, such countries.

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

   Political and economic developments. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for a Fund to vote proxies, exercise shareholder rights and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of a Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund's investments.

   Trading practices. Brokerage commissions and other fees generally are higher for foreign securities traded in non-U.S. markets. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of a Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

   Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

   Limited markets. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. In developing or emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

   Developing or emerging market countries. Each Fund invests principally in developing or emerging market countries. A Fund's investments in developing or emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include: (i) political and social uncertainty (for example, regional conflicts and risk of war); (ii) currency exchange rate volatility; (iii) pervasiveness of corruption and crime; (iv) delays in settling portfolio transactions; (v) risk of loss arising out of systems of share registration and custody; (vi) markets that are comparatively smaller and less liquid than developed markets, where short-term volatility and declines of more than 50% are not unusual, and markets that are generally considered to be liquid may become illiquid for short or extended periods;
(vii) less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.;
(viii) currency and capital controls; (ix) inflation, deflation or currency devaluation; and (x) greater sensitivity to interest rate changes. All of these factors make prices of securities of developing or emerging market issuers generally more volatile than securities of issuers in developed markets, and increase the risk of loss to a Fund.

   Stock Risk. Although this may not be the case in foreign markets, in the U.S. stocks have historically outperformed other asset classes over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because Developing Markets Trust generally has invested a greater proportion of its assets in equity securities, as compared to Emerging Markets Appreciation Fund, it is exposed to greater stock risk.

   Debt Securities Risk. A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

   The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. These changes in market value will be reflected in a Fund's NAV. Because Emerging Markets Appreciation Fund generally has invested a greater percentage of its assets in debt obligations, as compared to Developing Markets Trust, it is exposed to greater debt securities risk.

   Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its debt securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a debt security is called, a Fund may have to replace it with a lower-yielding security.

   Credit risk. This is the possibility that an issuer will be unable to make interest payments or repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of a Fund's shares.

   Interest rate risk. When interest rates rise, debt security prices usually fall. The opposite is also true: debt security prices usually go up when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

   Diversification Risk. A potential difference in the risks associated with investments in each Fund arises from the fact that Emerging Markets Appreciation Fund, unlike Developing Markets Trust, is "non-diversified." Because Emerging Markets Appreciation Fund is a non-diversified fund and may focus its investments in a relatively small number of issuers, it may be more sensitive to economic, political, business, regulatory or other developments affecting a single issuer or industry. This, in turn, may result in greater fluctuation in the value of Emerging Markets Appreciation Fund's shares. For more information about the Funds' diversification policies, please see the discussion under "Diversification" in the section "Comparison of Investment Goals and Policies--How do the types of securities the Funds buy and the investment practices of the Funds compare?"

   Country, Sector or Industry Focus Risk. Although Developing Markets Trust is a diversified fund, it may have significant investments in one or more countries or in particular sectors such as financial institutions and technology. Emerging Markets Appreciation Fund does not have a comparable investment policy. To the extent that Developing Markets Trust invests a greater portion of its assets in one or more countries, sectors or industries at any time, as compared to Emerging Markets Appreciation Fund, Developing Markets Trust will face a greater risk of loss due to factors affecting a single country, sector or industry. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price.
In addition, securities in that sector may be very sensitive to interest rate changes throughout the world. Technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies.

   Illiquid Securities Risk. As an open-end fund, Developing Markets Trust must ensure adequate liquidity so that it can meet redemption requests in a timely fashion. For this reason, Developing Markets Trust currently may not invest more than 15% of its total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets in restricted securities, securities that are not readily marketable, repurchase agreements having more than seven days to maturity and over-the-counter options. However, as noted above, the Board of Trustees of Developing Markets Trust has proposed replacing this fundamental restriction with a non-fundamental investment policy that limits Developing Markets Trust's investments in illiquid securities to 15% of its net assets. Emerging Markets Appreciation Fund, which as a closed-end fund does not need cash to meet redemption requests, may invest without limitation in illiquid securities. When a Fund invests in illiquid securities, it is exposed to the risk that the securities cannot be readily sold or only can be resold promptly at a price significantly lower than their value, which may have a negative affect on the value of that Fund's shares.

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

   Closed-end Fund Risk. Unlike open-end funds, shares of closed-end funds trade on one or more secondary markets, such as the NYSE. Shares of closed-end funds frequently trade at a discount from NAV, but could also trade at a premium. This characteristic of shares of a closed-end fund is a risk separate and distinct from the risk that a closed-end fund's NAV will decrease. As a closed-end fund, Emerging Markets Appreciation Fund cannot predict whether its own shares will trade at, below, or above NAV. The risk of purchasing shares of a closed-end fund that might trade at a discount is more pronounced for investors who wish to sell their shares in a relatively short period of time because, for those investors, realization of gain or loss on their investment is likely to be more dependent upon the existence of a premium or discount to NAV than upon portfolio performance. As an open-end fund, Developing Markets Trust is not traded on a secondary market and, therefore, its shares do not and will not trade at either a discount or a premium to its NAV.

  How do the Funds' other investments, techniques, and strategies and their risks compare?

   As discussed below, although the Funds have similar non-principal investments, techniques and strategies, there are some noteworthy differences. For more information regarding these investments, techniques, strategies and their risks, please see the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request.


   Borrowing. Emerging Markets Appreciation Fund will not borrow money to purchase securities. However, Emerging Markets Appreciation Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of its total assets (including the amount borrowed). Currently, Developing Markets Trust may borrow up to 33 1/3% of its total assets from banks to increase its holdings of portfolio securities. Developing Markets Trust also may borrow up to 5% of its total assets to meet redemptions and for other temporary purposes. The Board of Trustees of Developing Markets Trust has recommended that current Developing Markets Trust shareholders approve the amendment of the Trust's policies regarding borrowing in order to avoid unnecessarily limiting the Investment Manager if the Investment Manager determines that borrowing is in the best interests of Developing Markets Trust and its shareholders. As discussed above, the Board of Trustees has been advised that the Investment Manager does not anticipate that this proposed amendment will materially impact the way Developing Markets Trust is currently managed on a day-to-day basis.


   Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on Developing Markets Trust's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed money. To the extent that Developing Markets Trust engages in leveraging transactions, it is exposed to greater leveraging risk than Emerging Markets Appreciation Fund.

   Convertible Securities. Each Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on the debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities generally have several unique investment characteristics, such as (i) higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) a lesser degree of fluctuation in value than the underlying stock since they have debt characteristics, and (iii) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, that Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

   A convertible security has risk characteristics of both equity and debt securities. Its value may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high (because it is assumed it will be converted) and more like a debt security when the underlying stock price is low (because it is assumed it will not be converted). Because its value can be influenced by many different factors, a convertible security generally is not as sensitive to interest rate changes as a similar, non-convertible, debt security, and generally has less potential for gain or loss than the underlying stock.

   Defaulted Debt Securities. Each Fund may invest in defaulted debt obligations. Developing Markets Trust may purchase defaulted debt securities, if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future. Currently, as a matter of fundamental policy, Developing Markets Trust may invest up to 10% of its total assets (as of the time of purchase) in defaulted debt securities. The Board of Trustees of Developing Markets Trust has recommended that current Developing Markets Trust shareholders approve the elimination of this fundamental restriction because, to the extent such securities are illiquid, Developing Markets Trust's investments therein will be subject to its investment restriction limiting its investments in illiquid securities to 15% of its net assets. Emerging Markets Appreciation Fund does not have a similar limitation on its investments in defaulted or illiquid securities, and from time to time has held defaulted debt obligations. Developing Markets Trust generally does not hold defaulted debt obligations. If the Transaction is approved, the receipt by Developing Markets Trust of debt obligations from Emerging Markets Appreciation Fund is not anticipated to increase significantly Developing Markets Trust's holdings of illiquid securities.

   Derivatives. Each Fund may (i) write covered put and call options and purchase put and call options on securities or securities indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets; (ii) enter into forward foreign currency contracts and options on foreign currencies; (iii) buy and sell financial futures contracts, index futures contracts, foreign currency futures contracts and options on any of the foregoing; and (iv) enter into interest rate, index and currency exchange rate swap agreements. Although Developing Markets Trust's investment restrictions permit it to invest in certain derivative investments, including futures contracts and related options, Developing Markets Trust is subject to guidelines established by the Board of Trustees relating to Developing Markets Trust's use of derivative investments. Under these guidelines, currently not more than 5% of Developing Markets Trust's assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). Thus, Developing Markets Trust's guidelines at this time do not contemplate, and Developing Markets Trust has no present intention of engaging in, the purchase or sale of currency futures contracts, stock index futures contracts or interest rate futures contracts. The use of futures contracts can involve substantial risks and, therefore, Developing Markets Trust would only invest in such futures contracts where the Investment Manager believes such investments are advisable, and then, only to the extent the guidelines established by the Board of Trustees were so modified to include futures contracts. There is no current intention to modify Developing Markets Trust's guidelines with respect to derivatives to include futures contracts and related options. Should the Board of Trustees in the future modify Developing Markets Trust's guidelines to permit futures contracts, Developing Markets Trust will accordingly amend its Prospectus and statement of additional information to disclose the use of this investment strategy. Developing Markets Trust may use derivative strategies seeking to protect its assets, implement a cash or tax management strategy and/or enhance its returns.

   Emerging Markets Appreciation Fund is authorized to use various investment strategies to: (i) hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements); (ii) manage the effective maturity or duration of debt securities or instruments it holds; or
(iii) enhance its income or gain.


   The performance of derivative investments depends, at least in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. To the extent that either Fund enters into any of these transactions, their successful use will depend on the ability of the Investment Manager or Advisers, as the case may be, to predict market movements. Risks include delivery failure, default by the other party, the inability to close out a position because the trading market becomes illiquid or an imperfect correlation between the derivative and the position being hedged.

   Futures contracts. For hedging purposes only, each Fund may buy and sell financial futures contracts, index futures contracts, foreign currency futures contracts and options on any of those instruments. A Fund also may buy and sell index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. As noted above, however, the Board of Trustees has adopted guidelines that currently do not permit Developing Markets Trust to invest in futures contracts or related options.

   With respect to positions in futures and related options that do not constitute "bona fide hedging" positions, Emerging Markets Appreciation Fund will not enter into a futures contract or related option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures options positions, less the amount by which any such options are "in-the-money," would exceed 5% of its total assets. In addition, the value of the securities on which the futures contracts are based will not exceed 25% of Emerging Markets Appreciation Fund's total assets.


   Options on securities or indices. Each Fund may buy and sell (write) options on securities and securities indices to earn additional income and/or to help protect its portfolio against market and/or exchange rate movements, although Developing Markets Trust presently has no intention of doing so. Emerging Markets Appreciation Fund does not have a similar, stated intention at this time. A Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. and foreign exchanges and in the over-the-counter markets. The value of the underlying securities on which options may be written at any one time by Emerging Markets Appreciation Fund will not exceed 25% of its total assets. Emerging Markets Appreciation Fund may only buy options if the total premiums it pays for such options is 5% or less of its total assets.


   A Fund's ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time.

   Foreign currency transactions. Each Fund may engage in foreign currency transactions. In order to hedge against foreign currency exchange rate risks, each Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as buy and sell put or call options on foreign currencies. Developing Markets Trust may commit up to 20% of its total assets to forward foreign currency contracts. Emerging Markets Appreciation Fund has no specific limitation on the percentage of assets it may commit to forward contracts, subject to its stated investment objective and policies, except that Emerging Markets Appreciation Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management. Each Fund also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

   A Fund may enter into forward foreign currency exchange contracts (forward contracts) to attempt to minimize the risk to that Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. Emerging Markets Appreciation Fund's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated.

   Swap agreements. Each Fund may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to that Fund than if that Fund had invested directly in a security that yielded or produced that desired return. However, Emerging Markets Appreciation Fund is limited to engaging in interest rate, index and currency exchange rate swap agreements. Developing Markets Trust also may use swap agreements for tax and/or cash management purposes.

   Loans of Portfolio Securities. Each Fund may lend certain of its portfolio securities to broker-dealers. These loans may not exceed 33 1/3% of the value of a Fund's total assets. While the Funds' securities lending programs are similar, there are some differences. For example, Developing Markets Trust also may lend to qualified banks and, in general, may only lend its securities to parties who meet creditworthiness standards approved by the Board of Trustees. Furthermore, Emerging Markets Appreciation Fund must secure each such loan with collateral equal to at least 102% of the current market value of the securities loaned, whereas Developing Markets Trust requires such collateral to equal only 100% of the current market value of the loaned securities. Securities lending transactions are subject to the risk that a counterparty will not meet its obligations and that it may fail to return a loaned security on a timely basis.

   Lower-Rated Debt Securities. Each Fund may invest in debt securities rated below investment grade, sometimes called "junk bonds." Junk bonds generally have more credit risk than higher-rated securities. Companies issuing high yield debt securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and a Fund could lose its entire investment.

   The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default or other factors.

   High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit a Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

   Repurchase Agreements. Each Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund agrees to buy securities from a bank or broker-dealer and then to sell the securities back to the bank or broker-dealer. The bank or broker-dealer must transfer to that Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by that Fund in each repurchase agreement. The Investment Manager or Advisers, as the case may be, will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities.


   Russian Securities. Each Fund may invest in Russian securities. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. These risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a Fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises; (h) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, as compared to securities and issuers in more developed markets; (i) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (j) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (k) dependency on exports and the corresponding importance of international trade; (l) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of new tax laws;
(m) possible difficulty in identifying a buyer of securities held by a Fund due to the underdeveloped nature of the securities markets; (n) the possibility that legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia;
(o) the risk that legislation could confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; (p) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies; and (q) because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges.

   Structured Investments. Included among the issuers of debt securities in which each Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments. The cash flows on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions. The extent of the payments made with respect to structured investments is dependent on the extent of the cash flows on the underlying instruments. Structured investments that do not involve credit enhancement generally will have credit risk that is equivalent to that of the underlying instruments. A class of structured investments may be either subordinated or unsubordinated to the right of payment of another class.

   Certain issuers of structured investments may be deemed to be "investment companies" as defined in 1940 Act. As a result, a Fund's investment in these structured investments may be limited by its investment policies and restrictions regarding investments in other investment companies, as well as the restrictions on such investments contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there may be no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to Developing Markets Trust's restrictions on investments in illiquid securities.

   When-Issued and Delayed Delivery Transactions. Each Fund may purchase securities issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future time beyond the normal settlement date. Since the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

            Further Information About Developing Markets Trust and
                      Emerging Markets Appreciation Fund

   The Developing Markets Trust Prospectus dated May 1, 2002 and the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2001 are enclosed with, and considered a part of this Prospectus/Proxy Statement. Additional information about both Funds is contained in the SAI relating to this Prospectus/Proxy Statement. You may request free copies of the SAI and other information relating to Developing Markets Trust and Emerging Markets Appreciation Fund by calling 1-800/DIAL BEN(R) or by writing to Developing Markets Trust or Emerging Markets Appreciation Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030. Developing Markets Trust and Emerging Markets Appreciation Fund file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained at prescribed rates from the SEC's Public Reference Section, Washington, DC 20549-6009, or from the SEC's Internet address at www.sec.gov. Emerging Markets Appreciation Fund's shares are also traded on the NYSE under the symbol "TEA." Certain reports, proxy statements and other information about Emerging Markets Appreciation Fund are filed with the NYSE and may be inspected at the offices of the NYSE, 20 Broad Street, New York, New York 10005.

..VOTING INFORMATION

  How many votes are necessary to approve the Proposals?


   Required Vote. Proposal 1, the election of Directors, requires the affirmative vote of the holders of a plurality of Emerging Markets Appreciation Fund's shares present and voting on the Proposal at the Meeting. Proposal 2, to approve an Agreement and Plan of Acquisition between Emerging Markets Appreciation Fund and Developing Markets Trust, which provides for the acquisition by Developing Markets Trust of substantially all of the assets of Emerging Markets Appreciation Fund in exchange solely for Advisor Class Shares and the complete liquidation and dissolution of Emerging Markets Appreciation Fund, requires the affirmative vote of more than 50% of the total shares of Emerging Markets Appreciation Fund outstanding and entitled to vote on May 31, 2002, the Record Date for the Meeting.



   Solicitation of Proxies. Your vote is being solicited by the Board of Directors of Emerging Markets Appreciation Fund. Emerging Markets Appreciation Fund reimburses brokerage firms and others for their expenses in forwarding proxy material to the beneficial owners and soliciting them to execute proxies. Emerging Markets Appreciation Fund has engaged Georgeson Shareholder Communications, Inc. ("Georgeson Shareholder") to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an anticipated cost of approximately $21,575, including out-of-pocket expenses. Emerging Markets Appreciation Fund expects that the solicitation would be primarily by mail, but also may include telephone, telecopy or oral solicitations. If Emerging Markets Appreciation Fund does not receive your proxy by a certain time, you may receive a telephone call from Georgeson Shareholder asking you to vote. Emerging Markets Appreciation Fund does not reimburse Directors and officers of Emerging Markets Appreciation Fund or regular employees and agents of the Investment Manager involved in the solicitation of proxies.



   Expenses. The expenses associated with Proposal 2 will be borne one-quarter by Developing Markets Trust, one-quarter by Emerging Markets Appreciation Fund and one-half by the Investment Manager, while the expenses associated with Proposal 1 will be borne by Emerging Markets Appreciation Fund.


   Voting by Broker-Dealers. Emerging Markets Appreciation Fund expects that, before the Meeting, broker-dealer firms holding shares of Emerging Markets Appreciation Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, Emerging Markets Appreciation Fund understands that NYSE Rules permit the broker-dealers to vote on Proposal 1 on behalf of their customers and beneficial owners. Certain broker-dealers may exercise discretion over shares held in their name for which no instructions are received for Proposal 1 by voting these shares in the same proportion as they vote shares for which they received instructions on Proposal 1. NYSE Rules do not permit broker-dealers to vote on Proposal 2 on behalf of their customers and beneficial owners where instructions are not received.

   Quorum. A majority of the shares entitled to vote--present in person or represented by proxy--constitutes a quorum at the Meeting. The shares over which broker-dealers have discretionary voting power, the shares that represent broker non-votes (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter), and the shares whose proxies reflect an abstention on any item are all counted as shares present and entitled to vote for purposes of determining whether the required quorum of shares exists.


   Methods of Tabulation. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Emerging Markets Appreciation Fund held at the close of business on May 31, 2002, the Record Date. Abstentions and broker non-votes will be treated as votes not cast and, therefore, will not be counted for purposes of obtaining approval of either Proposal. Abstentions and broker non-votes, therefore, will have no effect on Proposal 1, which requires a plurality of Emerging Markets Appreciation Fund's shares present and voting, but will have the same effect as a vote "against" Proposal 2.



   Adjournment. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present but sufficient votes have not been received to approve a Proposal, the Meeting may be adjourned with respect to one or both of the Proposals to permit further solicitation of proxies. The presiding officer of the Emerging Markets Appreciation Fund for the Meeting, the secretary of the Meeting, or the persons designated as proxies may adjourn the Meeting to permit further solicitation of proxies or for other reasons consistent with Maryland law and Emerging Market Appreciation Fund's Articles of Incorporation and By-Laws. Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote in accordance with the views of management of Emerging Markets Appreciation Fund on questions of adjournment.




  How do I ensure that my vote is accurately recorded?

   You can vote in any one of four ways:

  .   By mail, with the enclosed proxy card.

  .   In person at the Meeting.


  . By telephone or through the Internet. If your account is eligible, a control number is provided on your proxy card and separate instructions are enclosed.


   A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to Emerging Markets Appreciation Fund. If you specify a vote for both Proposals, your proxy will be voted as you indicate. If you specify a vote for only one Proposal, but not the other, your proxy will be voted as specified and the Proposal for which no vote is specified will be voted FOR that Proposal. If you simply sign and date the proxy card, but do not specify a vote for either Proposal, your proxy will be voted FOR both Proposals.

  May I revoke my proxy?

   You may revoke your proxy at any time before it is voted by forwarding a written revocation or a later-dated proxy to Emerging Markets Appreciation Fund that is received at or prior to the Meeting, or by attending the Meeting and voting in person.

  Who is entitled to vote?


   Shareholders of record at the close of business on May 31,2002 will be entitled to vote at the Meeting. As of the May 31, 2002 Record Date, Emerging Markets Appreciation Fund had 4,115,310 shares outstanding.


  Are there dissenters' rights?

   Emerging Markets Appreciation Fund shareholders will not be entitled to any "dissenters' rights" because shares of Emerging Markets Appreciation Fund are not afforded such rights under state law nor under its charter documents. Therefore, if the Transaction is approved, Emerging Markets Appreciation Fund shareholders will be bound by the terms of the Transaction. A shareholder of Emerging Markets Appreciation Fund may, however, sell his or her shares of common stock on the NYSE at any time prior to the Closing Date of the Transaction. In addition, following the closing of the Transaction, former Emerging Markets Appreciation Fund shareholders may redeem their Advisor Class Shares at NAV, subject to a redemption fee of 2% if such redemption occurs within six months of the Closing Date.

  How do I make a proposal at the next Annual Meeting?


   The shareholder vote on the Transaction will dictate the requirements relating to shareholder proposals for the 2003 Annual Meeting of Shareholders. If Emerging Markets Appreciation Fund shareholders approve Proposal 2, Developing Markets Trust will acquire substantially all of the assets of Emerging Markets Appreciation Fund in exchange solely for Advisor Class Shares of Developing Markets Trust and Emerging Markets Appreciation Fund will be completely liquidated and dissolved. Following the Closing Date of the Transaction, Emerging Markets Appreciation Fund shareholders will hold Advisor Class shares of Developing Markets Trust. Developing Markets Trust is not required, and does not intend, to hold regular annual shareholders' meetings. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next shareholders' meeting should send their written proposals to the Fund's offices, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394-3091, Attention: Secretary, so they are received within a reasonable time before any such meeting.



   If Emerging Markets Appreciation Fund shareholders do not approve the Transaction, Emerging Markets Appreciation Fund will not be liquidated and dissolved and Emerging Markets Appreciation Fund's By-Laws, in addition to the proxy rules under the federal securities laws, will govern shareholder proposals. Emerging Markets Appreciation Fund anticipates that its next annual meeting would then be held in August 2003. Shareholder proposals to be presented at the next annual meeting of Emerging Markets Appreciation Fund must be received at Emerging Markets Appreciation Fund offices, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394-3091, Attention:
Secretary, no later than March 24, 2003 in order to be included in Emerging Markets Appreciation Fund's proxy statement and proxy card relating to that meeting and presented at the meeting.



   A shareholder who has not transmitted a written proposal for inclusion in the proxy statement by March 24, 2003 as set forth above, may nonetheless present a proposal at Emerging Markets Appreciation Fund 2003 Annual Meeting of Shareholders if such shareholder notifies Emerging Markets Appreciation Fund, at Emerging Markets Appreciation Fund offices, of such proposal by June 7, 2003. If a shareholder fails to give notice by this date, then the persons designated as proxies for the 2003 Annual Meeting of Shareholders may exercise discretionary voting power with respect to any shareholder proposal not received by Emerging Markets Appreciation Fund at Emerging Markets Appreciation Fund's offices, by June 7, 2003.



   A shareholder proposal may be presented at the 2003 Annual Meeting of Shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules and state law. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the fund's proxy statement or presented at the Meeting.

..PRINCIPAL HOLDERS OF SHARES


   From time to time, the number of shares held in "street name" accounts of various securities dealers for the benefit of their clients may exceed 5% of the total shares outstanding of Emerging Markets Appreciation Fund or 5% of a class of shares outstanding of Developing Markets Trust.



   As of May 31, 2002, Developing Markets Trust had a total of 148,853,277.732 shares of beneficial interest, $0.01 par value ("shares"), outstanding divided among five separate classes of shares as follows: 124,433,508.640 Class A shares, 1,250,404.053 Class B shares, 13,881,413.255 Class C shares, 8,328.072
Class R shares and 9,279,623.712 Advisor Class Shares. To the knowledge of the Developing Markets Trust's management, as of May 31, 2002 no other entities owned (beneficially or of record) 5% or more of the outstanding shares of any class of Developing Markets Trust except as listed below:



                                                         Amount and
                                              Title      Nature of        Percents
                                               of        Beneficial          of
Name and Address of Beneficial Owner          Class      Ownership         Class
------------------------------------         ------- -------------      --------
Franklin Advisers, Inc.                      Advisor 1,271,841.353/(1)/  13.705%
  One Franklin Parkway
  San Mateo, CA 94403-1906

FTB&T TTEE for Defined Contribution Services Advisor   949,337.233/(1)/  10.230%/(1)/
  Franklin Templeton 401(k)
  P. O. Box 2438
  Rancho Cordova, CA 95741-2438

CNA TTEE for the 401(k) Plan of                 R        2,718.226       32.639%
  Southeast Steel Sales Company
  P. O. Box 5024
  Costa Mesa, CA 92628-5024

FTB& T Cust. for the Rollover IRA of            R        1,324.464       15.903%
  Paul M. Zipp
  c/o Retirement Services
  P. O. Box 33033
  St. Petersburg, FL 33733-8033

Franklin Advisers, Inc.                         R        1,007.049/(1)/  12.092%/(1)/
  One Franklin Parkway
  San Mateo, CA 94403-1906

Chase Manhattan Bank NA                         R          869.479       10.440%
  FBO USA Track and Field 401(k)
  Money Purchase Plan
  One Chase Square
  Rochester, NY 14643

FTB&T Cust. for the Rollover IRA of             R          687.835        8.259%
  Charlotte L. Yoder
  c/o Retirement Services
  P. O. Box 33033
  St. Petersburg, FL 33733-8033

--------


/(1)/ Charles B. Johnson, who is Chairman of the Board, Trustee and an officer of Developing Markets Trust, and Rupert H. Johnson, Jr., Harmon E. Burns and Martin L. Flanagan, who are officers of Developing Markets Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing and 401(k) Plan, which owns shares of Developing Markets Trust. In that capacity, they participate in the voting of such shares. Charles
      B. Johnson, Rupert H. Johnson, Jr., Harmon E. Burns and Martin L. Flanagan disclaim beneficial ownership of any shares of Developing Markets Trust owned by the Franklin Templeton Profit Sharing and 401(k) Plan. Charles B. Johnson and Rupert H. Johnson, Jr., may be considered beneficial holders of Developing Markets Trust shares held by Franklin Advisers, Inc. ("Advisers"). As principal shareholders of Resources, they may be able to control the voting of Advisers' shares of the Developing Markets Trust.





   Except as listed below, as of May 31, 2002, to the knowledge of Emerging Markets Appreciation Fund's management, no other entities owned (beneficially or of record) 5% or more of the outstanding shares of Emerging Markets Appreciation Fund:



                                           Number of     Percentage
          Name and Address of Shareholder Shares Owned     Owned
          ------------------------------- ------------   ----------
           Millennium Partners LP           365,300/(1)/   8.88%/(2)/
           666 Fifth Avenue, 8th Floor
           New York, NY 10103

           Foster & Motley Inc.             335,605/(3)/   8.16%/(4)/
           6725 Miami Avenue, Suite 200
           Cincinnati, OH 45243

           Wachovia Corporation             253,100/(3)/   6.15%/(4)/
           201 South College Street
           Charlotte, NC 28288-0137

--------



/(1)/ The nature of beneficial ownership is sole voting and dispositive power as reported on Form 13F-HR filed with the Securities and Exchange Commission ("SEC") on April 12, 2002.


/(2)/ As reported on Form 13F-HR dated April 11, 2002 and filed with the SEC on April 12, 2002.


/(3)/ The nature of beneficial ownership is sole voting and dispositive power as reported on Form 13F-HR filed with the SEC on May 13, 2002.


/(4)/ As reported on Form 13F-HR filed with the SEC on May 13, 2002.



   As of June 30, 2002, neither Developing Markets Trust nor Emerging Markets Appreciation Fund is "controlled" (as defined in the 1940 Act) by any person.



   As of the Record Date, to the knowledge of management of each Fund, (a) the officers and Trustees of Developing Markets Trust, as a group, owned of record and beneficially 1.39% of Developing Markets Trust's Advisor Class Shares and less than 1% of the outstanding shares of Developing Markets Trust in the aggregate and of any other class of Developing Markets Trust, and (b) the officers and Directors of Emerging Markets Appreciation Fund, as a group, owned less than 1% of the outstanding voting shares of Emerging Markets Appreciation Fund.



                                          By Order of the Board of Directors



                                          Barbara J. Green


                                          Secretary


July 22, 2002

                    EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit


   A. Form of Agreement and Plan of Acquisition between Templeton Emerging Markets Appreciation Fund, Inc. and Templeton Developing Markets Trust (attached)


   B.  A Comparison of Governing Documents and State Law (attached)

   C. Comparison of Developing Markets Trust's Current and Proposed Fundamental Investment Restrictions to Emerging Markets Appreciation Fund's Corresponding Fundamental Investment Restrictions (attached)

   D. Prospectus of Templeton Developing Markets Trust--Advisor Class dated May 1, 2002 (enclosed)

   E. Annual Report to Shareholders of Templeton Developing Markets Trust for the fiscal year ended December 31, 2001 (enclosed)

                                   EXHIBIT A

                   FORM OF AGREEMENT AND PLAN OF ACQUISITION


   THIS AGREEMENT AND PLAN OF ACQUISITION (the "Plan") is made as of this 19th day of


March, 2002, by and between Templeton Emerging Markets Appreciation Fund, Inc. ("Emerging Markets Appreciation Fund"), a corporation incorporated under the laws of the State of Maryland and a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"), with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, and Templeton Developing Markets Trust ("Developing Markets Trust"), a business trust formed under the laws of the Commonwealth of Massachusetts and a diversified, open-end management investment company registered under the 1940 Act, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394.


                                REORGANIZATION

   The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by Developing Markets Trust of substantially all of the property, assets and goodwill of Emerging Markets Appreciation Fund in exchange solely for full and fractional shares of beneficial interest, par value $0.01 per share, of Developing Markets Trust--Advisor Class ("Developing Markets Trust Shares"); (ii) the distribution of Developing Markets Trust Shares to the shareholders of Emerging Markets Appreciation Fund according to their respective interests in liquidation of Emerging Markets Appreciation Fund; and (iii) the dissolution of Emerging Markets Appreciation Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                   AGREEMENT

   In order to consummate the Plan and the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:


1. Sale and Transfer of Assets, Liquidation and Dissolution of Emerging Markets Appreciation Fund.


   (a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Developing Markets Trust herein contained, and in consideration of the delivery by Developing Markets Trust of the number of Developing Markets Trust Shares hereinafter provided, Emerging Markets Appreciation Fund agrees that it will convey, transfer and deliver to Developing Markets Trust at the Closing all of Emerging Markets Appreciation Fund's then existing assets, free and clear of all liens, encumbrances and claims whatsoever (other than shareholders' rights of redemption, if any), except for cash, bank deposits or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Emerging Markets Appreciation Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Directors of Emerging Markets Appreciation Fund (the "Emerging Markets Appreciation Fund Board") shall reasonably deem to exist against Emerging Markets Appreciation Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Emerging Markets Appreciation Fund's books (hereinafter

       "Net Assets"). Emerging Markets Appreciation Fund shall also retain any and all rights that it may have over and against any person that may have arisen up to and including the close of business on the Closing Date.

   (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Emerging Markets Appreciation Fund herein contained, and in consideration of such sale, conveyance, transfer and delivery, Developing Markets Trust agrees at the Closing to deliver to Emerging Markets Appreciation Fund the number of Developing Markets Trust Shares, determined by: (a) dividing the value of Emerging Markets Appreciation Fund's Net Assets by the number of outstanding shares of common stock, par value $0.01 per share, of Emerging Markets Appreciation Fund ("Emerging Markets Appreciation Fund Shares"); (b) dividing the value of Developing Markets Trust's net assets attributable to Developing Markets Trust Shares by the number of outstanding Developing Markets Trust Shares; (c) dividing the quotient calculated in step (a) by the quotient calculated in step (b); and (d) multiplying the quotient calculated in step (c) by the number of outstanding Emerging Markets Appreciation Fund Shares as of 4:00 p.m. Eastern time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

   (c) Immediately following the Closing, Emerging Markets Appreciation Fund shall effect a liquidating distribution of the Developing Markets Trust Shares received by Emerging Markets Appreciation Fund pursuant to this
       Section 1, together with any other assets, pro rata to Emerging Markets Appreciation Fund's shareholders of record as of the close of business on the Closing Date. Such liquidating distribution shall be accomplished by the establishment of accounts on the share records of Developing Markets Trust of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Developing Markets Trust Shares shall be carried to the third decimal place. As promptly as is practicable after the Closing, each holder of any outstanding certificate or certificates representing Emerging Markets Appreciation Fund Shares shall be entitled to surrender the same to the transfer agent for Developing Markets Trust in exchange for the number of Developing Markets Trust Shares into which the Emerging Markets Appreciation Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Developing Markets Trust Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented Emerging Markets Appreciation Fund Shares shall be deemed for all Developing Markets Trust's purposes to evidence ownership of the number of Developing Markets Trust Shares into which the Emerging Markets Appreciation Fund Shares (which prior to the Closing were represented thereby) have been converted. Promptly following the Closing and the liquidating distribution of the Developing Markets Trust Shares (and any resolution of litigation or other contingent liabilities), Emerging Markets Appreciation Fund shall be dissolved.


2. Valuation.


   (a) The value of Emerging Markets Appreciation Fund's Net Assets to be acquired by Developing Markets Trust hereunder shall be computed as of 4:00 p.m. Eastern time on the Closing Date in a manner consistent with the valuation procedures described in Emerging Markets Appreciation Fund's registration statement on Form N-2 dated April 29, 1994, as such disclosures have been amended to date by any: (i) amendments to Emerging Markets Appreciation Fund's Form N-2 filed with the U.S. Securities and Exchange Commission (the "SEC"); (ii) press releases issued on behalf of Emerging Markets Appreciation Fund; and (iii) Emerging Markets Appreciation Fund annual or semi-annual reports sent to shareholders pursuant to Section 30 of the 1940 Act (together, the "Emerging Markets Appreciation Fund Disclosure Documents").

   (b) The net asset value per Emerging Markets Appreciation Fund Share shall be determined to the second decimal place as of 4:00 p.m. Eastern time on the Closing Date in a manner consistent with the valuation procedures described in Emerging Markets Appreciation Fund's Disclosure Documents.

   (c) The net asset value of a share of beneficial interest of Developing Markets Trust Shares shall be determined to the second decimal place as of 4:00 p.m. Eastern time on the Closing Date in a manner consistent with the valuation procedures described in Developing Markets Trust's currently effective prospectus.


3. Closing and Closing Date.



   The Closing Date shall be September 26, 2002, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Developing Markets Trust at 5:00 p.m. Eastern time, on the Closing Date. Emerging Markets Appreciation Fund shall have provided for delivery as of the Closing of those Net Assets of Emerging Markets Appreciation Fund to be transferred to the account of Developing Markets Trust's custodian, JPMorgan Chase Bank, MetroTech Center, Brooklyn, New York 11245. Also, Emerging Markets Appreciation Fund shall deliver at the Closing a list of names and addresses of the shareholders of record of its Emerging Markets Appreciation Fund Shares and the number of full and fractional shares of common stock of Emerging Markets Appreciation Fund Shares owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President or a Vice President to the best of its or his or her knowledge and belief. Developing Markets Trust shall issue and deliver a certificate or certificates evidencing the Developing Markets Trust Shares to be delivered to the account of Emerging Markets Appreciation Fund at said transfer agent registered in such manner as the officers of Emerging Markets Appreciation Fund may request, or provide evidence satisfactory to Emerging Markets Appreciation Fund that such Developing Markets Trust Shares have been registered in an account on the books of Developing Markets Trust in such manner as the officers of Emerging Markets Appreciation Fund may request.



4. Representations and Warranties by Developing Markets Trust.


   Developing Markets Trust represents and warrants to Emerging Markets Appreciation Fund that:

   (a) Developing Markets Trust is a business trust formed under the laws of the Commonwealth of Massachusetts on August 9, 1991, and is validly existing under the laws of that Commonwealth. Developing Markets Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Developing Markets Trust Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

   (b) Developing Markets Trust is authorized to issue an unlimited number of shares of beneficial interest of Developing Markets Trust Shares, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Developing Markets Trust is further divided into five classes of shares of which Developing Markets Trust Shares is one, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to Developing Markets Trust Shares.

   (c) The audited financial statements appearing in Developing Markets Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2001, audited by PricewaterhouseCoopers LLP, a copy of which has been delivered to Emerging Markets Appreciation Fund, fairly present the financial position of Developing Markets Trust as of the respective dates indicated and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

   (d) The books and records of Developing Markets Trust accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Developing Markets Trust.

   (e) Developing Markets Trust has the necessary power and authority to conduct its business as such business is now being conducted.

   (f) Developing Markets Trust is not a party to or obligated under any provision of its Declaration of Trust or its By-laws (together, as each has been amended to date, the "Developing Markets Trust Documents"), or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

   (g) Developing Markets Trust has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and it has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

   (h) Developing Markets Trust is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.


5. Representations and Warranties by Emerging Markets Appreciation Fund.


   Emerging Markets Appreciation Fund represents and warrants to Developing Markets Trust that:

   (a) Emerging Markets Appreciation Fund is a corporation incorporated under the laws of the State of Maryland on February 16, 1994, and is validly existing under the laws of that State. Emerging Markets Appreciation Fund is duly registered under the 1940 Act as a non-diversified, closed-end management investment company and all of the Emerging Markets Appreciation Fund Shares sold were sold in compliance in all material respects with applicable registration requirements of the 1933 Act.

   (b) Emerging Markets Appreciation Fund is authorized to issue one hundred million (100,000,000) shares of common stock of Emerging Markets Appreciation Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Emerging Markets Appreciation Fund currently issues shares of one (1) class, and it has not designated any series of shares.

   (c) The unaudited financial statements appearing in Emerging Markets Appreciation Fund's Semi-Annual Report to Shareholders for the six-month period ended September 30, 2001, a copy of which has been delivered to Developing Markets Trust, fairly present the financial position of Emerging Markets Appreciation Fund as of the respective dates indicated and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis. If available, a copy of the financial statements appearing in Emerging Markets Appreciation Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2002, audited by PricewaterhouseCoopers LLP, will be delivered to Developing Markets Trust which will fairly present the financial position of Emerging Markets Appreciation Fund as of the respective dates indicated and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

   (d) The books and records of Emerging Markets Appreciation Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Emerging Markets Appreciation Fund.

   (e) Emerging Markets Appreciation Fund has the necessary power and authority to conduct its business as such business is now being conducted.

   (f) Emerging Markets Appreciation Fund is not a party to or obligated under any provision of its Articles of Incorporation or its Bylaws (together, as each has been amended to date, the "Emerging Markets Appreciation Fund Corporate Documents"), or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

   (g) Emerging Markets Appreciation Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and it has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

   (h) Emerging Markets Appreciation Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.


6. Representations and Warranties by Emerging Markets Appreciation Fund and Developing Markets Trust.


   Emerging Markets Appreciation Fund and Developing Markets Trust each represents and warrants to the other that:

   (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date, for the purpose of determining the number of Developing Markets Trust Shares to be issued pursuant to
       Section 1 of this Plan, will accurately reflect its Net Assets in the case of Emerging Markets Appreciation Fund and its net assets in the case of Developing Markets Trust and the outstanding Emerging Markets Appreciation Fund Shares and Developing Markets Trust Shares, respectively, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

   (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

   (c) Except as has been previously disclosed in the Emerging Markets Appreciation Fund Disclosure Documents or in Developing Markets Trust's currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against Emerging Markets Appreciation Fund or Developing Markets Trust, respectively.

   (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

   (e) The execution, delivery and performance of this Plan have been duly authorized by all necessary action of the Board of Trustees of Developing Markets Trust (the " Developing Markets Trust Board") or the Emerging Markets Appreciation Fund Board, respectively, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

   (f) It anticipates that the consummation of this Plan will not cause either Emerging Markets Appreciation Fund or Developing Markets Trust to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

   (g) It has the necessary power and authority to conduct its business as such business is now being conducted.


7. Covenants of Emerging Markets Appreciation Fund and Developing Markets Trust.


   (a) Emerging Markets Appreciation Fund and Developing Markets Trust each covenants to operate its respective business as presently conducted between the date hereof and the Closing.

   (b) Emerging Markets Appreciation Fund undertakes that it will not acquire Developing Markets Trust Shares for the purpose of making distributions thereof to anyone other than Emerging Markets Appreciation Fund's shareholders.

   (c) Emerging Markets Appreciation Fund undertakes that, if this Plan is consummated, it will dissolve its corporate existence, file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company and take the necessary actions, including making the necessary filings, to withdraw its shares from listing on those stock exchanges on which Emerging Markets Appreciation Fund Shares are listed as of the Closing Date.

   (d) Emerging Markets Appreciation Fund and Developing Markets Trust each agrees that, by the Closing, all of its federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or had adequate liability reserves created for the payment of such taxes.

   (e) At the Closing, Emerging Markets Appreciation Fund will provide Developing Markets Trust a copy of the shareholder ledger accounts, certified by Emerging Markets Appreciation Fund's transfer agent or its President or a Vice President to the best of its or his or her knowledge and belief, for all of the shareholders of record of Emerging Markets Appreciation Fund Shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of Developing Markets Trust as a result of the transfer of assets that is the subject of this Plan.

   (f) Emerging Markets Appreciation Fund agrees to mail to each of its shareholders of record entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.


   (g) Developing Markets Trust will file with the SEC a registration statement on Form N-14 under the 1933 Act relating to Developing Markets Trust Shares issuable hereunder (the "Developing Markets Trust N-14 Registration Statement"), and will use its best efforts to provide that the Developing Markets Trust N-14 Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Developing Markets Trust N-14 Registration Statement will
       (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and
       (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Developing Markets Trust N-14 Registration Statement becomes effective, at the time of Emerging Markets Appreciation Fund's shareholders' meeting to consider this Plan, and at the Closing Date, the Prospectus and Statement of Additional Information included in the Developing Markets Trust N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.


   (h) Emerging Markets Appreciation Fund and Developing Markets Trust each agrees that, before the Closing, it will deliver to the other party a copy of the resolutions, adopted and approved by the appropriate action of its Board, certified by its President, a Vice President or an equivalent officer of Emerging Markets Appreciation Fund or Developing Markets Trust, respectively, approving the imposition by Developing Markets Trust of a 2% redemption fee on those Developing Markets Trust Shares issued as part of the Reorganization pursuant to this Plan to Emerging Markets Appreciation Fund shareholders in exchange for their Emerging Markets Appreciation Fund Shares that are redeemed or exchanged out of Developing Markets Trust within six (6) months after the Closing Date.


8. Conditions Precedent to be Fulfilled by Emerging Markets Appreciation Fund and Developing Markets Trust.


   The consummation of this Plan hereunder shall be subject to the following respective conditions:

   (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by its President, a Vice President or an equivalent officer to the foregoing effect.

   (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Emerging Markets Appreciation Fund Board or Developing Markets Trust Board, as appropriate, certified by its President, a Vice President or an equivalent officer of Emerging Markets Appreciation Fund or Developing Markets Trust, respectively.

   (c) That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

   (d) That this Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Emerging Markets Appreciation Fund at an annual or special meeting or any adjournment thereof.

   (e) That a distribution or distributions shall have been declared for Emerging Markets Appreciation Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and
       (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(a) of the Code.


   (f) That there shall be delivered to Emerging Markets Appreciation Fund and Developing Markets Trust an opinion from Stradley Ronon Stevens & Young, LLP, counsel to Emerging Markets Appreciation Fund and Developing Markets Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and the laws of the State of Maryland and the Commonwealth of Massachusetts, and based upon certificates of the officers of Emerging Markets Appreciation Fund and Developing Markets Trust with regard to matters of fact:


      (1) The acquisition by Developing Markets Trust of substantially all the assets of Emerging Markets Appreciation Fund as provided for herein in exchange for Developing Markets Trust Shares followed by the distribution by Emerging Markets Appreciation Fund to its shareholders of Developing Markets Trust Shares in complete liquidation of Emerging Markets Appreciation Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Emerging Markets Appreciation Fund and Developing Markets Trust will each be a "party to the reorganization" within the meaning of
          Section 368(b) of the Code;

      (2) No gain or loss will be recognized by Emerging Markets Appreciation Fund upon the transfer of substantially all of its assets to Developing Markets Trust in exchange solely for voting shares of Developing Markets Trust (Sections 361(a) and 357(a) of the Code);

      (3) No gain or loss will be recognized by Developing Markets Trust upon the receipt of substantially all of the assets of Emerging Markets Appreciation Fund in exchange solely for voting shares of Developing Markets Trust (Section 1032(a) of the Code);

      (4) No gain or loss will be recognized by Emerging Markets Appreciation Fund upon the distribution of Developing Markets Trust Shares to its shareholders in liquidation of Emerging Markets Appreciation Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

      (5) The basis of the assets of Emerging Markets Appreciation Fund received by Developing Markets Trust will be the same as the basis of such assets to Emerging Markets Appreciation Fund immediately prior to the reorganization (Section 362(b) of the Code);

      (6) The holding period of the assets of Emerging Markets Appreciation Fund received by Developing Markets Trust will include the period during which such assets were held by Emerging Markets Appreciation Fund (Section 1223(2) of the Code);

      (7) No gain or loss will be recognized to the shareholders of Emerging Markets Appreciation Fund upon the exchange of their shares in Emerging Markets Appreciation Fund for voting shares of Developing Markets Trust, including fractional shares to which they may be entitled (Section 354(a) of the Code);


      (8) The basis of Developing Markets Trust Shares received by the shareholders of Emerging Markets Appreciation Fund shall be the same as the basis of the Emerging Markets Appreciation Fund Shares exchanged therefor (Section 358(a)(1) of the Code);



      (9) The holding period of Developing Markets Trust Shares received by shareholders of Emerging Markets Appreciation Fund (including fractional shares to which they may be entitled) will include the holding period of the Emerging Markets Appreciation Fund Shares surrendered in exchange therefor, provided that the Emerging Markets Appreciation Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and


     (10) Developing Markets Trust will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Emerging Markets Appreciation Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.


   (g) That there shall be delivered to Developing Markets Trust an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to Emerging Markets Appreciation Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:


      (1) Emerging Markets Appreciation Fund is a corporation incorporated under the laws of the State of Maryland on February 16, 1994, and is a validly existing corporation and in good standing under the laws of that state;

      (2) Emerging Markets Appreciation Fund is authorized to issue one hundred million (100,000,000) shares of common stock, par value $0.01 per share. Emerging Markets Appreciation Fund currently issues shares of one (1) class and it has not designated any series of shares. Assuming that the initial shares of common stock of Emerging Markets Appreciation Fund were issued in accordance with the 1940 Act and the Emerging Markets Appreciation Fund Corporate Documents, and that all other outstanding shares of Emerging Markets Appreciation Fund were sold, issued and paid for in compliance in all material respects with applicable registration requirements of the 1933 Act, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights in accordance with the terms of the Emerging Markets Appreciation Fund Corporate Documents;


      (3) Emerging Markets Appreciation Fund is a closed-end, non-diversified investment company of the management type registered as such under the 1940 Act;


      (4) Except as disclosed in the Emerging Markets Appreciation Fund Disclosure Documents, such counsel does not know of any material suit, action or legal or administrative proceeding pending or threatened against Emerging Markets Appreciation Fund, the unfavorable outcome of which would materially and adversely affect Emerging Markets Appreciation Fund;

      (5) All corporate actions required to be taken by Emerging Markets Appreciation Fund to authorize this Plan and to effect the Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Emerging Markets Appreciation Fund; and

      (6) The execution, delivery or performance of this Plan by Emerging Markets Appreciation Fund will not violate any provision of the Emerging Markets Appreciation Fund Corporate Documents, or the provisions of any agreement or other instrument known to such counsel to which Emerging Markets Appreciation Fund is a party or by which Emerging Markets Appreciation Fund is otherwise bound; this Plan is the legal, valid and binding obligation of Emerging Markets Appreciation Fund and is enforceable against Emerging Markets Appreciation Fund in accordance with its terms.

   In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Emerging Markets Appreciation Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Emerging Markets Appreciation Fund.


   (h) That there shall be delivered to Emerging Markets Appreciation Fund an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to Developing Markets Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:


      (1) Developing Markets Trust is a business trust formed under the laws of the Commonwealth of Massachusetts on August 9, 1991 and is a validly existing business trust and in good standing under the laws of that Commonwealth;

      (2) Developing Markets Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share. Developing Markets Trust is further divided into five classes of shares of which Developing Markets Trust--Advisor Class Shares is one, and an unlimited number of shares of beneficial interest, par value $0.01 per share, has been allocated and designated to Developing Markets Trust Shares. Assuming that the initial Developing Markets Trust Shares of beneficial interest were issued in accordance in all material respects with the 1940 Act and the Developing Markets Trust Documents, and that all other outstanding shares of Developing Markets Trust were sold, issued and paid for in accordance in all material respects with the terms of Developing Markets Trust's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights in accordance with the terms of the Developing Markets Trust Documents;

      (3) Developing Markets Trust is an open-end diversified investment company of the management type registered as such under the 1940 Act;

      (4) Except as disclosed in Developing Markets Trust's currently effective prospectus, such counsel does not know of any material suit, action or legal or administrative proceeding pending or threatened against Developing Markets Trust, the unfavorable outcome of which would materially and adversely affect Developing Markets Trust;

      (5) Developing Markets Trust Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by Developing Markets Trust;

      (6) All trust actions required to be taken by Developing Markets Trust to authorize this Plan and to effect the Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Developing Markets Trust;

      (7) The execution, delivery or performance of this Plan by Developing Markets Trust will not violate any provision of the Developing Markets Trust Documents, or the provisions of any agreement or other instrument known to such counsel to which Developing Markets Trust is a party or by which Developing Markets Trust is otherwise bound; this Plan is the legal, valid and binding obligation of Developing Markets Trust and is enforceable against Developing Markets Trust in accordance with its terms; and

      (8) The Developing Markets Trust N-14 Registration Statement has been declared or, by operation of rule, has become effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such Registration Statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Developing Markets Trust N-14 Registration Statement became effective, or at the Closing, such Registration Statement (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Developing Markets Trust N-14 Registration Statement, or of any contract or document of a character required to be described in the Developing Markets Trust N-14 Registration Statement that is not described as required.

   In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Developing Markets Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Developing Markets Trust.


   (i) That Emerging Markets Appreciation Fund shall have received a certificate from the President or a Vice President of Developing Markets Trust to the effect that, to the best knowledge and belief of such officer, the statements contained in the Developing Markets Trust N-14 Registration Statement, at the time the Developing Markets Trust N-14 Registration Statement became effective, at the date of the signing of this Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.


   (j) That the Developing Markets Trust N-14 Registration Statement with respect to Developing Markets Trust Shares to be delivered to Emerging Markets Appreciation Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Developing Markets Trust N-14 Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

   (k) That Developing Markets Trust Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Developing Markets Trust Shares lawfully to be delivered to each holder of Emerging Markets Appreciation Fund Shares.

   (l) That, at the Closing, there shall be transferred to Developing Markets Trust, aggregate Net Assets of Emerging Markets Appreciation Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Emerging Markets Appreciation Fund on the Closing Date.

   (m) That there be delivered to Developing Markets Trust information concerning the tax basis of Emerging Markets Appreciation Fund in all securities transferred to Developing Markets Trust, together with shareholder information including the names, addresses and taxpayer identification numbers of the shareholders of Emerging Markets Appreciation Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Emerging Markets Appreciation Fund with respect to each shareholder.

   (n) That all consents of other parties, and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities), required to permit consummation of the Reorganization contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of Emerging Markets Appreciation Fund or Developing Markets Trust.


9. Brokerage Fees and Expenses.


   (a) Emerging Markets Appreciation Fund and Developing Markets Trust each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

   (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne one-fourth by Developing Markets Trust, one-fourth by Emerging Markets Appreciation Fund and one-half by Templeton Asset Management Ltd.


10. Termination; Postponement; Waiver; Order.


   (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Emerging Markets Appreciation Fund) prior to the Closing, or the Closing may be postponed as follows:

      (1) by mutual consent of Emerging Markets Appreciation Fund and Developing Markets Trust;

      (2) by Developing Markets Trust if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

      (3) by Emerging Markets Appreciation Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived.

   An election by Emerging Markets Appreciation Fund or Developing Markets Trust to terminate this Plan and to abandon the Reorganization shall be exercised by the Emerging Markets Appreciation Fund Board or the Developing Markets Trust Board, respectively.


   (b) If the transactions contemplated by this Plan have not been consummated by December 31, 2002, the Plan shall automatically terminate on that date, unless a later date is agreed to by both the Emerging Markets Appreciation Fund Board and the Developing Markets Trust Board.


   (c) In the event of termination of this Plan pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither Emerging Markets Appreciation Fund nor Developing Markets Trust, nor their trustees, directors, officers or agents or the shareholders of Emerging Markets Appreciation Fund or Developing Markets Trust shall have any liability in respect of this Plan.

   (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the Developing Markets Trust Board or Emerging Markets Appreciation Fund Board, as the case may be, if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

   (e) The respective representations and warranties contained in Sections 4 through 6 hereof shall expire with and be terminated by the Reorganization, and neither Emerging Markets Appreciation Fund nor Developing Markets Trust, nor any of their officers, trustees, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, director, agent or shareholder of Emerging Markets Appreciation Fund or Developing Markets Trust against any liability to the entity for which that officer, trustee, director, agent or shareholder so acts or to its shareholders to which that officer, trustee, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

   (f) If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Emerging Markets Appreciation Fund Board and the Developing Markets Trust Board to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of Emerging Markets Appreciation Fund, unless such terms and conditions shall result in a change in the method of computing the number of Developing Markets Trust Shares to be issued to Emerging Markets Appreciation Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Emerging Markets Appreciation Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless Emerging Markets Appreciation Fund shall promptly call a special meeting of its shareholders at which such conditions so imposed shall be submitted for approval.


11. Entire Agreement and Amendments.


   This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by mutual consent of the parties in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the other party.


12. Counterparts.


   This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.


13. Notices.


   (a) Any notice, report or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given to Emerging Markets Appreciation Fund if delivered or mailed, first class postage prepaid, addressed to Templeton Emerging Markets Appreciation Fund, Inc., at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, Attention: Secretary.

   (b) Any notice, report or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given to Developing Markets Trust if delivered or mailed, first class postage prepaid, addressed to Templeton Developing Markets Trust, at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, Attention: Secretary.


14. Governing Law.


   This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

   IN WITNESS WHEREOF, Emerging Markets Appreciation Fund and Developing Markets Trust have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                    TEMPLETON EMERGING MARKETS
                                    APPRECIATION FUND, INC.

Attest:                             By:
-----------------------------       -----------------------------
      Name:                            Name:
      Title:                           Title:

                                    TEMPLETON DEVELOPING MARKETS
                                    TRUST

Attest:                             By:
-----------------------------       -----------------------------
      Name:                            Name:
      Title:                           Title:

                                   EXHIBIT B

               A COMPARISON OF GOVERNING DOCUMENTS AND STATE LAW

                               A COMPARISON OF:

                THE LAW GOVERNING DELAWARE BUSINESS TRUSTS AND
    THE CHARTER DOCUMENTS OF TEMPLETON DEVELOPING MARKETS TRUST, A DELAWARE
                        BUSINESS TRUST, UNDER SUCH LAW,
              THE LAW GOVERNING MASSACHUSETTS BUSINESS TRUSTS AND
 THE CHARTER DOCUMENTS OF TEMPLETON DEVELOPING MARKETS TRUST, A MASSACHUSETTS
                        BUSINESS TRUST, UNDER SUCH LAW,
                                      AND
                  THE LAW GOVERNING MARYLAND CORPORATIONS AND
THE CHARTER DOCUMENTS OF TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC., A
                     MARYLAND CORPORATION, UNDER SUCH LAW


                   DELAWARE BUSINESS TRUST     MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION
                   -----------------------     ----------------------------      --------------------
Governing      A Delaware statutory            A Massachusetts business     A Maryland corporation is
Documents/     business trust (a "DBT") is     trust (an "MBT") is created  created by filing articles of
Governing Body formed by a governing           by filing a declaration of   incorporation with the
               instrument and the filing of    trust with the Secretary of  Maryland State Department
               a certificate of trust with the State of Massachusetts and   of Assessments and
               Delaware Secretary of State     with the clerk of every city Taxation ("MSDAT"). The
               ("Secretary of State"). The     or town in Massachusetts     Maryland law governing
               Delaware law governing a        where the trust has a usual  corporations is referred to in
               DBT is referred to in this      place of business.           this analysis as "Maryland
               analysis as the "Delaware                                    Code."
               Act."

               A DBT is an unincorporated      An MBT is an                 A corporation is
               association organized under     unincorporated association   incorporated under the
               the Delaware Act whose          organized under the          Maryland Code. A
               operations are governed by      Massachusetts statute        corporation's operations are
               its governing instrument        governing business trusts    governed by its charter and
               (which may consist of one       (the "Massachusetts          by-laws, and its business
               or more instruments). Its       Statute") and is considered  and affairs are managed by
               business and affairs are        to be a hybrid, having       or under the direction of a
               managed by or under the         characteristics of both      board of directors (the
               direction of one or more        corporations and common      "board" or "board of
               trustees.                       law trusts. An MBT's         directors" or collectively,
                                               operations are governed by a the "directors"). No public
                                               trust instrument and by-     filing of the by-laws is
                                               laws. The business and       required.
                                               affairs of an MBT are
                                               managed by or under the
                                               direction of a board of
                                               trustees.

               DELAWARE BUSINESS TRUST         MASSACHUSETTS BUSINESS TRUST    MARYLAND CORPORATION
               ---------------------------     ----------------------------    --------------------
               As described in this chart,     MBTs are also granted a         To the extent that a
               DBTs are granted a              significant amount of           Maryland corporation's
               significant amount of           organizational and              charter does not contain
               organizational and              operational flexibility. The    certain provisions, the
               operational flexibility.        Massachusetts Statute is        Maryland Code makes
               Delaware law makes it easy      silent on most of the salient   provision for such matters.
               to obtain needed shareholder    features of MBTs, thereby       The Maryland Code also
               approvals, and also permits     allowing the trustees of the    imposes certain minimum
               management of a DBT to          MBT to freely structure the     requirements on Maryland
               take various actions without    MBT. The Massachusetts          corporations, such as
               being required to make state    Statute does not specify        minimum stockholder
               filings or obtain shareholder   what information must be        voting requirements on
               approval.                       contained in the declaration    certain fundamental matters
                                               of trust, nor does it require   and requirements for the
                                               a registered officer or agent   content and execution of the
                                               for service of process.         charter and for amending the
                                                                               charter.

               The governing instrument        The governing instrument        Templeton Emerging
               for the DBT, Templeton          for the MBT, Templeton          Markets Appreciation Fund,
               Developing Markets Trust        Developing Markets Trust        Inc., a Maryland
               (the "Delaware Business         ("Developing Markets            corporation, is referred to in
               Trust"), is comprised of an     Trust"), is comprised of an     this analysis as "Emerging
               agreement and declaration       Amended and Restated            Markets Appreciation
               of trust ("Declaration") and    Declaration of Trust ("MA       Fund." Emerging Markets
               by-laws ("By-Laws"). The        Declaration") and by-laws       Appreciation Fund is
               Delaware Business Trust's       ("MA By-Laws"). The             governed by its charter
               governing body is a board of    Developing Markets Trust's      ("Charter") and by-laws
               trustees (the "board" or        governing body is a board of    ("MD By-Laws") and
               "board of trustees" or          trustees (the "board" or        Emerging Markets
               collectively, the "trustees").  "board of trustees" or          Appreciation Fund's
                                               collectively, the "trustees").  governing body is a board of directors.

               Each trustee of the Delaware    Each trustee of Developing      The board of directors of
               Business Trust shall hold       Markets Trust shall hold        Emerging Markets
               office for the lifetime of the  office for the lifetime of      Appreciation Fund is
               Delaware Business Trust or,     Developing Markets Trust        divided into three classes,
               if earlier, until the next      or, if earlier, until the next  each class having a term of
               meeting of shareholders         meeting of shareholders         three years. At the annual
               called for the purpose of       called for the purpose of       meeting of stockholders in
               electing trustees or consent    electing trustees or consent    each year, the term of one
               of shareholders in lieu         of shareholders in lieu         class shall expire and the
               thereof for the election of     thereof for the election of     directors chosen to succeed
               trustees and until the          trustees and until the          those whose terms are
               election and qualification of   election and qualification of   expiring shall be of the same
               his or her successor.           his or her successor.           class, and shall be elected
                                                                               for a term expiring at the
                                                                               third succeeding annual
                                                                               meeting of stockholders, or
                                                                               thereafter in each case when
                                                                               their respective successors

                  Delaware Business Trust     Massachusetts Business Trust       Maryland Corporation
                  -----------------------     ----------------------------       --------------------
                                                                              are elected and qualified.
                                                                              The number of directorships
                                                                              are apportioned among the
                                                                              classes so as to maintain the
                                                                              classes as nearly equal in
                                                                              number as possible.

OWNERSHIP        Under the Delaware Act, the   Under the Massachusetts        Equity securities of a
SHARES           ownership interests in a      Statute, the ownership         corporation are generally
OR INTERESTS     DBT are denominated as        interests in an MBT are        denominated as shares of
                 "beneficial interests" and    denominated as "beneficial     stock. Record owners of
                 are held by "beneficial       interests" and are held by     shares of stock are
                 owners." However, there is    "beneficial owners."           stockholders. Generally,
                 flexibility as to how a       However, there is flexibility  equity securities that have
                 governing instrument refers   as to how a governing          voting rights and are entitled
                 to "beneficial interests" and instrument refers to           to the residual assets of the
                 "beneficial owners" and the   "beneficial interests" and     corporation, after payment
                 governing instrument may      "beneficial owners" and the    of liabilities, are referred to
                 identify "beneficial          governing instrument may       as "common stock."
                 interests" and "beneficial    identify "beneficial
                 owners" as "shares" and       interests" and "beneficial
                 "shareholders," respectively. owners" as "shares" and
                                               "shareholders," respectively.

                 The Delaware Business         The Developing Markets         Emerging Markets
                 Trust's beneficial interests, Trust's units of beneficial    Appreciation Fund's equity
                 without par value, are        interests, par value $0.01 per securities are shares of
                 designated as "shares" and    unit, are designated as        common stock, par value
                 its beneficial owners are     "shares" and its beneficial    $0.01 per share, and the
                 designated as                 owners are designated as       owners of such stock are
                 "shareholders." This          "shareholders." This           "stockholders."
                 analysis will use the "share" analysis will use the "share"
                 and "shareholder"             and "shareholder"
                 terminology.                  terminology.

SERIES AND       Under the Delaware Act, the   The Massachusetts Statute      The Maryland Code permits
CLASSES          governing instrument may      permits an MBT to issue one    a corporation to issue one or
                 provide for classes, groups   or more series or classes of   more series and classes of
                 or series of shares,          beneficial interest. The       stock. If the stock is to be
                 shareholders or trustees,     Massachusetts Statute is       divided into series or
                 having such relative rights,  largely silent as to any       classes, the charter must
                 powers and duties as set      requirements for the           describe each series and
                 forth in the governing        creation of such series or     class, including any
                 instrument. Such series,      classes, although the trust    preferences, conversion or
                 classes or groups may be      documents creating an MBT      other rights, voting powers,
                 described in the DBT's        may provide methods or         restrictions, limitations as to
                 governing instrument or in    authority to create such       dividends, qualifications and
                 resolutions adopted by its    series or classes without      terms or conditions of
                 trustees. No state filing is  seeking shareholder            redemption among such
                 necessary and, unless         approval.                      classes and series. To
                 required by the governing                                    change the terms of an

                 Delaware Business Trust     Massachusetts Business Trust       Maryland Corporation
                 -----------------------     ----------------------------       --------------------
                 instrument, shareholder                                      existing series or class or
                 approval is not needed.                                      create a new series or class,
                                                                              the charter must be
                                                                              amended. Generally,
                                                                              amendments to the charter
                                                                              must receive board and
                                                                              stockholder approval.

                                                                              Under the Maryland Code,
                                                                              the charter may also
                                                                              authorize the board to
                                                                              classify or reclassify any
                                                                              unissued stock from time to
                                                                              time, without stockholder
                                                                              approval, by setting or
                                                                              changing the preferences,
                                                                              conversion or other rights,
                                                                              voting powers, restrictions,
                                                                              limitations as to dividends,
                                                                              qualifications, or terms and
                                                                              conditions of redemption, by
                                                                              filing articles supplementary
                                                                              to the charter with the
                                                                              MSDAT.

                 The Declaration authorizes     The MA Declaration            The Charter does not
                 the board of trustees to       authorizes an unlimited       classify or authorize the
                 divide the Delaware            number of shares, which       board to classify Emerging
                 Business Trust's shares into   may be further divided into   Markets Appreciation
                 separate and distinct series   separate series or classes.   Fund's stock.
                 and to divide a series into
                 separate classes of shares as
                 permitted by the Delaware
                 Act. Such series and classes
                 will have the rights, powers
                 and duties set forth in the
                 Declaration unless otherwise
                 provided in the resolution of
                 the board establishing such
                 series or class.

AMENDMENTS TO    The Delaware Act provides      The Massachusetts Statute      Under the Maryland Code,
GOVERNING        broad flexibility as to the    provides broad flexibility as  amendments to the charter
DOCUMENTS        manner of amending and/or      to the manner of amending      must generally be approved
                 restating the governing        and/or restating the           by the board and by the
                 instrument of a DBT.           governing instrument of an     affirmative vote of two-
                 Amendments to the              MBT. The Massachusetts         thirds of all votes entitled to
                 Declaration that do not        Statute provides that the      be cast (unless the charter
                 change the information in      trustees shall, within thirty  permits amendment by a
                 the DBT's certificate of       (30) days after the adoption   higher or lesser proportion
                 trust

                DELAWARE BUSINESS TRUST         MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION
                ---------------------------     ----------------------------   -----------------------------
                are not required to be filed    of any amendment to the        of the voting stock, but not
                with the Secretary of State.    declaration of trust, file a   less than a majority of the
                                                copy with the Secretary of     shares outstanding).
                                                State of Massachusetts and
                                                with the clerk of every city
                                                or town in Massachusetts
                                                where the trust has a usual
                                                place of business.

                DECLARATION OF TRUST            DECLARATION OF TRUST           CHARTER
                --------------------            --------------------           -------
                The Declaration may be          The MA Declaration may be      The Charter provides that
                restated and/or amended at      amended by a vote of the       the Charter may be altered,
                any time by a written           holders of a majority of the   repealed, or added to upon
                instrument signed by a          shares outstanding and         the vote of holders of a
                majority of the board of        entitled to vote or by an      majority of the shares
                trustees and, if required by    instrument in writing,         outstanding and entitled to
                the Declaration, the            without a meeting, signed by   vote thereon, except that
                Investment Company Act of       a majority of the trustees     amendment or repeal of
                1940, as amended (the           and consented to by the        provisions pertaining to the
                "1940 Act"), or any             holders of a majority of the   number of directors,
                securities exchange on          shares outstanding and         removal of directors,
                which outstanding shares are    entitled to vote.              directors' liability,
                listed for trading, by          The trustees may amend the     indemnification,
                approval of such amendment      MA Declaration in their sole   reorganizations, dissolution
                by the shareholders, by the     discretion, without the need   or conversion to an open-
                affirmative "vote of a          for shareholder action, to     end company, and
                majority of the outstanding     add, delete, or modify any     amendments to the Charter
                voting securities" (as          provisions relating to the     require the affirmative vote
                defined in the 1940 Act) of     shares of Developing           of the holders of at least
                the Delaware Business Trust     Markets Trust if the trustees  75% of the outstanding
                entitled to vote at a           determine that such action is  shares entitled to vote,
                shareholders' meeting at        "consistent with the fair and  unless such action has
                which a quorum is present,      equitable treatment of all     previously been approved by
                subject to Article III,         [s]hareholders or that         the affirmative vote of two-
                Section 6 of the Declaration    shareholder approval is not    thirds of the board of
                relating to voting by series    otherwise required by          directors. Upon such a two-
                and classes.                    applicable law," including,    thirds vote by the board of
                                                but not limited to: (1)        directors, such provisions
                                                creating one or more series    may be amended upon the
                                                of shares with such rights     vote of holders of a majority
                                                and preferences as the         of the shares outstanding
                                                trustees determine and         and entitled to vote thereon.
                                                reclassifying outstanding
                                                shares as shares of particular
                                                series; (2) amending the
                                                series designation section of
                                                the MA Declaration; (3)
                                                changing eligibility
                                                requirements for investment

                Delaware Business Trust        Massachusetts Business Trust        Maryland Corporation
                -----------------------        ----------------------------        --------------------
                                                in shares of any series; or (4)
                                                changing the method of
                                                allocating dividends among
                                                various series.
                                                The trustees may also amend
                                                the MA Declaration without
                                                the vote or consent of
                                                shareholders to change the
                                                name of Developing Markets
                                                Trust, to supply any omission,
                                                to cure, correct or supplement
                                                any ambiguous, defective or
                                                inconsistent provision thereof,
                                                or if they deem it necessary to
                                                conform the MA Declaration
                                                to the requirements of
                                                applicable federal laws or
                                                regulations.
                                                See Shareholder Vote on
                                                Certain Transactions for the
                                                shareholder vote required to
                                                make certain amendments to
                                                the MA Declaration.

                By-Laws                          By-Laws                          By-Laws
                -------                          -------                          -------
                The By-Laws may be               The MA By-Laws may be            Under the Maryland Code,
                amended, restated or repealed    amended, added to or repealed    after the organizational
                or new By-Laws may be            by a majority of the             meeting, the power to adopt,
                adopted by the affirmative vote  outstanding shares entitled to   alter or repeal the by-laws is
                of a majority of the             vote, or by the board of         vested in the stockholders,
                outstanding shares entitled to   trustees, but the board of       except to the extent that the
                vote. The By-Laws may also       trustees may not take such       charter or by-laws vest such
                be amended, restated or          action, if such action requires, power in the board.
                repealed or new By-Laws may      under applicable law, the MA     The MD By-Laws may be
                be adopted by the board of       Declaration or the MA By-        adopted, amended or repealed
                trustees, by the vote of a       Laws, a vote of the              by "vote of the holders of a
                majority of the trustees         shareholders.                    majority of [Emerging Markets
                present at a meeting at which                                     Appreciation Fund's] stock"
                a quorum is present.                                              (as defined in the 1940 Act);
                                                                                  except that provisions in the
                Certificate of Trust                                              MD By-Laws regarding
                Pursuant to the Declaration,                                      increasing/decreasing the
                amendments and/or                                                 number of directors and
                restatements of the certificate                                   removal of directors may be
                of trust shall be made at any                                     amended only by the vote of
                time by the board of trustees,                                    the holders of 75% of the
                without approval of the                                           common stock, unless
                shareholders, to correct any                                      approved by the affirmative
                inaccuracy contained therein.

                   DELAWARE BUSINESS TRUST         MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION
        -          ------------------------------  ----------------------------     ------------------------------
                  Any such amendments/                                              vote of two-thirds of the total
                  restatements of the certificate                                   number of directors fixed in
                  of trust must be executed by at                                   accordance with the MD By-
                  least one (1) trustee and filed                                   Laws, in which case the
                  with the Secretary of State in                                    affirmative vote of a majority
                  order to become effective.                                        of the outstanding shares is
                                                                                    required. Directors may adopt,
                                                                                    amend or repeal the MD By-
                                                                                    Laws (not inconsistent with
                                                                                    any MD By-Law adopted,
                                                                                    amended or repealed by
                                                                                    stockholders) by majority vote
                                                                                    of all of the directors in office,
                                                                                    subject to applicable law.

PREEMPTIVE RIGHTS Under the Delaware Act, a        Under the Massachusetts          Under the Maryland Code, a
AND REDEMPTION    governing instrument may         Statute, a governing instrument  stockholder does not have
OF SHARES         contain any provision relating   may contain any provision        preemptive rights unless the
                  to the rights, duties and        relating to the rights, duties   charter expressly grants such
                  obligations of the shareholders. and obligations of the           rights.
                                                   shareholders.

                  The Declaration provides that    The MA Declaration provides      The Charter and MD By-Laws
                  no shareholder shall have the    that no shareholder shall have   do not provide stockholders
                  preemptive or other right to     any preference, appraisal,       with the preemptive right to
                  subscribe for new or additional  conversion or exchange rights    subscribe to additional issues
                  shares or other securities       or any preemptive or other       of stock or other securities of
                  issued by the Delaware           right to subscribe for new or    Emerging Markets
                  Business Trust or any series     additional shares or other       Appreciation Fund.
                  thereof.                         securities issued by
                                                   Developing Markets Trust or
                                                   any series thereof.

                  Unless otherwise provided in     All shares are redeemable at     Stockholders of Emerging
                  the Delaware Business Trust's    net asset value per share at     Markets Appreciation Fund do
                  prospectus relating to the       the request of the shareholder,  not have redemption rights.
                  outstanding shares, as such      under the terms specified in
                  prospectus may be amended        Developing Markets Trust's
                  from time to time, the           then effective prospectus or
                  Delaware Business Trust shall    registration statement.
                  purchase the outstanding
                  shares offered by any
                  shareholder for redemption
                  upon such shareholder's
                  compliance with the
                  procedures set forth in the
                  Declaration and/or such other
                  procedures as the board may
                  authorize.

                  The Delaware Business Trust      Payment for such shares may

                DELAWARE BUSINESS TRUST           MASSACHUSETTS BUSINESS TRUST          MARYLAND CORPORATION
       -        ----------------------------      ----------------------------          --------------------
                shall pay the net asset value     be made in cash or in property
                for such outstanding shares,      of the relevant series as
                in accordance with the            specified in Developing
                Declaration, the By-Laws, the     Markets Trust's then effective
                1940 Act and other applicable     prospectus or registration
                law. The Delaware Business        statement. Developing Markets
                Trust's payments for such         Trust may repurchase shares
                outstanding shares shall be       by agreement with the owner
                made in cash, but may, at the     and has the right at any time to
                option of the board of trustees   redeem shares of any
                or an authorized officer, be      shareholder pursuant to
                made in kind or partially in      applicable law, subject to
                cash and partially in kind. In    terms and conditions approved
                addition, at the option of the    by the trustees. To meet
                board of trustees the Delaware    federal tax requirements, the
                Business Trust may, from time     trustees may, as they deem
                to time, without the vote of the  equitable, call for redemption shareholders, but subject to the  by a shareholder of any
                1940 Act, redeem outstanding      number of shares and refuse to
                shares or authorize the closing   transfer or issue shares to any
                of any shareholder account,       person.
                subject to such conditions as
                may be established by the
                board of trustees.

DISSOLUTION AND The Delaware Business Trust       Pursuant to the MA                See Voting Rights, Meetings,
TERMINATION     shall be dissolved upon the       Declaration, the following        Notice, Quorum, Record
EVENTS          first to occur of the following:  action requires the affirmative   Dates and Proxies--
                (i) upon the vote of the holders  vote of the holders of two-       Stockholder Vote for the
                of a majority of the              thirds of the shares outstanding  stockholder vote required to
                outstanding shares of the         and entitled to vote, a written   voluntarily dissolve a
                Delaware Business Trust           consent by such percentage of     corporation under the
                entitled to vote; (ii) at the     shares or such other vote         Maryland Code.
                discretion of the board of        established by the trustees with  Depending on the grounds for
                trustees at any time there are    respect to a series of shares,    involuntary dissolution, under
                no shares outstanding of the      except that if the action is      the Maryland Code (i)
                Delaware Business Trust; (iii)    recommended by the trustees,      stockholders entitled to cast at
                upon the sale, conveyance and     the affirmative vote or written   least 25% of all the votes
                transfer of all of the assets of  consent of a majority of the      entitled to be cast in the
                the Delaware Business Trust to    shares outstanding and entitled   election of directors; (ii) any
                another entity; or (iv) upon the  to vote, or other vote            stockholder entitled to vote in
                occurrence of a dissolution or    established by the trustees with  the election of directors; or
                termination event pursuant to     respect to a series of shares, is (iii) any stockholder or creditor
                any provision of the Delaware     sufficient for termination of     of the corporation may petition
                Act.                              Developing Markets Trust or       a court of equity to dissolve
                                                  any series of Developing          the corporation.
                A particular series shall be      Markets Trust.
                dissolved upon the first to
                occur of the following: (i)
                upon the vote of the holders of
                a majority of the outstanding

                   DELAWARE BUSINESS TRUST              MASSACHUSETTS BUSINESS TRUST         MARYLAND CORPORATION
                 ---------------------------------     ----------------------------         --------------------
                  shares of that series entitled to                                  See Voting Rights, Meetings,
                  vote; (ii) at the discretion of                                    Notice, Quorum, Record
                  the board of trustees at any                                       Dates and Proxies--
                  time there are no shares                                           Stockholder Vote on Certain
                  outstanding of that series; (iii)                                  Transactions for the
                  upon any event that causes the                                     stockholder vote required
                  dissolution of the Delaware                                        under the Charter to
                  Business Trust; or (iv) upon                                       voluntarily dissolve Emerging
                  the occurrence of a dissolution                                    Markets Appreciation Fund
                  or termination event pursuant
                  to any provision of the
                  Delaware Act.

                  A particular class shall be
                  terminated upon the first to
                  occur of the following: (i)
                  upon the vote of the holders of
                  a majority of the outstanding
                  shares of that class entitled to
                  vote; (ii) at the discretion of
                  the board of trustees at any
                  time there are no shares
                  outstanding of that class; or
                  (iii) upon the dissolution of the
                  series of which the class is a
                  part.

LIQUIDATION UPON  Under the Delaware Act, a         Under the Massachusetts          Under the Maryland Code, a
DISSOLUTION       DBT that has dissolved shall      Statute, there are no provisions corporation that has
                  first pay or make reasonable      as to the liquidation of an      voluntarily dissolved shall pay,
                  provision to pay all known        MBT.                             satisfy and discharge the
                  claims and obligations,                                            existing debts and obligations
                  including those that are                                           of the corporation, including
                  contingent, conditional and                                        necessary expenses of
                  unmatured, and all known                                           liquidation, before distributing
                  claims and obligations for                                         the remaining assets to the
                  which the claimant is                                              stockholders.
                  unknown. Any remaining
                  assets shall be distributed to
                  the shareholders or as
                  otherwise provided in the
                  governing instrument.
                  Under the Delaware Act, a
                  series that has dissolved shall
                  first pay or make reasonable
                  provision to pay all known
                  claims and obligations of the
                  series, including those that are
                  contingent, conditional and
                  unmatured, and all known
                  claims and obligations of the
                  series for which the claimant is

                    DELAWARE BUSINESS TRUST         MASSACHUSETTS BUSINESS TRUST          MARYLAND CORPORATION
                  -------------------------------  ------------------------------          --------------------
                  unknown. Any remaining
                  assets of the series shall be
                  distributed to the shareholders
                  of such series or as otherwise
                  provided in the governing
                  instrument.

                  The Declaration provides that     The MA Declaration provides
                  any remaining assets of the       that Developing Markets Trust,
                  dissolved Delaware Business       upon dissolution, must first
                  Trust and/or each series          pay or make provision to pay
                  thereof (or the particular        all liabilities and obtain
                  dissolved series, as the case     releases, indemnities and
                  may be) shall be distributed to   refunding agreements that the
                  the shareholders of the           trustees deem necessary for
                  Delaware Business Trust and/      their protection. Any
                  or each series thereof (or the    remaining assets shall be
                  particular dissolved series, as   distributed in cash or in kind to
                  the case may be) ratably          the shareholders according to
                  according to the number of        their respective rights.
                  outstanding shares of the
                  Delaware Business Trust and/
                  or such series thereof (or the
                  particular dissolved series, as
                  the case may be) held of record
                  by the several shareholders on
                  the date for such dissolution
                  distribution; provided,
                  however, that if the
                  outstanding shares of a series
                  are divided into classes, any
                  remaining assets held with
                  respect to such series shall be
                  distributed to each class of
                  such series according to the net
                  asset value computed for such
                  class and within such
                  particular class, shall be
                  distributed ratably to the
                  shareholders of such class
                  according to the number of
                  outstanding shares of such
                  class held of record by the
                  several shareholders on the
                  date for such dissolution
                  distribution.

VOTING RIGHTS,    Under the Delaware Act, the      There is no provision in the      Under the Maryland Code,
MEETINGS, NOTICE, governing instrument may set     Massachusetts Statute             unless a corporation's charter
QUORUM, RECORD    forth any provision relating to  addressing voting by the          provides for a greater or lesser
DATES AND PROXIES trustee and shareholder voting   shareholders of an MBT. The       number of votes per share, or

                DELAWARE BUSINESS TRUST          MASSACHUSETTS BUSINESS TRUST          MARYLAND CORPORATION
                -----------------------------    ----------------------------      --------------------------------

                rights, including the             declaration of trust of an MBT,   limits or denies voting rights,
                withholding of such rights        however, may specify matters      each outstanding share of stock
                from certain trustees or          on which shareholders are         is entitled to one vote on each
                shareholders. If voting rights    entitled to vote.                 matter submitted to a vote at a
                are granted, the governing                                          meeting of stockholders. A
                instrument may contain any                                          corporation may issue
                provision relating to meetings,                                     fractional shares of stock.
                notice requirements, written
                consents, record dates, quorum
                requirements, voting by proxy
                and any other matter pertaining
                to the exercise of voting rights.
                The governing instrument may
                also provide for the
                establishment of record dates
                for allocations and
                distributions by the DBT.

                ONE VOTE PER SHARE                ONE VOTE PER SHARE                ONE VOTE PER SHARE
                Subject to Article III, Section   The MA Declaration provides       The Charter provides that each
                6 of the Declaration relating     that shareholders are entitled    outstanding share of stock is
                to voting by series and classes,  to one vote for each full share,  entitled to one vote and each
                the Declaration provides that     and each fractional share shall   outstanding fractional share of
                each outstanding share is         be entitled to a proportionate    stock is entitled to a fractional
                entitled to one vote and each     fractional vote.                  vote.
                outstanding fractional share is
                entitled to a fractional vote.

                VOTING BY SERIES                  VOTING BY SERIES
                In addition, the Declaration      The MA Declaration provides
                provides that all outstanding     that in conjunction with the
                shares of the Delaware            establishment of any series or
                Business Trust entitled to vote   class of shares, the trustees
                on a matter shall vote on the     may establish conditions under
                matter, separately by series      which the several series or
                and, if applicable, by class,     classes shall have separate
                PROVIDED THAT: (1) where the      voting rights or no voting
                1940 Act requires all             rights. This provision is
                outstanding shares of the         subject to the requirements of
                Delaware Business Trust to be     the 1940 Act where: (1) shares
                voted in the aggregate without    of Developing Markets Trust
                differentiation between the       to be voted in the aggregate
                separate series or classes, then  without differentiation
                all of the Delaware Business      between the separate series or
                Trust's outstanding shares        classes, and (2) the matter
                shall vote in the aggregate; and  affects only a particular series
                (2) if any matter affects only    or class.
                the interests of some but not all
                series or classes, then only the
                shareholders of such affected
                series or classses shall be
                entitled to vote on the matter.

                DELAWARE BUSINESS TRUST         MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION
                -----------------------         ----------------------------    --------------------------------
                Shareholders' Meetings          Shareholders' Meetings          Stockholders' Meetings
                The Delaware Act does not       An annual shareholders'         Under the Maryland Code,
                mandate annual shareholders'    meeting is not required by      every corporation must hold an
                meetings.                       the Massachusetts Statute.      annual stockholders' meeting
                                                                                to elect directors and transact
                                                                                other business, except that the
                                                                                charter or by-laws of a
                                                                                corporation registered under
                                                                                the 1940 Act may provide that
                                                                                an annual meeting is not
                                                                                required in any year in which
                                                                                the election of directors is not
                                                                                required by the 1940 Act. The
                                                                                Maryland Code authorizes, and
                                                                                permits the charter and by-
                                                                                laws to authorize, certain
                                                                                persons to call special
                                                                                meetings of stockholders.

                The By-Laws authorize the       An annual shareholders'         The MD By-Laws require
                calling of a shareholders'      meeting is not required either  annual meetings for the
                meeting (i) when deemed         by the MA Declaration or the    election of directors and the
                necessary or desirable by the   MA By-Laws.                     transaction of other business.
                board of trustees, the                                          The MD By-Laws also
                chairperson of the board or the                                 authorize the calling of a
                president of the Delaware                                       special meeting, unless
                Business Trust; or (ii) to the                                  otherwise "prescribed" by
                extent permitted by the 1940                                    statute or the Charter, by the
                Act, a meeting for the purpose                                  board, upon the written request
                of electing trustees may also                                   of a majority of the directors,
                be called by the chairperson of                                 or by the president, or at the
                the board, or at the request of                                 written request of stockholders
                holders of 10% of the                                           owning 10% "in amount of the
                outstanding shares if such                                      entire capital stock" of
                shareholders pay the                                            Emerging Markets
                reasonably estimated cost of                                    Appreciation Fund then issued
                preparing and mailing the                                       and outstanding, if the
                notice thereof, for the purpose                                 stockholders requesting such
                of electing trustees. However,                                  meeting pay the reasonably
                no meeting may be called at                                     estimated cost of preparing and
                the request of shareholders to                                  mailing the notice thereof.
                consider any matter that is                                     However, no special meeting
                substantially the same as a                                     will be called at the request of
                matter voted upon at a                                          stockholders to consider any
                shareholders' meeting held                                      matter that is substantially the
                during the preceding twelve                                     same as a matter voted upon at
                (12) months, unless requested                                   a stockholders' special
                by holders of a majority of all                                 meeting held during the

                Delaware Business Trust       Massachusetts Business Trust         Maryland Corporation
                -----------------------       ----------------------------         --------------------
                outstanding shares entitled     In addition, the registration   preceding 12 months, unless
                to vote at such meeting.        statement of Developing         requested by holders of a
                                                Markets Trust provides that the majority of all outstanding
                                                board of trustees will call a   shares entitled to vote at such
                                                meeting to consider the         meeting.
                                                removal of a board member if
                                                requested in writing by
                                                shareholders holding at least
                                                10% of the outstanding shares.

                RECORD DATES                    RECORD DATES                    RECORD DATES
                                                There is no record date         Under the Maryland Code,
                                                provision in the Massachusetts  unless the by-laws otherwise
                                                Statute.                        provide, the board may set a
                                                                                record date, which date must
                                                                                be set within the parameters
                                                                                outlined by the Maryland
                                                                                Code, for determining
                                                                                stockholders entitled to notice
                                                                                of a meeting, vote at a
                                                                                meeting, receive dividends or
                                                                                be allotted other rights. If a
                                                                                stockholders' meeting is
                                                                                adjourned to a date more than
                                                                                120 days after the original
                                                                                record date, a new record date
                                                                                must be established.

                In order to determine the       The MA By-Laws permit the       In order to determine the
                shareholders entitled to        trustees from time to time to   stockholders entitled to notice
                notice of, and to vote at, a    close the transfer books for a  of, and to vote at, a
                shareholders' meeting, the      period not exceeding 30 days,   stockholders' meeting, the MD
                Declaration authorizes the      or without closing the transfer By-Laws authorize the board
                board of trustees to fix a      books, to set the record date   of directors to fix a record date
                record date. The record date    for a shareholders' meeting or  not less than ten (10), nor more may not precede the date on
                which it is

                   DELAWARE BUSINESS TRUST          MASSACHUSETTS BUSINESS TRUST       MARYLAND CORPORATION
     -          -----------------------------     -------------------------------  ------------------------------
                fixed by the board and it may     "for the purpose of any other    than ninety (90), days prior to
                not be more than one hundred      action" to be not more than 90   the date of the meeting or prior
                twenty (120) days, nor less       days, before the date of any     to the last day on which the
                than ten (10) days, before the    shareholder meeting or other     consent or dissent of
                date of the shareholders'         action. The MA By-Laws also      stockholders may be
                meeting. The By-Laws provide      provide that all notices of      effectively expressed for any
                that notice of a shareholders'    shareholders' meetings shall     purpose without a meeting.
                meeting shall be given to         be sent to shareholders not less
                shareholders entitled to vote at  than ten days nor more than
                such meeting not less than ten    60 days before the date of the
                (10) nor more than one            meeting. Only the business
                hundred and twenty (120) days     stated in the notice of the
                before the date of the meeting.   meeting may be considered at
                                                  the meeting.

                To determine the shareholders
                entitled to vote on any action
                without a meeting, the
                Declaration authorizes
                the board of trustees to fix a
                record date. The record date
                may not precede the date on
                which it is fixed by the board
                nor may it be more than thirty
                (30) days after the date on
                which it is fixed by the board.

                To determine the shareholders                                      To determine the stockholders
                of the Delaware Business Trust                                     entitled to a dividend, any
                or any series or class thereof                                     other distribution, or delivery
                entitled to a dividend or any                                      of evidences of rights or
                other distribution of assets of                                    interests from Emerging
                the Delaware Business Trust or                                     Markets Appreciation Fund,
                any series or class thereof, the                                   the MD By-Laws authorize the
                Declaration authorizes the                                         board to fix a record date not
                board of trustees to fix a record                                  exceeding ninety (90) days
                date. The record date may not                                      preceding the date fixed for the
                precede the date on which it is                                    payment of the dividend or
                fixed by the board nor may it                                      distribution or delivery of the
                be more than sixty (60) days                                       evidences.
                before the date such dividend
                or distribution is to be paid.
                The board may set different
                record dates for different series
                or classes.

                Pursuant to the Declaration, if                                    If the board does not fix a
                the board of trustees does not                                     record date, the record date
                fix a record date: (a) the record                                  shall be the later of the close of
                date for determining                                               business on the day on which
                shareholders entitled to notice                                    notice of the meeting is mailed
                of, and to vote at, a meeting                                      or the 30th day before the
                will be the day before the date                                    meeting, except if all

                   DELAWARE BUSINESS TRUST         MASSACHUSETTS BUSINESS TRUST       MARYLAND CORPORATION
  -             -------------------------------    ---------------------------      ------------------------------
                on which notice is given or, if                                     stockholders waive notice, the
                notice is waived, on the day                                        record date is the close of
                before the date of the meeting;                                     business on the 10th day next
                (b) the record date for                                             preceding the day the meeting
                determining shareholders                                            is held.
                entitled to vote on any action
                by consent in writing without a
                meeting, (i) when no prior
                action by the board of trustees
                has been taken, shall be the
                day on which the first signed
                written consent is delivered to
                the Delaware Business Trust,
                or (ii) when prior action of the
                board of trustees has been
                taken, shall be the day on
                which the board of
                trustee adopts the resolution
                taking such prior action.

                QUORUM FOR SHAREHOLDERS'         QUORUM FOR SHAREHOLDERS'           QUORUM FOR STOCKHOLDERS'
                MEETING                          MEETING                            MEETING
                To transact business at a        The MA By-Laws provide that        Under the Maryland Code,
                shareholders' meeting, the       a majority of the outstanding      unless the charter or the
                Declaration provides that forty  shares present, in person or by    Maryland Code provides
                percent (40%) of the             proxy shall constitute a           otherwise, in order to
                outstanding shares entitled to   quorum at a shareholders'          constitute a quorum for a
                vote at the meeting, which are   meeting. Furthermore, the MA       meeting, there must be present
                present in person or             Declaration provides that when     in person or by proxy,
                represented by proxy, shall      a quorum is present at any         stockholders entitled to cast a
                constitute a quorum at such      meeting called for the purpose,    majority of all the votes
                meeting, except when a larger    a plurality shall elect a trustee. entitled to be cast at the
                quorum is required by the                                           meeting.
                Declaration, the By-Laws,
                applicable law or any                                               To transact business at a
                securities exchange on which                                        meeting, the MD By-Laws
                such shares are listed for                                          provide that a majority of the
                trading, in which case such                                         outstanding shares entitled to
                quorum shall comply with                                            vote, which are present in
                such requirements. When a                                           person or represented by
                separate vote by one or more                                        proxy, shall constitute a
                series or classes is required,                                      quorum at a stockholders'
                forty percent (40%) of the                                          meeting.
                outstanding shares of each
                such series or class entitled to
                vote at a shareholders' meeting
                of such series or class, which
                are present in person or
                represented by proxy, shall
                constitute a quorum at such

                   DELAWARE BUSINESS TRUST         MASSACHUSETTS BUSINESS TRUST       MARYLAND CORPORATION
    -           ------------------------------     ----------------------------      --------------------------
                series or class meeting, except
                when a larger quorum is
                required by the Declaration,
                the By-Laws, applicable law or
                the requirements of any
                securities exchange on which
                outstanding shares of such
                series or class are listed for
                trading, in which case such
                quorum shall comply with
                such requirements.

                Shareholder Vote                  Shareholder Vote                   Stockholder Vote
                The Declaration provides that,    The MA Declaration and MA          Under the Maryland Code, for
                subject to any provision of the   By-Laws specify the matters        most stockholder actions,
                Declaration, the By-Laws, the     on which beneficial owners are     unless the charter or the
                1940 Act or other applicable      entitled, but not necessarily      Maryland Code provide other
                law that requires a different     required, to vote. The MA          wise, a majority of all votes
                vote: (i) in all matters other    Declaration provides trustees      cast at a meeting at which a
                than the election of trustees,    with a great deal of latitude as   quorum is present is required
                the affirmative "vote of a        to which matters are to be         to approve any matter. Unless
                majority of the outstanding       submitted to a vote of the         the charter or by-laws require a
                voting securities" (as defined    beneficial owners.                 greater vote, a plurality of all
                in the 1940 Act) of the           Specifically, a shareholder has    votes cast at a meeting at
                Delaware Business Trust           the power to vote only: (1) for    which a quorum is present is
                entitled to vote at a             the election of trustees, (2) to   required to elect a director.
                shareholders' meeting at which    the same extent as shareholders
                a quorum is present, shall be     of a Massachusetts business        Election of Directors. Under
                the act of the shareholders; and  corporation as to whether or       the Charter and MD By-Laws,
                (ii) trustees shall be elected by not a court action, proceeding     at a stockholders' meeting at
                a plurality of the votes cast of  or claim should be brought or      which a quorum is present, a
                the holders of outstanding        maintained derivatively or as a    plurality of the votes cast of
                shares entitled to vote present   class action, (3) for the          the holders of outstanding
                in person or represented by       termination of Developing          shares entitled to vote, shall be
                proxy at a shareholders'          Markets Trust, (4) regarding       required to elect directors at
                meeting at which a quorum is      any investment advisory            the annual meeting, and to fill
                present. Pursuant to the          contract, (5) regarding certain    any vacancy resulting from an
                Declaration, where a separate     amendments of the MA               increase in the number of
                vote by series and, if            Declaration, (6) regarding         directors on the board (adopted
                applicable, by classes is         mergers, consolidations or sale    by vote of the stockholders)
                required, the preceding           of substantially all the assets of and any other then existing
                sentence shall apply to such      Developing Markets Trust, (7)      vacancies on the board.
                separate votes by series and      regarding incorporation of
                classes.                          Developing Markets Trust or a      Other matters for which the
                                                  series, or (8) with respect to     vote is not expressly
                                                  such additional matters            designated otherwise. For all
                                                  required by the MA                 other matters, other than any
                                                  Declaration, the MA By-Laws,       matter for which the Charter
                                                  the registration of Developing     expressly provides for a
                                                  Markets Trust as an investment     different vote, the affirmative
                                                  company under the 1940 Act,        vote of the holders of a

                Delaware Business Trust        Massachusetts Business Trust         Maryland Corporation
                -----------------------        ----------------------------         --------------------
                                                 or as the trustees consider      majority of the total number of
                                                 necessary or desirable.          shares outstanding and entitled
                                                                                  to vote thereon, at a
                                                                                  stockholders' meeting at which
                                                                                  a quorum is present, shall be
                                                                                  the act of the stockholders.

                SHAREHOLDER VOTE ON CERTAIN      SHAREHOLDER VOTE ON CERTAIN      STOCKHOLDER VOTE ON CERTAIN
                 TRANSACTIONS                     TRANSACTIONS                     TRANSACTIONS
                                                                                  Under the Maryland Code,
                                                                                  actions such as (i) amendments
                                                                                  to the corporation's charter,
                                                                                  (ii) mergers, (iii)
                                                                                  consolidations, (iv) statutory
                                                                                  share exchanges, (v) transfers
                                                                                  of assets and (vi) dissolutions
                                                                                  require the affirmative vote of
                                                                                  two-thirds of all votes entitled
                                                                                  to be cast on the matter unless
                                                                                  the charter provides for a
                                                                                  lesser proportion which may
                                                                                  not be less than a majority of
                                                                                  all votes entitled to be cast on
                                                                                  the matter.

                Pursuant to the Declaration,     No amendment of the MA           Under the Charter, in order to
                the board of trustees, by vote   Declaration that would change    consummate a merger,
                of a majority of the trustees,   the rights of shareholders       consolidation, sale of all or
                may cause the merger,            regarding the amount of          substantially all of the assets,
                consolidation, conversion,       payments in liquidation or       liquidation or dissolution of
                share exchange or                diminishing or eliminating any   Emerging Markets
                reorganization of the Delaware   related voting rights may be     Appreciation Fund, or a
                Business Trust, or the           made without the vote or         conversion from a closed-end
                conversion, share exchange or    consent of the holders of two-   company to an open-end
                reorganization of any series of  thirds of the shares outstanding company (as defined in the
                the Delaware Business Trust,     and entitled to vote or other    1940 Act), such transaction
                without the vote of the          vote established by the trustees shall be approved in the
                shareholders of the Delaware     regarding any series of shares.  following manner: The
                Business Trust or such series,                                    transaction must be approved
                as applicable, unless such vote  Pursuant to the MA               by the affirmative vote of at
                is required by the 1940 Act;     Declaration, the following       least 75% of the outstanding
                provided however, that the       actions require the affirmative  shares entitled to vote, unless
                board of trustees shall provide  vote of the holders of two-      such action has been
                30 days' prior written notice to thirds of the shares outstanding previously approved by the
                the shareholders of the          and entitled to vote, a written  affirmative vote of two-thirds
                Delaware Business Trust or       consent by such percentage of    of the total number of directors
                such series, as applicable, of   shares or such other vote        fixed pursuant to the MD By-
                such merger, consolidation,      established by the trustees with Laws, in which case the
                conversion, share exchange or    respect to a series of shares,   affirmative "vote of a majority
                reorganization.                  except that if the action is

                Delaware Business Trust             Massachusetts Business Trust     Maryland Corporation
                ------------------------------   --------------------------------- ------------------------------
                If permitted by the 1940 Act,    recommended by the trustees,      of the outstanding voting
                the board of trustees, by vote   the affirmative vote or written   securities" (as defined in the
                of a majority of the trustees,   consent of a majority of the      1940 Act) of the Fund shall be
                and without a shareholder vote,  shares outstanding and entitled   required, but not less than a
                may cause the Delaware           to vote, or other vote            majority of the outstanding
                Business Trust to convert to a   established by the trustees with  voting shares for purposes of
                master feeder structure and      respect to a series of shares,     the Maryland Code.
                thereby cause series of the      is sufficient for: (1) a merger,
                Delaware Business Trust to       consolidation or sale, lease or
                either become feeders into a     exchange of all or substantially
                master fund, or to become        all of the property of
                master funds into which other    Developing Markets Trust; or
                funds are feeders.               (2) termination of Developing
                                                 Markets Trust or any series of
                                                 Developing Markets Trust.
                                                 The trustees may cause
                                                 Developing Markets Trust to
                                                 be incorporated or transfer all
                                                 the assets of Developing
                                                 Markets Trust to a corporation
                                                 with the approval of a majority
                                                 of the shares outstanding and
                                                 entitled to vote or other vote
                                                 established by the trustees with
                                                 respect to any series of shares.

-               CUMULATIVE VOTING                CUMULATIVE VOTING                 CUMULATIVE VOTING
                -----------------                -----------------                 -----------------
                                                                                   The Maryland Code provides
                                                                                   that the charter may authorize
                                                                                   cumulative voting for the
                                                                                   election of the directors and if
                                                                                   the charter does not so provide,
                                                                                   then the stockholders are not
                                                                                   entitled to cumulative voting
                                                                                   rights.

                The Declaration provides that    The MA Declaration provides       The Charter and MD By-Laws
                shareholders are not entitled to that shareholders are not         do not have any provisions as
                cumulate their votes on any      entitled to cumulate their votes  to whether stockholders are
                matter.                          on any matter.                    entitled to cumulate their votes
                                                                                   on any matter and
                                                                                   consequently, the stockholders
                                                                                   are not entitled to cumulate
                                                                                   their votes on any matter.

-               PROXIES                          PROXIES                           PROXIES
                -------                          -------                           -------
                The By-Laws permit a             The MA By-Laws permit             Under the Maryland Code, a
                shareholder to authorize         Developing Markets Trust to       stockholder may sign a writing
                another person to act as proxy   accept written proxies signed     authorizing another person to
                by the following methods:        by the shareholder or             act as a proxy or may transmit
                execution of a written           shareholders (for jointly held    such authorization by

                DELAWARE BUSINESS TRUST           MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION
                -----------------------          ----------------------------     ---------------------------------
                instrument or by electronic,     shares) and filed with the       telegram, cablegram,
                telephonic, computerized,        Secretary of Developing          datagram, electronic mail, or
                telecommunications or another    Markets Trust or the             any other electronic or
                reasonable alternative to the    Secretary's designee. A proxy    telephonic means. Unless a
                execution of a written           shall be deemed valid unless     proxy provides otherwise, it is
                intrument. Unless a proxy        challenged at or prior to its    not valid more than 11 months
                provides otherwise, it is not    exercise and the burden of       after its date. The proxy is
                valid more than 11 months        proving invalidity rests on the  revocable unless certain
                after its date. In addition,     challenger.                      statutory requirements are met.
                the By-Laws provide that the
                revocability of a proxy that
                states on its face that it is
                irrevocable shall be governed
                by the provisions of the
                general corporation law of the
                State of Delaware.

                ACTION BY WRITTEN CONSENT        ACTION BY WRITTEN CONSENT        ACTION BY WRITTEN CONSENT
                -------------------------        --------------------------       ------------------------------
                                                                                  The Maryland Code provides
                                                                                  that any action required or
                                                                                  permitted to be taken at a
                                                                                  stockholders' meeting may be
                                                                                  taken without a meeting, if a
                                                                                  unanimous written consent is
                                                                                  signed by each stockholder
                                                                                  entitled to vote on the matter.

                The Declaration authorizes       The MA Declaration provides      The MD By-Laws also provide
                shareholders to take action      that any action taken by         that the board or any
                without a meeting and without    shareholders may be taken        committee of the board may
                prior notice if written consents without a meeting if             act by written consent signed
                setting forth the action taken   shareholders holding a           by all the members of the
                are signed by the holders of     majority of the shares entitled  board or committee,
                all outstanding shares entitled  to vote on the matter (or such   respectively.
                to vote on that action.          larger proportion thereof as
                                                 shall be required by law, the
                The Declaration also autorizes   MA Declaration or MA By-Laws)
                the board of trustees            consent to the action in
                or any committee of the board    writing and the written consent
                of trustees to take action       is filed with the shareholders'
                without a meeting and without    meetings records.
                prior written notice if written
                consents setting forth the
                action taken are executed by
                trustees having the number of
                votes necessary to take that
                action at a meeting at which
                the entire board of trustees or
                any committee thereof, as
                applicable, is present and
                voting.

                  DELAWARE BUSINESS TRUST         MASSACHUSETTS BUSINESS TRUST          MARYLAND CORPORATION
                  -----------------------         ----------------------------          --------------------
REMOVAL OF   The governing instrument of a      The governing instrument of       Under the Maryland Code,
TRUSTEES/    DBT may contain any                an MBT may contain any            unless otherwise provided in
DIRECTORS    provision relating to the          provision relating to the         the charter, a director may
             removal of trustees; provided      removal of trustees; provided,    generally be removed with or
             however, that there shall at all   however, that there shall at all  without cause by the vote of a
             times be at least one trustee of   times be at least one trustee of  majority of all the votes
             the DBT.                           the MBT.                          entitled to be cast generally for
                                                                                  the election of directors unless
             Under the Declaration, any         The MA Declaration provides       (i) such director is elected by a
             trustee may be removed, with       that the board of trustees, by    certain class or series, (ii) the
             or without cause, by the board     action of two-thirds of the       charter provides for
             of trustees, by action of a        remaining trustees (except that   cumulative voting or (iii) the
             majority of the trustees.          3 trustees must remain in         board is classified.
             Shareholders shall have the        office after the removal) or by
             power to remove a trustee only     vote of holders of two-thirds of  Under the Charter, a director
             to the extent provided by the      the outstanding shares at a       may be removed with or
             1940 Act.                          meeting called for such           without cause by holders of
                                                purpose, may remove trustees      75% of shares then entitled to
                                                with cause.                       vote in an election of directors
                                                                                  and a stockholders' meeting
                                                                                  may be called for such purpose
                                                                                  if requested in writing by
                                                                                  holders of not less than 10% of
                                                                                  the outstanding shares of
                                                                                  Emerging Markets
                                                                                  Appreciation Fund.

VACANCIES ON Vacancies on the board of          Vacancies on the board of         Under the Maryland Code,
BOARD OF     trustees may be filled by a        trustees may be filled by a       stockholders may elect persons
TRUSTEES/    majority vote of the trustee(s)    majority vote of the trustee(s)   to fill vacancies that result
DIRECTORS    then in office, regardless of the  then in office, regardless of the from the removal of directors.
             number and even if less than a     number and even if less than a    Unless the charter or by-laws
             quorum. However, a                 quorum. However, a                provide otherwise, a majority
             shareholders' meeting shall be     shareholders' meeting shall be    of the directors in office,
             called to elect trustees if        called to elect trustees if       whether or not comprising a
             required by the 1940 Act.          required by the 1940 Act.         quorum, may fill vacancies
                                                                                  that result from any cause
             In the event all trustee offices                                     except an increase in the
             become vacant, the investment                                        number of directors. A
             adviser shall serve as the sole                                      majority of the entire board of
             remaining trustee, subject to                                        directors may fill vacancies
             the provisions of the 1940 Act,                                      that result from an increase in
             and shall, as soon as                                                the number of directors.
             practicable, fill all of the
             vacancies on the board.                                              Under the MD By-Laws,
             Thereupon, the investment                                            directors may increase or
             adviser shall resign as trustee                                      decrease their number; if the
             and a shareholders' meeting                                          number is increased, the added
             shall be called to elect trustees.                                   directors may be elected by a

                   Delaware Business Trust        Massachusetts Business Trust          Maryland Corporation
                   -----------------------        ----------------------------          --------------------
                                                                                  majority of directors in office.
                                                                                  For vacancies other than
                                                                                  resulting from an increase in
                                                                                  the number of directors, the
                                                                                  directors then in office (though
                                                                                  less than quorum) shall
                                                                                  continue to act and may by
                                                                                  majority vote fill any vacancy
                                                                                  until the next meeting of
                                                                                  stockholders, subject to the
                                                                                  1940 Act.

                                                                                  The number of directors may
                                                                                  also be increased or decreased
                                                                                  by vote of stockholders at any
                                                                                  meeting called for the purpose
                                                                                  and if the vote is to increase
                                                                                  the number, stockholders will
                                                                                  vote by plurality to elect the
                                                                                  directors to fill the new
                                                                                  vacancies as well as any then
                                                                                  existing vacancies. The MD
                                                                                  By-Laws further provide that
                                                                                  "[a]ny vacancy may be filled
                                                                                  by the [s]tockholders at any
                                                                                  meeting thereof."

LIMITATION ON The Delaware Act explicitly       The Massachusetts Statute         The Maryland Code does not
INTERSERIES   authorizes limitation on          does not contain statutory        contain an express provision
LIABILITY     interseries liability so that the provisions addressing series or   addressing interseries or class
              debts, liabilities, obligations   class liability with respect to   liability with respect to a
              and expenses incurred,            a multiple series or class        multiple series or class
              contracted for or otherwise       investment company.               corporation.
              existing with respect to a        Therefore, unless otherwise
              particular series of a multiple   provided in the declaration of
              series DBT will be enforceable    trust for an MBT, the debts,
              only against the assets of such   liabilities, obligations and
              series, and not against the       expenses incurred, contracted
              general assets of the DBT or      for or otherwise existing with
              any other series, and, unless     respect to a particular series or
              otherwise provided in the         class may be enforceable
              governing instrument of the       against the assets of the
              DBT, none of the debts,           business trust generally.
              liabilities, obligations and
              expenses incurred, contracted
              for or otherwise existing with
              respect to the DBT generally
              or any other series thereof will
              be enforceable against the

              DELAWARE BUSINESS TRUST         MASSACHUSETTS BUSINESS TRUST         MARYLAND CORPORATION
     -        -----------------------         ----------------------------         --------------------
            assets of such series. This
            protection will be afforded if
            (i) the DBT separately
            maintains the records and the
            assets of such series; (ii) notice
            of the limitation on liabilities
            of the series is set forth in the
            certificate of trust; and (iii) the
            governing instrument so
            provides.

            The Declaration and certificate     The MA Declaration explicitly
            of trust of the Delaware            limits the assets and liabilities
            Business Trust provide for          of each series and states that
            limitations on interseries          under no circumstances shall
            liability.                          the assets allocated or
                                                belonging to a particular series
                                                be charged with liabilities
                                                attributable to any other series.
                                                The MA Declaration in like
                                                manner limits the liabilities
                                                attributed to a class of shares
                                                to such class and no other class
                                                of a series may be charged
                                                with liabilities of such class.
                                                Furthermore, it states that third
                                                parties shall look only to the
                                                assets of a particular series or
                                                class for payment of any
                                                credit, claim or contract.
                                                Although these provisions
                                                serve to put third parties on
                                                notice, since there is no
                                                support in the Massachusetts
                                                Statute to limit liability, there
                                                remains the possibility that a
                                                court may not uphold the
                                                limitations set forth in the MA
                                                Declaration.

SHAREHOLDER Under the Delaware Act,             The Massachusetts Statute         Under the Maryland Code, the
LIABILITY   except to the extent otherwise      does not include an express       stockholders of a corporation
            provided in the governing           provision relating to the         are not liable for the
            instrument of a DBT,                limitation of liability of the    obligations of the corporation.
            shareholders of a DBT are           beneficial owners of a business
            entitled to the same limitation     trust. Therefore, the owners of
            of personal liability extended      an MBT could potentially be
            to shareholders of a private        liable for obligations of the
            corporation organized for           trust, notwithstanding an
            profit under the General            express provision in the

                 DELAWARE BUSINESS TRUST        MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION
-               ------------------------------  --------------------------------   --------------------------
                 Corporation Law of the State     governing instrument stating
                 of Delaware.                     that the beneficial owners are
                                                  not personally liable in
                                                  connection with trust property
                                                  or the acts, obligations or
                                                  affairs of the trust.

                 Under the Declaration,           The MA Declaration provides
                 shareholders are entitled to     that no shareholder shall be
                 the same limitation of personal  subject to any personal liability
                 liability as that extended to    whatsoever to any person in
                 shareholders of a private        connection with property of
                 corporation organized for        Developing Markets Trust or
                 profit under the General         the acts, obligations or affairs
                 Corporation Law of the State     of Developing Markets Trust.
                 of Delaware. However, the
                 board of trustees may cause
                 any shareholder to pay for
                 charges of the Delaware
                 Business Trust's custodian or
                 transfer, dividend disbursing,
                 shareholder servicing or
                 similar agent for services
                 provided to such shareholder.

TRUSTEE/         Subject to the provisions in the  The Massachusetts Statute         The Maryland Code requires a
DIRECTOR         governing instrument, the         does not include an express       director to perform his or her
LIABILITY        Delaware Act provides that a      provision limiting the liability  duties in good faith, in a
                 trustee or any other person       of the trustees of an MBT. The    manner he or she reasonably
                 managing the DBT, when            trustees of an MBT could          believes to be in the best
                 acting in such capacity, will     potentially be held personally    interests of the corporation and
                 not be personally liable to any   liable for the obligations of the with the care that an ordinarily
                 person other than the DBT or a    trust.                            prudent person in a like
                 shareholder of the DBT for any                                      position would use under
                 act, omission or obligation of                                      similar circumstances. A
                 the DBT or any trustee. To the                                      director who performs his or
                 extent that at law or in equity,                                    her duties in accordance with
                 a trustee has duties (including                                     this standard has no liability to
                 fiduciary duties) and liabilities                                   the corporation, its
                 to the DBT and its                                                  stockholders or to third
                 shareholders, such duties and                                       persons by reason of being or
                 liabilities may be expanded or                                      having been a director. A
                 restricted by the governing                                         corporation may include in its
                 instrument.                                                         charter a provision expanding
                                                                                     or limiting the liability of its
                                                                                     directors and officers for
                                                                                     money damages to the
                                                                                     corporation or its stockholders;
                                                                                     provided however, that,
                                                                                     generally liability may not be
                                                                                     limited to the extent the person


                DELAWARE BUSINESS TRUST           MASSACHUSETTS BUSINESS TRUST           MARYLAND CORPORATION
  -             ------------------------------   -------------------------------    --------------------------------
                                                                                     has received an improper
                                                                                     benefit or profit in money,
                                                                                     property or services or where
                                                                                     such person has been actively
                                                                                     and deliberately dishonest.

                The Declaration provides that     The MA Declaration provides        The Charter expressly provides
                any person who is or was a        that no trustee, officer,          that no director or officer shall
                trustee, officer, employee or     employee, or agent shall be        be protected from liability to
                other agent of the Delaware       subject to any personal liability  Emerging Markets
                Business Trust or is or was       whatsoever to any person other     Appreciation Fund and its
                serving at the request of the     than Developing Markets Trust      stockholders to which such
                Delaware Business Trust as a      and its shareholders, in           person would otherwise be
                trustee, director, officer,       connection with Trust property     subject by reason of willful
                employee or other agent of        or affairs, except that arising    misfeasance, bad faith, gross
                another corporation,              from bad faith, willful            negligence or reckless
                partnership, joint venture,       misfeasance, gross negligence      disregard of the duties
                trust or other enterprise (an     or reckless disregard for duties   involved in the conduct of such
                "Agent") will be liable to the    to Developing Markets Trust.       person's office.
                Delaware Business Trust and       No trustee, officer, employee,
                to any shareholder solely for     or agent shall be responsible
                such Agent's own willful          for any neglect or wrong doing
                misfeasance, bad faith, gross     of any officer, agent or
                negligence or reckless            employee, service provider of
                disregard of the duties           Developing Markets Trust, nor
                involved in the conduct of such   for the act or omission of
                Agent (such conduct referred      another such person. However,
                to as "Disqualifying              nothing in the MA Declaration
                Conduct"). Subject to the         protects such person against
                preceding sentence, Agents        any liability for which the
                will not be liable for any act or person would otherwise be
                omission of any other Agent or    subject by reason of willful
                any investment adviser or         misfeasance, bad faith, gross
                principal underwriter of the      negligence or reckless
                Delaware Business Trust. No       disregard of the person's duties
                Agent, when acting in such        involving Developing Markets
                capacity, shall be personally     Trust.
                liable to any person (other than
                the Delaware Business Trust or
                its shareholders as described
                above) for any act, omission or
                obligation of the Delaware
                Business Trust or any trustee.

INDEMNIFICATION Subject to such standards and     Although the Massachusetts       Unless limited by its charter,
                restrictions contained in the     Statute is silent as to the      the Maryland Code requires a
                governing instrument of a         indemnification of trustees,     corporation to indemnify a
                DBT, the Delaware Act             officers and shareholders,       director or officer who has
                authorizes a DBT to indemnify     indemnification is expressly     successfully defended a
                and hold harmless any trustee,    provided for in the MA           proceeding to which such
                shareholder or other person       Declaration.                     person was a party because of

                    DELAWARE BUSINESS TRUST        MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION
  -             -----------------------------  -------------------------------  ------------------------------
                from and against any and all                                    such person's service in such
                claims and demands.                                             capacity, against reasonable
                                                                                expenses incurred in
                                                                                connection with the
                                                                                proceeding.

                                                                                The Maryland Code permits a
                                                                                corporation to indemnify a
                                                                                director, officer, employee or
                                                                                agent who is a party or
                                                                                threatened to be a party, by
                                                                                reason of service in that
                                                                                capacity, to any threatened,
                                                                                pending or completed action,
                                                                                suit or proceeding, against
                                                                                judgments, penalties, fines,
                                                                                settlements and reasonable
                                                                                expenses unless it is
                                                                                established that (i) the act or
                                                                                omission of such person was
                                                                                material to the matter giving
                                                                                rise to the proceeding, and was
                                                                                committed in bad faith or was
                                                                                the result of active and
                                                                                deliberate dishonesty; (ii) such
                                                                                person actually received an
                                                                                improper personal benefit; or
                                                                                (iii) such person had
                                                                                reasonable cause to believe
                                                                                that the act or omission was
                                                                                unlawful. This permissible
                                                                                indemnification obligation
                                                                                may become mandatory or
                                                                                may be prohibited through a
                                                                                corporation's charter, by-laws,
                                                                                a board resolution or another
                                                                                agreement. However, if the
                                                                                proceeding is a derivative suit,
                                                                                the corporation may not
                                                                                indemnify a person who has
                                                                                been adjudged to be liable to
                                                                                the corporation. Corporations
                                                                                are authorized to advance
                                                                                payment of reasonable
                                                                                expenses.

                Pursuant to the Declaration,    The MA Declaration provides     The Charter provides that
                the Delaware Business Trust     that shareholders, trustees and Emerging Markets
                will indemnify any Agent        officers shall be entitled and  Appreciation Fund shall, to the
                who was or is a party or is     empowered to the fullest        full extent permitted by the
                threatened to be made a party   extent permitted by law to      Maryland Code, indemnify all

                     DELAWARE BUSINESS TRUST         MASSACHUSETTS BUSINESS TRUST       MARYLAND CORPORATION
  -             ------------------------------    --------------------------------   ---------------------------
                to any proceeding by reason of    provide for indemnification       persons whom it may
                such Agent's capacity, against    out of Developing Markets         indemnify under the Maryland
                attorneys' fees and other         Trust's assets for liability and  Code. However, no director or
                certain expenses, judgments,      for all expenses reasonably       officer shall be protected from
                fines, settlements and other      incurred or paid or expected to   liability to Emerging Markets
                amounts incurred in con-          be paid by a shareholder,         Appreciation Fund or its
                nection with such proceeding      trustee or officer in connection  stockholders to which such
                if such Agent acted in good       with any claim, action, suit or   person would otherwise be
                faith or in the case of a         proceeding arising from being     subject by reason of willful
                criminal proceeding, had no       or having been a shareholder,     misfeasance, bad faith, gross
                reasonable cause to believe       trustee or officer, respectively. negligence or reckless
                such Agent's conduct was          However, the MA Declaration       disregard of the duties
                unlawful. However, there is no    excludes indemnification for      involved in the conduct of his
                right to indemnification for      trustees and officers for willful office. Note that the Securities
                any liability arising from the    misfeasance, bad faith, and       Act of 1933 (the "1933 Act"),
                Agent's Disqualifying             gross negligence or reckless      in the opinion of the Securities
                Conduct. As to any matter for     disregard of one's duties. Note   and Exchange Commission
                which such Agent is found to      that the 1933 Act, in the         ("SEC"), and the 1940 Act
                be liable in the performance of   opinion of the SEC, and the       also limit the ability of
                such Agent's duty to the          1940 Act also limit the ability   Emerging Markets
                Delaware Business Trust or its    of Developing Markets Trust       Appreciation Fund to
                shareholders, indemnification     to indemnify such persons.        indemnify such persons.
                will be made only to the extent
                that the court in which that                                        The MD By-Laws provide
                action was brought determines                                       that, to the fullest extent
                that in view of all the                                             permitted by the Maryland
                circumstances of the case, the                                      Code, any current or former
                Agent was not liable by reason                                      director or officer seeking
                of such Agent's Disqualifying                                       indemnification shall be
                Conduct. Note that the                                              entitled to the advancement of
                Securities Act of 1933, as                                          reasonable expenses from
                amended (the "1933 Act"), and                                       Emerging Markets
                the 1940 Act also limit the                                         Appreciation Fund. Emerging
                ability of the Delaware                                             Markets Appreciation Fund
                Business Trust to indemnify an                                      may advance expenses to
                Agent.                                                              employees and agents.

                Expenses incurred by an Agent
                in defending any proceeding
                may be advanced by the
                Delaware Business Trust
                before the final disposition of
                the proceeding on receipt of an
                undertaking by or on behalf of
                the Agent to repay the amount
                of the advance if it is
                ultimately determined that the
                Agent is not entitled to
                indemnification by the
                Delaware Business Trust.


             DELAWARE BUSINESS TRUST           MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION
          -----------------------------     ---------------------------------  -----------------------------
INSURANCE    The Delaware Act is silent as     There is no provision in the     Under the Maryland Code, a
             to the right of a DBT to          Massachusetts Statute relating   corporation may purchase
             purchase insurance on behalf      to insurance.                    insurance on behalf of any
             of its trustees or other persons.                                  person who is or was a
                                                                                director, officer, employee or
                                                                                agent against any liability
                                                                                asserted against and incurred
                                                                                by such person in any such
                                                                                capacity whether or not the
                                                                                corporation would have the
                                                                                power to indemnify such
                                                                                person against such liability.

             However, as the policy of the     The MA Declaration permits       The MD By-Laws authorize
             Delaware Act is to give           the purchase of liability        Emerging Markets
             maximum effect to the             insurance out of Developing      Appreciation Fund to purchase
             principle of freedom of           Markets Trust's assets on        insurance on behalf of any
             contract and to the               behalf of the trustees, officers person who is or was a
             enforceability of governing       and agents of Developing         director, officer, employee or
             instruments, the Declaration      Markets Trust. Insurance may     agent against any liability
             authorizes the board of           be maintained for any agent of   asserted against and incurred
             trustees, to the fullest extent   Developing Markets Trust only    by such person in any such
             permitted by applicable law, to   to the extent that Developing    capacity. However, no
             purchase with Delaware            Markets Trust would have the     insurance may be purchased
             Business Trust assets,            power to indemnify the trustee,  which would indemnify any
             insurance for liability and for   officer or agent against such    director or officer against any
             all expenses of an Agent in       liability.                       liability to Emerging Markets
             connection with any                                                Appreciation Fund or its
             proceeding in which such                                           stockholders to which such
             Agent becomes involved by                                          person would otherwise be
             virtue of such Agent's actions,                                    subject by reason of willful
             or omissions to act, in its                                        misfeasance, bad faith, gross
             capacity or former capacity                                        negligence or reckless
             with the Delaware Business                                         disregard of the duties
             Trust, whether or not the                                          involved in the conduct of such
             Delaware Business Trust                                            person's office.
             would have the power to
             indemnify such Agent against
             such liability.

SHAREHOLDER  Under the Delaware Act,          There is no provision in          Under the Maryland Code, a
RIGHT        except to the extent otherwise   Massachusetts Statute relating    stockholder may inspect,
OF           provided in the governing        to shareholder inspection         during usual business hours,
INSPECTION   instrument and subject to        rights.                           the corporation's by-laws,
             reasonable standards                                               stockholder proceeding
             established by the trustees,                                       minutes, annual statements of
             each shareholder has the right,                                    affairs, voting trust agreements
             upon reasonable demand for                                        and, if the corporation is not an
             any purpose reasonably related                                     open-end investment company,
             to the shareholder's interest as                                   a statement showing all stock
             a shareholder, to obtain from                                      and securities issued by the

                Delaware Business Trust       Massachusetts Business Trust        Maryland Corporation
  -             ---------------------------- ---------------------------------  ----------------------------
                the DBT certain information                                     corporation for the previous 12
                regarding the governance and                                    months. In addition,
                affairs of the DBT.                                             stockholders who have
                                                                                individually or together been
                                                                                holders of at least 5% of the
                                                                                outstanding stock of any class
                                                                                for at least 6 months, may
                                                                                inspect the corporation's books
                                                                                of accounts, its stock ledger
                                                                                and its statement of affairs.


                Under the Declaration, a        The MA By-Laws provide that     The Charter grants
                shareholder, upon reasonable    the trustees shall determine    stockholders inspection rights
                written demand to the           whether and to what extent,     only to the extent provided by
                Delaware Business Trust for     and at what times and places,   the Maryland Code. Such
                any purpose reasonably related  the minutes and accounting      rights are subject to reasonable
                to such shareholder's interest  books and records shall be      regulations of the board of
                as a shareholder, may inspect   open for inspection by any      directors not contrary to the
                certain information as to the   shareholder and no shareholder  Maryland Code.
                governance and affairs of the   has the right to inspect such
                Delaware Business Trust         books and records except as
                during regular business hours   conferred by law or authorized
                to the extent permitted by      by the trustees or by the vote
                Delaware law. However,          or consent of the shareholders.
                reasonable standards
                governing, without limitation,
                the information and documents
                to be furnished and the time
                and location of furnishing the
                same, will be established by
                the board or any officer to
                whom such power is delegated
                in the By-Laws. In addition, as
                permitted by the Delaware Act,
                the By-Laws also authorize the
                board or an officer to whom
                the board delegates such
                powers to keep confidential
                from shareholders for such
                period of time as deemed
                reasonable any information
                that the board or such officer
                in good faith believes would
                not be in the best interest of
                the Delaware Business Trust to
                disclose or that could damage
                the Delaware Business Trust or
                that the Delaware Business
                Trust is required by law or by
                agreement with a third party to
                keep confidential.

                      DELAWARE BUSINESS TRUST          MASSACHUSETTS BUSINESS TRUST       MARYLAND CORPORATION
                    -----------------------------    -------------------------------  --------------------------------
DERIVATIVE ACTIONS Under the Delaware Act, a         There is no provision under        Under the Maryland Code, in
                   shareholder may bring a           the Massachusetts Statute          order to bring a derivative
                   derivative action if trustees     regarding derivative actions.      action, a stockholder (or his
                   with authority to do so have                                         predecessor if he became a
                   refused to bring the action or if                                    stockholder by operation of
                   a demand upon the trustees to                                        law) must be a stockholder
                   bring the action is not likely to                                    (a) at the time of the acts or
                   succeed. A shareholder may                                           omissions complained about;
                   bring a derivative action only                                       (b) at the time the action is
                   if the shareholder is a                                              brought and (c) until the
                   shareholder at the time the                                          completion of the litigation. A
                  action is brought and: (i) was a                                      derivative action may be
                  shareholder at the time of the                                        brought by a stockholder if (i)
                  transaction complained about                                          a demand upon the board of
                  or (ii) acquired the status of                                        directors to bring the action is
                  shareholder by operation of                                           improperly refused or (ii) a
                  law or pursuant to the                                                request upon the board of
                  governing instrument from a                                           directors would be futile.
                  person who was a shareholder
                  at the time of the transaction.                                       Under the Maryland Code, a
                  A shareholder's right to bring                                        director of an investment
                  a derivative action may be                                            company who "is not an
                  subject to such additional                                            interested person, as defined
                  standards and restrictions, if                                        by the 1940 Act, shall be
                  any, as are set forth in the                                          deemed to be independent and
                  governing instrument.                                                 disinterested when making any
                                                                                        determination or taking any
                                                                                        action as a director."

                  The Declaration provides that,     The MA Declaration has a
                  subject to the requirements set    provision regarding
                  forth in the Delaware Act, a       shareholder voting regarding
                  shareholder may bring a            derivative actions as described
                  derivative action on behalf of     above.
                  the Delaware Business Trust
                  only if the shareholder first
                  makes a pre-suit demand upon
                  the board of trustees to bring
                  the subject action unless an
                  effort to cause the board of
                  trustees to bring such action is
                  excused.

                  A demand on the board of
                  trustees shall only be excused
                  if a majority of the board of
                  trustees, or a majority of any
                  committee established to
                  consider the merits of such
                  action, has a material personal
                  financial interest in the action
                  at issue. A trustee shall not be
                  deemed to have a material
                  personal financial interest in an


                DELAWARE BUSINESS TRUST            MASSACHUSETTS BUSINESS TRUST          MARYLAND CORPORATION
  -             ------------------------------  ------------------------------- -------------------------------
                action or otherwise be
                disqualified from ruling on a
                shareholder demand by virtue
                of the fact that such trustee
                receives remuneration from his
                service on the board of trustees
                of the Delaware Business Trust
                or on the boards of one or
                more investment companies
                with the same or an affiliated
                investment advisor or
                underwriter.

MANAGEMENT      The Delaware Business Trust     Developing Markets Trust is     Emerging Markets
INVESTMENT      is an open-end management       an open-end management          Appreciation Fund is a closed-
COMPANY         investment company under the    investment company under the    end management investment
CLASSIFICATION  1940 Act (i.e., a management    1940 Act (i.e., a management    company under the 1940 Act
                investment company whose        investment company whose        (i.e., a management investment
                securities are redeemable).     securities are redeemable).     company whose securities are
                                                                                not redeemable).

                                   EXHIBIT C

                   COMPARISON OF DEVELOPING MARKETS TRUST'S
          CURRENT AND PROPOSED FUNDAMENTAL INVESTMENT RESTRICTIONS TO
              EMERGING MARKETS APPRECIATION FUND'S CORRESPONDING
                      FUNDAMENTAL INVESTMENT RESTRICTIONS


    EMERGING MARKETS
    APPRECIATION FUND        DEVELOPING
      CORRESPONDING         MARKETS TRUST
       FUNDAMENTAL           INVESTMENT        DEVELOPING MARKETS TRUST         DEVELOPING MARKETS TRUST
       INVESTMENT            RESTRICTION         CURRENT FUNDAMENTAL              PROPOSED FUNDAMENTAL
       RESTRICTION            NUMBER &          INVESTMENT RESTRICTION           INVESTMENT RESTRICTION
    The Fund may not:          SUBJECT            The Fund may not:                The Fund may not:
-------------------------- ---------------- ------------------------------- --------------------------------
Purchase real estate, real 1. (Real Estate) Invest in real estate or        Purchase or sell real estate
estate mortgage loans or                    mortgages on real estate        unless acquired as a result of
real estate limited                         (although the Fund may invest   ownership of securities or
partnership interests                       in marketable securities        other instruments and provided
(other than securities                      secured by real estate or       that this restriction does not
secured by real estate or                   interests therein or issued by  prevent the Fund from
interests therein or                        companies or investment trusts  (i) purchasing or selling
securities issued by                        which invest in real estate or  securities secured by real
companies that invest in                    interests therein);             estate or interests therein or
real estate or interests                                                    securities issued by companies
therein).                                                                   that invest, deal or otherwise
                                                                            engage in transactions in real
                                                                            estate or interests therein,
                                                                            (ii) making, purchasing or
                                                                            selling real estate mortgage
                                                                            loans, and (iii) purchasing or
                                                                            selling direct investments in
                                                                            real estate through
                                                                            partnerships and other special
                                                                            purpose entities that own or
                                                                            develop real estate.

No comparable              1. (Oil and Gas  invest in interests (other than Proposed to be Eliminated
fundamental investment     Programs)        debentures or equity stock
restriction.                                interests) in oil, gas or other
                                            mineral exploration or
                                            development programs;

Purchase or sell           1. (Commodities) purchase or sell commodity      Purchase or sell commodities
commodities or                              contracts (except futures       as defined in the Commodity
commodity contracts,                        contracts as described in the   Exchange Act, as amended,
including futures                           Fund's prospectus or statement  and the rules and regulations
contracts and options                       of additional information);     thereunder, unless acquired as
thereon, except that the                                                    a result of ownership of
Fund may engage in                                                          securities or other instruments
hedging transactions as                                                     and provided that this
described in its                                                            restriction does not prevent the
Prospectus.                                                                 Fund from engaging in
                                                                            transactions involving futures

     EMERGING MARKETS
     APPRECIATION FUND          DEVELOPING
       CORRESPONDING           MARKETS TRUST
        FUNDAMENTAL             INVESTMENT          DEVELOPING MARKETS TRUST          DEVELOPING MARKETS TRUST
        INVESTMENT              RESTRICTION           CURRENT FUNDAMENTAL               PROPOSED FUNDAMENTAL
        RESTRICTION              NUMBER &            INVESTMENT RESTRICTION            INVESTMENT RESTRICTION
     The Fund may not:            SUBJECT              The Fund may not:                 The Fund may not:
--------------------------- ------------------- --------------------------------- --------------------------------
                                                                                  contracts and options thereon
                                                                                  or investing in securities that
                                                                                  are secured by physical
                                                                                  commodities.

No comparable               1. (Investment in   [or] invest in other open-end     Proposed to be Eliminated
fundamental investment      Other Investment    investment companies except
restriction.                Companies)          as permitted by the 1940 Act.     Note: The Fund will still be
                                                                                  subject to the restrictions of
Note: The Fund is still                                                           (S)12(d) of the 1940 Act, or any
subject to the restrictions                                                       rules or exemptions or
of (S)12(d) of the 1940                                                           interpretations thereunder that
Act, which restricts an                                                           may be adopted, granted or
investment company's                                                              issued by the SEC, which
investments in other                                                              restrict an investment
investment companies.                                                             company's investments in
                                                                                  other investment companies.

No comparable               2. (Management      Purchase or retain securities of  Proposed to be Eliminated
fundamental investment      Ownership of        any company in which trustees
restriction.                Securities)         or officers of the Fund or of
                                                the manager, individually own
                                                more than 1/2 of 1% of the
                                                securities of such company or,
                                                in the aggregate, own more
                                                than 5% of the securities of
                                                such company.

No comparable               3. (Diversification Purchase any security (other      Purchase the securities of any
fundamental investment      of Investments)     than obligations of the U.S.      one issuer (other than the U.S.
restriction.                                    government, its agencies and      government or any of its
                                                instrumentalities) if, as a       agencies or instrumentalities
                                                result, as to 75% of the Fund's   or securities of other
                                                total assets (i) more than 5%     investment companies,
                                                of the Fund's total assets        whether registered or excluded
                                                would be invested in securities   from registration under
                                                of any single issuer, or (ii) the Section 3(c) of the 1940 Act)
                                                Fund would then own more          if immediately after such
                                                than 10% of the voting            investment (a) more than 5%
                                                securities of any single issuer.  of the value of the Fund's total assets would be invested in
                                                                                  such issuer or (b) more than
                                                                                  10% of the outstanding voting
                                                                                  securities of such issuer would
                                                                                  be owned by the Fund, except
                                                                                  that up to 25% of the value of
                                                                                  the Fund's total assets may be
                                                                                  invested without regard to
                                                                                  such 5% and 10% limitations.

     EMERGING MARKETS
     APPRECIATION FUND          DEVELOPING
       CORRESPONDING           MARKETS TRUST
        FUNDAMENTAL             INVESTMENT         DEVELOPING MARKETS TRUST          DEVELOPING MARKETS TRUST
        INVESTMENT              RESTRICTION          CURRENT FUNDAMENTAL               PROPOSED FUNDAMENTAL
        RESTRICTION              NUMBER &           INVESTMENT RESTRICTION            INVESTMENT RESTRICTION
     The Fund may not:            SUBJECT             The Fund may not:                 The Fund may not:
---------------------------- ----------------- --------------------------------- --------------------------------
Underwrite the securities    4. (Underwriting) Act as an underwriter;            Act as an underwriter except
of other issuers, except                                                         to the extent the Fund may be
to the extent that, in                                                           deemed to be an underwriter
connection with the                                                              when disposing of securities it
disposition of portfolio                                                         owns or when selling its own
securities, it may be                                                            shares.
deemed to be an
underwriter.

Issue senior securities ..., 4. (Senior        issue senior securities except    Issue senior securities, except
except that (a) short-term   Securities,       as set forth in investment        to the extent permitted by the
credits necessary for        Margin Accounts   restriction 6 below; or           1940 Act or any rules,
settlement of securities     and Short Sales)  purchase on margin or sell        exemptions or interpretations
transactions are not                           short (but the Fund may make      thereunder that may be
considered ... senior                          margin payments in                adopted, granted or issued by
securities.                                    connection with options on        the SEC.
Purchase securities on                         securities or securities indices,
margin (except for                             foreign currencies, futures
delayed delivery or                            contracts and related options,
when-issued transactions                       and forward contracts and
or such short-term                             related options).
credits as are necessary
for the clearance of
transactions).
Make short sales of
securities or maintain a
short position.

Make loans, except that      5. (Lending)      Loan money, apart from the        Make loans to other persons
the Fund may (a)                               purchase of a portion of an       except (a) through the lending
purchase and hold debt                         issue of publicly distributed     of its portfolio securities,
instruments (including                         bonds, debentures, notes and      (b) through the purchase of
bonds, debentures or                           other evidences of                debt securities, loan
other obligations and                          indebtedness, although the        participations and/or engaging
certificates of deposit,                       Fund may enter into               in direct corporate loans in
bankers' acceptances and                       repurchase agreements and         accordance with its investment
fixed time deposits) in                        lend its portfolio securities.    objectives and policies, and
accordance with its                                                              (c) to the extent the entry into
investment objective and                                                         a repurchase agreement is
policies; (b) invest in                                                          deemed to be a loan. The Fund
loans including loan                                                             may also make loans to other
participations and loan                                                          investment companies to the
assignments as described                                                         extent permitted by the
in its Prospectus;                                                               1940 Act or any rules or

    EMERGING MARKETS
    APPRECIATION FUND        DEVELOPING
      CORRESPONDING         MARKETS TRUST
       FUNDAMENTAL           INVESTMENT          DEVELOPING MARKETS TRUST       DEVELOPING MARKETS TRUST
       INVESTMENT            RESTRICTION           CURRENT FUNDAMENTAL            PROPOSED FUNDAMENTAL
       RESTRICTION            NUMBER &            INVESTMENT RESTRICTION         INVESTMENT RESTRICTION
    The Fund may not:          SUBJECT              The Fund may not:              The Fund may not:
------------------------- ------------------ -------------------------------- -----------------------------
(c) enter into repurchase                                                     exemptions or interpretations
agreements with                                                               thereunder that may be
respectto portfolio                                                           adopted, granted or issued by
securities; and (d) make                                                      the SEC.
loans of portfolio
securities, as described
under "Additional
Investment Practices--
Loans of Portfolio
Securities" in its
Prospectus.

Borrow money, except      6. (Borrowing)     Borrow money, except that the    Borrow money, except to the
that (a) short-term                          Fund may borrow money from       extent permitted by the 1940
credits necessary for                        banks in an amount not           Act or any rules, exemptions
settlement of securities                     exceeding 33 1/3% of the value   or interpretations thereunder
transactions are not                         of the Fund's total assets       that may be adopted, granted
considered borrowings...,                    (including the amount            or issued by the SEC.
and (b) the Fund may                         borrowed), or pledge,
borrow up to 5% of its                       mortgage or hypothecate its
total assets (including                      assets for any purposes, except
the amount borrowed)                         to secure borrowings and then
for temporary or                             only to an extent not greater
emergency purposes.                          than 15% of the Fund's total
                                             assets. Arrangements with
                                             respect to margin for futures
                                             contracts, forward contracts
                                             and related options are not
                                             deemed to be a pledge of
                                             assets.

No comparable             7. (Three Years of Invest more than 5% of the       Proposed to be Eliminated
fundamental investment    Company            value of the Fund's total assets
restriction.              Operation)         in securities of issuers,
                                             including their predecessors,
                                             which have been in continuous
                                             operation less than three years.

No comparable             8. (Warrants)      Invest more than 5% of the       Proposed to be Eliminated
fundamental investment                       Fund's total assets in warrants,
restriction.                                 whether or not listed on the
                                             New York Stock Exchange
                                             (NYSE) or the American
                                             Stock Exchange, including no
                                             more than 2% of its total
                                             assets which may be invested

     EMERGING MARKETS
     APPRECIATION FUND         DEVELOPING
       CORRESPONDING          MARKETS TRUST
        FUNDAMENTAL            INVESTMENT          DEVELOPING MARKETS TRUST          DEVELOPING MARKETS TRUST
        INVESTMENT             RESTRICTION           CURRENT FUNDAMENTAL               PROPOSED FUNDAMENTAL
        RESTRICTION             NUMBER &            INVESTMENT RESTRICTION            INVESTMENT RESTRICTION
     The Fund may not:           SUBJECT              The Fund may not:                 The Fund may not:
--------------------------- ------------------ --------------------------------- --------------------------------
                                               in warrants that are not listed
                                               on those exchanges. Warrants
                                               acquired by the Fund in units
                                               or attached to securities are not
                                               included in this restriction.

Invest 25% or more of       9. (Industry       Invest more than 25% of the       Invest more than 25% of its
the total value of its      Concentration)     Fund's total assets in a single   net assets in securities of
assets in a particular                         industry.                         issuers in any one industry
industry. For purposes of                                                        (other than securities issued or
this restriction, a foreign                                                      guaranteed by the U.S.
government (but not the                                                          government or any of its
U.S. Government) is                                                              agencies or instrumentalities
deemed to be an                                                                  or securities of other
"industry."                                                                      investment companies).

No comparable               10. (Joint Trading Participate on a joint or a joint Proposed to be Eliminated
fundamental investment      Account)           and several basis in any
restriction.                                   trading account in securities.

No comparable               11. (Unlisted      Invest more than 15% of the       Proposed to be Eliminated
fundamental investment      Foreign Securities Fund's total assets in securities Note: The current fundamental
restriction.                and Restricted     of foreign issuers that are not   policy will be replaced with a
                            Securities)        listed on a recognized U.S. or    non-fundamental investment
                                               foreign securities exchange,      policy that limits the Fund's
                                               including no more than 10% of     investment in illiquid
                                               its total assets in restricted    securities to 15% of the Fund's
                                               securities, securities that are   net assets.
                                               not readily marketable,
                                               repurchase agreements having
                                               more than seven days to
                                               maturity, and over-the-counter
                                               options purchased by the
                                               Fund. Assets used as cover for
                                               over-the-counter options
                                               written by the Fund are
                                               considered not readily
                                               marketable.

No comparable               Unnumbered.        . . . invest more than 10% of     Proposed to be Eliminated
fundamental investment      (Defaulted Debt    its total assets (at the time of
restriction.                Securities)        purchase) in defaulted debt
                                               securities, which may be
                                               illiquid.

Invest for the purpose of   (Investment for    No comparable fundamental         No comparable fundamental
exercising control over     Purpose of         investment restriction.           investment restriction.
management of any           Control)
company.

                                                              TLTEA PROXY 07/02

               TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
                ANNUAL MEETING OF SHAREHOLDERS - AUGUST 26, 2002

The undersigned hereby revokes all previous proxies for his/her shares and appoints BARBARA J. GREEN, BRUCE S. ROSENBERG and LORI A. WEBER, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Templeton Emerging Markets Appreciation Fund, Inc. (the "Emerging
Markets Appreciation Fund") that the undersigned is entitled to vote at the Emerging Markets Appreciation Fund's Annual Meeting of Shareholders (the
"Meeting") to be held at 500 East Broward Boulevard, 12th Floor, Fort Lauderdale, Florida at 2:30 p.m., Eastern time, on the 26th day of August 2002, including any postponements or adjournments thereof, upon the matters set forth below and instructs them to vote upon any matters that may properly be acted upon at the Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED FOR PROPOSALS 1 (INCLUDING ALL NOMINEES FOR DIRECTORS) AND 2. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE PROXY HOLDERS WILL VOTE, ACT AND CONSENT ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.

                 (CONTINUED, AND TO BE SIGNED ON THE OTHER SIDE)

                              FOLD AND DETACH HERE

                                               Please mark your ballot as
                                               indicated in this example  [X]

THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS A VOTE FOR PROPOSAL 1.

Proposal 1 - Election of Directors.

     FOR all nominees               WITHHOLD          Nominees: 01 Rupert H. Johnson, Jr., 02 Betty P. Krahmer,
    listed (except as              AUTHORITY          03 Gordon S. Macklin and 04 Fred R. Millsaps
   marked to the right)         to vote for all
                                nominees listed

         [ ]                         [ ]              TO WITHHOLD AUTHORITY TO VOTE FOR ANY INDIVIDUAL
                                                      NOMINEE, WRITE THAT NOMINEE'S NAME ON THE LINE
                                                      BELOW.

                                                      ------------------------------------------------------------


Proposal 2 - To approve an Agreement and Plan of  Acquisition  between Emerging
             Markets  Appreciation Fund and Templeton Developing Markets Trust
             ("Developing   Markets   Trust")   that   provides  for  (i)  the
             acquisition of substantially all of the assets of Emerging Markets Appreciation Fund by Developing Markets Trust in exchange solely for shares of Developing Markets Trust - Advisor Class,
             (ii) the distribution of such shares to the shareholders of Emerging Markets Appreciation Fund, and (iii) the complete liquidation and dissolution of Emerging Markets Appreciation Fund.


                     FOR               AGAINST             ABSTAIN

                     [ ]                 [  ]               [  ]




I PLAN TO ATTEND THE MEETING.             YES      NO
                                          [ ]      [ ]


SIGNATURE(S):                                              DATED       , 2002
             ---------------------------------------------      -------

PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY. IF SIGNING FOR ESTATES, TRUSTS OR CORPORATIONS, TITLE OR CAPACITY SHOULD BE STATED. IF SHARES ARE HELD JOINTLY, EACH HOLDER SHOULD SIGN.

                              FOLD AND DETACH HERE